UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Balanced Fund

Management’s Discussion of Fund Performance	2

Performance	4

Fund Profile	5

Endnotes and Additional Disclosures	6

Fund Expenses	7

Financial Statements	8

Report of Independent Registered Public Accounting Firm	23 and 36

Federal Tax Information	24

Management and Organization	37

Important Notices	40

Eaton Vance

Balanced Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets rose in the 12-month period ended December 31, 2016, as the nation’s economy continued to strengthen and the outcome of the U.S. presidential election gave stocks a late-period boost.

U.S. and international markets began the period amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. Stocks pulled back in early January 2016 and continued into mid-February, when the slide reversed. Coinciding with the move was a rise in crude oil prices following a prolonged decline.

In June 2016, U.S. and non-U.S. stocks briefly plunged following Britain’s “Brexit” vote to leave the European Union. However, equity markets, led by the U.S., quickly rallied from the two-day tailspin and recovered the lost ground. Helped by stronger U.S. economic indicators, major U.S. stock indexes reached multiple record highs during July and August of 2016.

U.S. equity markets retreated in late August 2016 amid falling oil prices and fears about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, stocks rallied sharply following the victory of Donald Trump in the U.S. presidential election. The broad-based “Trump Bump” was led by financial stocks as well as the aerospace & defense industry.

For the 12-month period, the blue-chip Dow Jones Industrial Average2 advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 11.96%. The technology-laden NASDAQ Composite Index delivered an 8.87% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index outperformed their large-cap counterparts, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

On the fixed income side, the U.S. economy maintained its pace of moderate growth and low inflation. Slowing economic growth in China, modest expansion in Europe and anemic growth in Japan prompted central bank actions in all three areas. As a result, interest rates, including those on U.S. Treasurys, remained historically low.

In the winter, the Bank of China cut its reserve ratio requirements for banks, the Bank of Japan introduced negative interest rates, and the European Central Bank cut its rates further and expanded its bond-buying program. These moves, coupled with the Fed’s hesitance to raise rates for much of 2016, combined with a brightening macroeconomic outlook to increase investor risk appetite. Emerging market equities and bonds benefited from U.S. dollar weakness and a rebound in commodity prices after the price of oil bottomed in February 2016.

In August 2016, the Bank of England surprised investors by cutting interest rates and announcing an extensive program to purchase U.K. Gilts and corporate bonds. In September 2016, the Bank of Japan announced measures to steepen the yield curve and boost the country’s banking sector. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid stronger economic growth reports. For the 12 months ended December 31, 2016, the U.S. investment-grade bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, had a total return of 2.65%.

Fund Performance

For the fiscal year ending December 31, 2016, Eaton Vance Balanced Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 4.60%, underperforming its primary benchmark, the S&P 500 Index (the Index), which returned 11.96% for the same period. The Fund also underperformed its blended benchmark, a 60%/40% blend of the Index and the Bloomberg Barclays U.S. Aggregate Bond Index, and outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, respectively, which returned 2.65% for the 12-month period.

At period-end, 60% of the Fund was invested in equities through the Stock Portfolio, while 40% was invested in fixed-income securities through the Core Bond Portfolio. Within the Fund’s equity allocation, the financials sector was the largest detractor to Portfolio performance relative to the Index due to stock selection. Within the sector, the capital markets industry was a notable laggard in the period. Industry giant Credit Suisse Group AG was one of the Portfolio’s weakest individual stocks, as it struggled to restructure itself in a challenging global environment. At period-end, the Portfolio no longer held the stock.

Stock selection in the health care sector was also a drag on relative Portfolio performance versus the Index. The pharmaceuticals and biotechnology industries both lagged in the 12-month period as investors worried about

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

December 31, 2016

Management’s Discussion of Fund Performance — continued

calls to regulate drug prices. Generic drug company Teva Pharmaceuticals Industries, Ltd. ADR was the Portfolio’s worst-performing individual stock in the period. The stock was not held at period-end.

In the information technology sector, stock selection detracted from Portfolio performance versus the Index, particularly in the software industry. The Portfolio’s underweight position in software giant Microsoft Corp. detracted after the stock rose late in the period. The Portfolio did not hold the stock at period-end.

Energy was the Portfolio’s top-performing sector versus the Index in the period thanks to stock selection. Oil and gas producer Devon Energy was one of the Portfolio’s leading individual stocks, as it benefited from rising oil prices. Portfolio management took profits in the stock, which was not held at period-end.

The consumer staples sector contributed to relative Portfolio results versus the Index, particularly the food products industry. Pinnacle Foods, Inc. was among the top stock performers after earnings topped expectations.

The materials sector contributed to Portfolio results versus the Index due largely to the strong performance of International Paper Co. in the containers & packaging industry. The company was boosted by industry consolidation that led to stronger pricing.

On the fixed-income side, management early in the period increased the Portfolio’s exposure to corporate bonds, which had weakened on global economic growth concerns. The sector subsequently recovered, finishing the year as one of the best performing sectors of the investment-grade bond market. The Portfolio also benefited from an overweight to commercial mortgage backed securities, as well as an underweight to U.S. Treasury notes.

Conversely, interest rate management slightly detracted from performance as management’s preference for 10-year maturity corporate bonds and Treasury Inflation-Protected Securities (TIPS) resulted in an overweight to the intermediate key rates, which underperformed after the unexpected U.S. election results. Security selection also detracted from the Portfolio’s results versus the Index, particularly corporate bonds issued by commodity companies.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Balanced Fund

December 31, 2016

Performance2,3

Portfolio Managers Charles B. Gaffney, Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV		04/01/1932	04/01/1932	4.60%	9.67%	5.72%
Class A with 5.75% Maximum Sales Charge		—	—	–1.42	8.39	5.10
Class B at NAV		11/02/1993	04/01/1932	3.87	8.88	4.93
Class B with 5% Maximum Sales Charge		—	—	–1.13	8.59	4.93
Class C at NAV		11/02/1993	04/01/1932	3.88	8.86	4.94
Class C with 1% Maximum Sales Charge		—	—	2.88	8.86	4.94
Class I at NAV		09/28/2012	04/01/1932	4.86	9.90	5.83
Class R at NAV		05/02/2016	04/01/1932	4.45	9.64	5.70
Class R6 at NAV		05/02/2016	04/01/1932	5.02	9.93	5.84
S&P 500 Index		—	—	11.96%	14.64%	6.94%
Bloomberg Barclays U.S. Aggregate Bond Index		—	—	2.65	2.23	4.34
Blended Index		—	—	8.31	9.69	6.21

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I	Class R	Class R6
Gross	1.02%	1.77%	1.77%	0.77%	1.27%	0.73%
Net	0.98	1.73	1.73	0.73	1.23	0.69

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	12/31/2006	$16,187	N.A.
Class C	$10,000	12/31/2006	$16,200	N.A.
Class I	$250,000	12/31/2006	$440,600	N.A.
Class R	$10,000	12/31/2006	$17,418	N.A.
Class R6	$1,000,000	12/31/2006	$1,765,160	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Balanced Fund

December 31, 2016

Fund Profile5

Asset Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Balanced Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Prior to August 24, 2016, Bloomberg Barclays U.S. Aggregate Bond Index was named Barclays U.S. Aggregate Bond Index Bond Index. The blended index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

Fund profile subject to change due to active management.

6

Eaton Vance

Balanced Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,012.90	$4.96	**	0.98%
Class B	$1,000.00	$1,009.80	$8.74	**	1.73%
Class C	$1,000.00	$1,009.20	$8.74	**	1.73%
Class I	$1,000.00	$1,014.20	$3.70	**	0.73%
Class R	$1,000.00	$1,012.70	$6.22	**	1.23%
Class R6	$1,000.00	$1,015.80	$3.50	**	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.98	**	0.98%
Class B	$1,000.00	$1,016.40	$8.77	**	1.73%
Class C	$1,000.00	$1,016.40	$8.77	**	1.73%
Class I	$1,000.00	$1,021.50	$3.71	**	0.73%
Class R	$1,000.00	$1,019.00	$6.24	**	1.23%
Class R6	$1,000.00	$1,021.70	$3.51	**	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

7

Eaton Vance

Balanced Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investment in Core Bond Portfolio, at value (identified cost, $339,327,286)	$333,516,328
Investment in Stock Portfolio, at value (identified cost, $473,650,839)	513,910,701
Receivable for Fund shares sold	1,609,545
Receivable from affiliate	34,964
Total assets	$849,071,538

Liabilities
Payable for Fund shares redeemed	$2,602,676
Payable to affiliates:
Administration fee	28,587
Distribution and service fees	297,877
Trustees’ fees	125
Accrued expenses	196,936
Total liabilities	$3,126,201
Net Assets	$845,945,337

Sources of Net Assets
Paid-in capital	$807,456,330
Accumulated net realized gain from Portfolios	3,948,397
Accumulated undistributed net investment income	91,706
Net unrealized appreciation from Portfolios	34,448,904
Net Assets	$845,945,337

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Statement of Assets and Liabilities — continued

Class A Shares	December 31, 2016
Net Assets	$374,579,244
Shares Outstanding	44,536,572
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.41
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.92

Class B Shares
Net Assets	$5,313,408
Shares Outstanding	630,510
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.43

Class C Shares
Net Assets	$254,655,943
Shares Outstanding	30,159,854
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.44

Class I Shares
Net Assets	$211,211,374
Shares Outstanding	25,103,165
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.41

Class R Shares
Net Assets	$178,364
Shares Outstanding	21,240
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.40

Class R6 Shares
Net Assets	$7,004
Shares Outstanding	832
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.42

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends allocated from Portfolios (net of foreign taxes, $30,579)	$9,294,768
Interest allocated from Portfolios	7,747,859
Securities lending income allocated from Portfolios, net	249
Expenses allocated from Portfolios	(4,206,848)
Total investment income from Portfolios	$12,836,028

Expenses
Administration fee	$288,704
Distribution and service fees
Class A	875,506
Class B	64,991
Class C	2,090,559
Class R	86
Trustees’ fees and expenses	500
Custodian fee	52,544
Transfer and dividend disbursing agent fees	626,480
Legal and accounting services	57,018
Printing and postage	67,820
Registration fees	180,109
Miscellaneous	18,115
Total expenses	$4,322,432
Deduct —
Allocation of expenses to affiliate	$216,128
Total expense reductions	$216,128

Net expenses	$4,106,304

Net investment income	$8,729,724

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$10,631,979
Foreign currency transactions	(10,909)
Net realized gain	$10,621,070
Change in unrealized appreciation (depreciation) —
Investments	$13,322,545
Foreign currency	(90)
Net change in unrealized appreciation (depreciation)	$13,322,455

Net realized and unrealized gain	$23,943,525

Net increase in net assets from operations	$32,673,249

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$8,729,724	$3,192,345
Net realized gain from investment transactions, financial futures contracts and foreign currency transactions	10,621,070	9,897,653
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	13,322,455	(5,726,811)
Net increase in net assets from operations	$32,673,249	$7,363,187
Distributions to shareholders —
From net investment income
Class A	$(5,207,604)	$(3,202,065)
Class B	(43,342)	(58,457)
Class C	(1,649,388)	(657,136)
Class I	(2,819,484)	(689,611)
Class R	(709)	—
Class R6	(38)	—
From net realized gain
Class A	(1,391,967)	(10,522,814)
Class B	(20,049)	(403,708)
Class C	(941,910)	(4,126,088)
Class I	(801,354)	(2,007,316)
Class R	(665)	—
Class R6	(26)	—
Total distributions to shareholders	$(12,876,536)	$(21,667,195)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$154,022,911	$133,503,947
Class B	626,982	1,344,828
Class C	146,628,925	92,461,234
Class I	195,784,259	66,807,789
Class R	185,492	—
Class R6	6,973	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,982,495	12,421,660
Class B	53,111	381,208
Class C	2,404,058	4,323,916
Class I	3,189,483	2,115,933
Class R	1,374	—
Class R6	64	—
Cost of shares redeemed
Class A	(91,325,418)	(42,440,814)
Class B	(1,495,099)	(1,870,921)
Class C	(37,346,869)	(16,216,772)
Class I	(69,620,243)	(13,395,777)
Class R	(7,437)	—
Class R6	(23)	—
Net asset value of shares exchanged
Class A	2,043,030	1,617,657
Class B	(2,043,030)	(1,617,657)
Net increase in net assets from Fund share transactions	$309,091,038	$239,436,231
Other capital —
Portfolio transaction fee contributed to Portfolio	$(324,831)	$—
Portfolio transaction fee allocated from Portfolio	290,734	—
Net decrease in net assets from other capital	$(34,097)	$—

Net increase in net assets	$328,853,654	$225,132,223

Net Assets
At beginning of year	$517,091,683	$291,959,460
At end of year	$845,945,337	$517,091,683

Accumulated undistributed net investment income included in net assets
At end of year	$91,706	$—

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016		2015		2014	2013	2012
Net asset value — Beginning of year	$8.190		$8.460		$8.460	$7.570	$6.910

Income (Loss) From Operations
Net investment income(1)	$0.114		$0.088		$0.090	$0.077	$0.096
Net realized and unrealized gain	0.261		0.139		0.703	1.491	0.694

Total income from operations	$0.375		$0.227		$0.793	$1.568	$0.790

Less Distributions
From net investment income	$(0.123)		$(0.116)		$(0.110)	$(0.101)	$(0.130)
From net realized gain	(0.032)		(0.381)		(0.683)	(0.577)	—

Total distributions	$(0.155)		$(0.497)		$(0.793)	$(0.678)	$(0.130)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$—		$—	$—	$—

Net asset value — End of year	$8.410		$8.190		$8.460	$8.460	$7.570

Total Return(3)	4.60	%(4)	2.65	%(4)	9.62%	20.96%	11.50%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$374,579		$293,994		$197,190	$171,322	$159,831
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.98	%(4)	1.05	%(4)	1.14%	1.14%	1.16%
Net investment income	1.38%		1.05%		1.02%	0.93%	1.31%
Portfolio Turnover of the Fund(7)	11%		2%		17%	9%	2%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Financial Highlights — continued

	Class B
	Year Ended December 31,
	2016		2015		2014	2013	2012
Net asset value — Beginning of year	$8.200		$8.470		$8.470	$7.570	$6.910

Income (Loss) From Operations
Net investment income(1)	$0.051		$0.025		$0.024	$0.015	$0.041
Net realized and unrealized gain	0.266		0.139		0.702	1.501	0.692

Total income from operations	$0.317		$0.164		$0.726	$1.516	$0.733

Less Distributions
From net investment income	$(0.055)		$(0.053)		$(0.043)	$(0.039)	$(0.073)
From net realized gain	(0.032)		(0.381)		(0.683)	(0.577)	—

Total distributions	$(0.087)		$(0.434)		$(0.726)	$(0.616)	$(0.073)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$—		$—	$—	$—

Net asset value — End of year	$8.430		$8.200		$8.470	$8.470	$7.570

Total Return(3)	3.87	%(4)	1.88	%(4)	8.78%	20.19%	10.65%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,313		$7,992		$10,022	$11,770	$10,966
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.73	%(4)	1.80	%(4)	1.89%	1.89%	1.91%
Net investment income	0.62%		0.29%		0.27%	0.18%	0.55%
Portfolio Turnover of the Fund(7)	11%		2%		17%	9%	2%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

13	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2016		2015		2014	2013	2012
Net asset value — Beginning of year	$8.220		$8.500		$8.500	$7.600	$6.940

Income (Loss) From Operations
Net investment income(1)	$0.052		$0.026		$0.024	$0.015	$0.041
Net realized and unrealized gain	0.266		0.138		0.705	1.502	0.693

Total income from operations	$0.318		$0.164		$0.729	$1.517	$0.734

Less Distributions
From net investment income	$(0.066)		$(0.063)		$(0.046)	$(0.040)	$(0.074)
From net realized gain	(0.032)		(0.381)		(0.683)	(0.577)	—

Total distributions	$(0.098)		$(0.444)		$(0.729)	$(0.617)	$(0.074)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$—		$—	$—	$—

Net asset value — End of year	$8.440		$8.220		$8.500	$8.500	$7.600

Total Return(3)	3.88	%(4)	1.86	%(4)	8.78%	20.14%	10.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$254,656		$137,051		$60,351	$39,432	$25,783
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.73	%(4)	1.80	%(4)	1.88%	1.89%	1.91%
Net investment income	0.63%		0.30%		0.28%	0.18%	0.55%
Portfolio Turnover of the Fund(7)	11%		2%		17%	9%	2%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

14	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,						Period Ended December 31, 2012(1)
	2016		2015		2014	2013
Net asset value — Beginning of period	$8.190		$8.460		$8.460	$7.560	$7.610

Income (Loss) From Operations
Net investment income(2)	$0.137		$0.109		$0.115	$0.099	$0.032
Net realized and unrealized gain (loss)	0.258		0.138		0.700	1.500	(0.049)

Total income (loss) from operations	$0.395		$0.247		$0.815	$1.599	$(0.017)

Less Distributions
From net investment income	$(0.143)		$(0.136)		$(0.132)	$(0.122)	$(0.033)
From net realized gain	(0.032)		(0.381)		(0.683)	(0.577)	—

Total distributions	$(0.175)		$(0.517)		$(0.815)	$(0.699)	$(0.033)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$—		$—	$—	$—

Net asset value — End of period	$8.410		$8.190		$8.460	$8.460	$7.560

Total Return(4)	4.86	%(5)	2.88	%(5)	9.89%	21.42%	(0.22	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$211,211		$78,055		$24,397	$6,198	$5
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.73	%(5)	0.80	%(5)	0.89%	0.89%	0.90	%(9)
Net investment income	1.63%		1.29%		1.31%	1.19%	1.65	%(9)
Portfolio Turnover of the Fund(10)	11%		2%		17%	9%	2	%(11)

(1)	For the period from commencement of operations on September 28, 2012 to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Financial Highlights — continued

	Class R
	Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$8.290

Income (Loss) From Operations
Net investment income(2)	$0.075
Net realized and unrealized gain	0.152

Total income from operations	$0.227

Less Distributions
From net investment income	$(0.085)
From net realized gain	(0.032)

Total distributions	$(0.117)

Portfolio transaction fee, net(2)	$(0.000	)(3)

Net asset value — End of period	$8.400

Total Return(4)	2.73	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.23	%(5)(9)
Net investment income	1.33	%(9)
Portfolio Turnover of the Fund(10)	11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the period ended December 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

16	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Financial Highlights — continued

	Class R6
	Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$8.300

Income (Loss) From Operations
Net investment income(2)	$0.088
Net realized and unrealized gain	0.170

Total income from operations	$0.258

Less Distributions
From net investment income	$(0.106)
From net realized gain	(0.032)

Total distributions	$(0.138)

Portfolio transaction fees, net(2)	$(0.000	)(3)

Net asset value — End of period	$8.420

Total Return(4)	3.11	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.69	%(5)(9)
Net investment income	1.58	%(9)
Portfolio Turnover of the Fund(10)	11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the period ended December 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

17	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at December 31, 2016 were as follows: Core Bond Portfolio (68.9%) and Stock Portfolio (80.2%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

Equity Securities. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

18

Eaton Vance

Balanced Fund

December 31, 2016

Notes to Financial Statements — continued

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$9,720,565	$11,167,886
Long-term capital gains	$3,155,971	$10,499,309

During the year ended December 31, 2016, accumulated net realized gain was decreased by $3,109,526, accumulated undistributed net investment income was increased by $1,082,547 and paid-in capital was increased by $2,026,979 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for the Fund’s investment in the Portfolios and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$91,706
Undistributed long-term capital gains	$3,488,027
Net unrealized appreciation	$34,909,274

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to the Fund’s investment in the Portfolios.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the year ended December 31, 2016, the administration fee amounted to $288,704. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73%, 1.73%, 0.73%, 1.23% and 0.69% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, EVM was allocated $216,128 of the Fund’s operating

19

Eaton Vance

Balanced Fund

December 31, 2016

Notes to Financial Statements — continued

expenses for the year ended December 31, 2016. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the year ended December 31, 2016, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $3,852,488 or 0.53% of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $41,321 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $302,868 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $875,506 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2016, the Fund paid or accrued to EVD $48,743 and $1,567,919 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2016, the Fund paid or accrued to EVD $43 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2016 amounted to $16,248, $522,640 and $43 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended December 31, 2016, the Fund was informed that EVD received approximately $10,000, $1,000 and $57,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the year ended December 31, 2016, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Core Bond Portfolio	$174,788,396	$48,400,137
Stock Portfolio	207,872,439	31,034,692

20

Eaton Vance

Balanced Fund

December 31, 2016

Notes to Financial Statements — continued

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	18,624,217	15,939,940
Issued to shareholders electing to receive payments of distributions in Fund shares	716,421	1,483,955
Redemptions	(10,963,491)	(5,014,497)
Exchange from Class B shares	246,196	190,191

Net increase	8,623,343	12,599,589

	Year Ended December 31,
Class B	2016	2015

Sales	75,689	158,577
Issued to shareholders electing to receive payments of distributions in Fund shares	6,371	45,209
Redemptions	(180,571)	(222,176)
Exchange to Class A shares	(245,989)	(190,065)

Net decrease	(344,500)	(208,455)

	Year Ended December 31,
Class C	2016	2015

Sales	17,667,510	10,973,580
Issued to shareholders electing to receive payments of distributions in Fund shares	286,019	515,131
Redemptions	(4,458,092)	(1,920,798)

Net increase	13,495,437	9,567,913

	Year Ended December 31,
Class I	2016	2015

Sales	23,545,406	7,985,673
Issued to shareholders electing to receive payments of distributions in Fund shares	380,393	254,379
Redemptions	(8,354,922)	(1,591,928)

Net increase	15,570,877	6,648,124

21

Eaton Vance

Balanced Fund

December 31, 2016

Notes to Financial Statements — continued

Class R	Period Ended December 31, 2016(1)

Sales	21,971
Issued to shareholders electing to receive payments of distributions in Fund shares	162
Redemptions	(893)

Net increase	21,240

Class R6	Period Ended December 31, 2016(1)

Sales	827
Issued to shareholders electing to receive payments of distributions in Fund shares	8
Redemptions	(3)

Net increase	832

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2016 and December 31, 2015, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

22

Eaton Vance

Balanced Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Balanced Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Balanced Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

23

Eaton Vance

Balanced Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2016, the Fund designates approximately $7,037,281, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 68.24% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $7,544,380 or, if subsequently determined to be different, the net capital gain of such year.

24

Stock Portfolio

December 31, 2016

Portfolio of Investments

Common Stocks — 99.7%

Security	Shares	Value

Aerospace & Defense — 2.7%
Hexcel Corp.	30,263	$1,556,729
United Technologies Corp.	143,171	15,694,405

		$17,251,134

Banks — 7.0%
JPMorgan Chase & Co.	270,869	$23,373,286
Wells Fargo & Co.	384,482	21,188,803

		$44,562,089

Beverages — 3.3%
Constellation Brands, Inc., Class A	30,636	$4,696,805
Diageo PLC	377,000	9,783,087
PepsiCo, Inc.	61,585	6,443,639

		$20,923,531

Biotechnology — 2.5%
Biogen, Inc.(1)	7,373	$2,090,835
Celgene Corp.(1)	25,474	2,948,616
Gilead Sciences, Inc.	132,886	9,515,966
Incyte Corp.(1)	17,356	1,740,286

		$16,295,703

Building Products — 1.7%
Johnson Controls International PLC	262,500	$10,812,375

		$10,812,375

Capital Markets — 1.7%
Credit Suisse Group AG ADR(1)	308,127	$4,409,297
Goldman Sachs Group, Inc. (The)	13,000	3,112,850
Lazard, Ltd., Class A	86,407	3,550,464

		$11,072,611

Chemicals — 1.4%
Monsanto Co.	27,910	$2,936,411
RPM International, Inc.	105,973	5,704,527

		$8,640,938

Containers & Packaging — 1.5%
International Paper Co.	181,602	$9,635,802

		$9,635,802

Security	Shares	Value

Distributors — 1.4%
LKQ Corp.(1)	301,622	$9,244,714

		$9,244,714

Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.(1)	73,535	$5,148,921
ServiceMaster Global Holdings, Inc.(1)	132,163	4,978,580

		$10,127,501

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	62,493	$10,185,109

		$10,185,109

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	318,366	$16,994,377

		$16,994,377

Electric Utilities — 1.0%
NextEra Energy, Inc.	55,658	$6,648,905

		$6,648,905

Electronic Equipment, Instruments & Components — 0.7%
Avnet, Inc.	96,707	$4,604,220

		$4,604,220

Energy Equipment & Services — 1.9%
Oceaneering International, Inc.	187,558	$5,291,011
Schlumberger, Ltd.	85,566	7,183,266

		$12,474,277

Equity Real Estate Investment Trusts (REITs) — 2.9%
Equity Residential	178,794	$11,507,182
Federal Realty Investment Trust	49,642	7,054,625

		$18,561,807

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	45,360	$7,262,590
Kroger Co. (The)	115,437	3,983,731
Sprouts Farmers Market, Inc.(1)	128,045	2,422,611

		$13,668,932

Food Products — 2.5%
Blue Buffalo Pet Products, Inc.(1)	117,176	$2,816,911
Pinnacle Foods, Inc.	247,252	13,215,619

		$16,032,530

25	See Notes to Financial Statements.

Stock Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.6%
Medtronic PLC	88,000	$6,268,240
Zimmer Biomet Holdings, Inc.	101,222	10,446,110

		$16,714,350

Health Care Providers & Services — 1.5%
Aetna, Inc.	78,025	$9,675,880

		$9,675,880

Household Durables — 1.7%
Newell Brands, Inc.	242,923	$10,846,512

		$10,846,512

Industrial Conglomerates — 3.1%
General Electric Co.	618,086	$19,531,518

		$19,531,518

Insurance — 4.5%
American Financial Group, Inc.	149,589	$13,181,783
Chubb, Ltd.	118,563	15,664,543

		$28,846,326

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	12,991	$9,741,561

		$9,741,561

Internet Software & Services — 8.1%
Alphabet, Inc., Class C(1)	24,975	$19,276,204
eBay, Inc.(1)	426,803	12,671,781
Facebook, Inc., Class A(1)	119,673	13,768,379
GoDaddy, Inc., Class A(1)	184,203	6,437,895

		$52,154,259

IT Services — 3.1%
Convergys Corp.	369,504	$9,075,018
Genpact, Ltd.(1)	258,241	6,285,586
International Business Machines Corp.	28,711	4,765,739

		$20,126,343

Machinery — 1.6%
Dover Corp.	47,000	$3,521,710
Fortive Corp.	127,322	6,828,279

		$10,349,989

Security	Shares	Value

Media — 3.1%
Interpublic Group of Cos., Inc.	154,579	$3,618,695
Time Warner, Inc.	97,423	9,404,242
Walt Disney Co. (The)	64,110	6,681,544

		$19,704,481

Multi-Utilities — 2.1%
National Grid PLC	578,000	$6,753,200
Sempra Energy	63,645	6,405,233

		$13,158,433

Multiline Retail — 0.9%
Macy’s, Inc.	169,513	$6,070,261

		$6,070,261

Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	93,223	$6,500,440
Chevron Corp.	133,965	15,767,680
EOG Resources, Inc.	52,151	5,272,466
Occidental Petroleum Corp.	122,791	8,746,403

		$36,286,989

Pharmaceuticals — 7.0%
Eli Lilly & Co.	94,000	$6,913,700
Johnson & Johnson	173,779	20,021,079
Pfizer, Inc.	546,492	17,750,060

		$44,684,839

Road & Rail — 1.1%
Norfolk Southern Corp.	67,852	$7,332,766

		$7,332,766

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Ltd.	19,169	$3,388,504
Intel Corp.	387,683	14,061,262
NXP Semiconductors NV(1)	65,547	6,424,262
Texas Instruments, Inc.	71,237	5,198,164

		$29,072,192

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	19,099	$3,230,023
Lowe’s Cos., Inc.	109,922	7,817,653

		$11,047,676

26	See Notes to Financial Statements.

Stock Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	233,420	$27,034,704

		$27,034,704

Tobacco — 1.5%
Altria Group, Inc.	65,000	$4,395,300
Philip Morris International, Inc.	54,017	4,942,015

		$9,337,315

Total Common Stocks (identified cost $581,883,169)		$639,452,949

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(2)	4,270,417	$4,270,844

Total Short-Term Investments (identified cost $4,271,248)		$4,270,844

Total Investments — 100.4% (identified cost $586,154,417)		$643,723,793

Other Assets, Less Liabilities — (0.4)%		$(2,750,963)

Net Assets — 100.0%		$640,972,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

27	See Notes to Financial Statements.

Stock Portfolio

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value (identified cost, $581,883,169)	$639,452,949
Affiliated investment, at value (identified cost, $4,271,248)	4,270,844
Dividends receivable	1,233,112
Dividends receivable from affiliated investment	4,135
Contributions receivable	16,056
Tax reclaims receivable	121,541
Total assets	$645,098,637

Liabilities
Payable for investments purchased	$3,700,203
Payable to affiliates:
Investment adviser fee	321,690
Trustees’ fees	7,050
Accrued expenses	96,864
Total liabilities	$4,125,807
Net Assets applicable to investors’ interest in Portfolio	$640,972,830

Sources of Net Assets
Investors’ capital	$583,406,445
Net unrealized appreciation	57,566,385
Total	$640,972,830

28	See Notes to Financial Statements.

Stock Portfolio

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends (net of foreign taxes, $38,967)	$11,732,102
Interest allocated from/dividends from affiliated investment	56,163
Expenses allocated from affiliated investment	(1,158)
Total investment income	$11,787,107

Expenses
Investment adviser fee	$3,137,544
Trustees’ fees and expenses	27,993
Custodian fee	151,079
Legal and accounting services	51,092
Miscellaneous	22,714

Total expenses	$3,390,422

Net investment income	$8,396,685

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$12,690,200
Investment transactions in/allocated from affiliated investment	1,681
Foreign currency transactions	(13,834)
Net realized gain	$12,678,047
Change in unrealized appreciation (depreciation) —
Investments	$20,173,024
Investments — affiliated investment	(404)
Foreign currency	(91)
Net change in unrealized appreciation (depreciation)	$20,172,529

Net realized and unrealized gain	$32,850,576

Net increase in net assets from operations	$41,247,261

29	See Notes to Financial Statements.

Stock Portfolio

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$8,396,685	$3,469,200
Net realized gain from investment and foreign currency transactions	12,678,047	15,815,449
Net change in unrealized appreciation (depreciation) from investments and foreign currency	20,172,529	(5,535,887)
Net increase in net assets from operations	$41,247,261	$13,748,762
Capital transactions —
Contributions	$255,687,315	$140,928,255
Withdrawals	(51,820,934)	(12,114,450)
Portfolio transaction fee	367,287	—
Net increase in net assets from capital transactions	$204,233,668	$128,813,805

Net increase in net assets	$245,480,929	$142,562,567

Net Assets
At beginning of year	$395,491,901	$252,929,334
At end of year	$640,972,830	$395,491,901

30	See Notes to Financial Statements.

Stock Portfolio

December 31, 2016

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.65%	0.70%	0.71%	0.73%	0.73%
Net investment income	1.60%	1.16%	1.07%	0.93%	1.21%
Portfolio Turnover	118%	96%	109%	90%	91%

Total Return	7.14%	4.88%	12.56%	33.50%	16.18%

Net assets, end of year (000’s omitted)	$640,973	$395,492	$252,929	$237,133	$188,806

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

31	See Notes to Financial Statements.

Stock Portfolio

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2016, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 15.9%, 3.9% and 80.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

32

Stock Portfolio

December 31, 2016

Notes to Financial Statements — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, effective February 26, 2016, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR effective January 1, 2016, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2016, the Portfolio’s investment adviser fee amounted to $3,137,544 or 0.60% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $801,751,385 and $611,941,019, respectively, for the year ended December 31, 2016. In-kind purchases and sales for the year ended December 31, 2016 aggregated $23,297,197 and none, respectively.

33

Stock Portfolio

December 31, 2016

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$587,779,026

Gross unrealized appreciation	$66,445,337
Gross unrealized depreciation	(10,500,570)

Net unrealized appreciation	$55,944,767

The net unrealized depreciation on foreign currency transactions at December 31, 2016 on a federal income tax basis was $2,991.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Stock Portfolio

December 31, 2016

Notes to Financial Statements — continued

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$76,782,706	$—		$—	$76,782,706
Consumer Staples	50,179,221	9,783,087		—	59,962,308
Energy	48,761,266	—		—	48,761,266
Financials	94,666,135	—		—	94,666,135
Health Care	87,370,772	—		—	87,370,772
Industrials	65,277,782	—		—	65,277,782
Information Technology	132,991,718	—		—	132,991,718
Materials	18,276,740	—		—	18,276,740
Real Estate	18,561,807	—		—	18,561,807
Telecommunication Services	16,994,377	—		—	16,994,377
Utilities	13,054,138	6,753,200		—	19,807,338

Total Common Stocks	$622,916,662	$16,536,287	*	$—	$639,452,949

Short-Term Investments	$—	$4,270,844		$—	$4,270,844

Total Investments	$622,916,662	$20,807,131		$—	$643,723,793

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

35

Stock Portfolio

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Stock Portfolio:

We have audited the accompanying statement of assets and liabilities of Stock Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2017

36

Eaton Vance

Balanced Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust), Core Bond Portfolio (CBP) and Stock Portfolio (SP) (the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolios’ placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolios.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

37

Eaton Vance

Balanced Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

38

Eaton Vance

Balanced Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolios	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and of CBP	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Edward J. Perkin 1972	President of SP	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

162    12.31.16

Eaton Vance

Core Bond Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Core Bond Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	15 and 34

Federal Tax Information	16

Management and Organization	35

Important Notices	38

Eaton Vance

Core Bond Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12 months ended December 31, 2016, the U.S. investment-grade bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index,2 produced a total return of 2.65%.

During the period, the U.S. economy maintained its pace of moderate growth and low inflation. Slowing economic growth in China, modest expansion in Europe and anemic growth in Japan prompted central bank actions in all three areas. As a result, interest rates, including those on U.S. Treasurys, remained historically low.

Global economic weakness and the depreciation of the Chinese renminbi led to a flight from risk early in the period. In the winter, the Bank of China cut its reserve ratio requirements for banks, the Bank of Japan introduced negative interest rates, and the European Central Bank cut its rates further and expanded its bond-buying program. These moves, coupled with the U.S. Federal Reserve’s (the Fed’s) hesitance to raise rates for much of 2016, combined with a brightening macroeconomic outlook to increase investor risk appetite. Emerging market equities and bonds benefited from U.S. dollar weakness and a rebound in commodity prices after the price of oil bottomed in February 2016.

In June, the U.K.’s surprise Brexit vote to leave the European Union led to an initial widening in credit spreads, a global equity sell-off and the weakening of the British pound versus the U.S. dollar. However, once financial markets recovered from their initial shock, they quickly made up their losses.

In August 2016, the Bank of England surprised investors by cutting rates and announcing an extensive program to purchase U.K. Gilts and corporate bonds. In September 2016, the Bank of Japan announced measures to steepen the yield curve and boost the country’s banking sector. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid stronger economic growth reports.

Fund Performance

Eaton Vance Core Bond Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 2.48% for the fiscal year ending December 31, 2016. By comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the Index), returned 2.65%.

In a 12-month period marked by spikes in volatility, the Fund underperformed its benchmark, largely due to interest rate management. Although Fund management anticipated that domestic economic activity would warrant a Fed rate increase during 2016, they maintained the Fund’s overall duration6 in line with its benchmark given the downward pressure that foreign central bank quantitative easing programs put on U.S. interest rates. However, management’s preference for 10-year maturity corporate bonds and Treasury Inflation-Protected Securities (TIPS) ultimately detracted from relative Fund performance versus the Index, as intermediate-term securities underperformed late in the period after the unexpected U.S. election results.

Security selection also detracted from the Fund’s results versus the Index. Among corporate securities, bonds issued by commodity companies lagged notably in the period. This adverse impact was partially offset by security selection among financial issuers, particularly banks which performed well.

On the positive side, management early in the year increased the Fund’s exposure to corporate bonds, which had weakened on global economic growth concerns. The sector subsequently recovered, finishing the year as one of the best performing sectors of the investment-grade bond market. The Fund also benefited from an overweight to commercial mortgage-backed securities, which produced strong excess returns, as well as from an underweight to U.S. Treasury notes, which lagged. Lastly, the Fund’s allocation to high yield corporate bonds also contributed to performance relative to the Index given management’s focus on higher-quality issuers with improving credit profiles.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

December 31, 2016

Performance2,3

Portfolio Managers Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	2.48%	2.14%	4.03%
Class A with 4.75% Maximum Sales Charge	—	—	–2.36	1.15	3.52
Class I at NAV	03/21/2007	03/07/2000	2.73	2.39	4.23
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	2.65%	2.23%	4.34%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				0.96%	0.71%
Net				0.75	0.50

Growth of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/31/2006	$378,299	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Core Bond Fund

December 31, 2016

Fund Profile5

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Core Bond Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Prior to August 24, 2016, Bloomberg Barclays U.S. Aggregate Bond Index was named Barclays U.S. Aggregate Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance prior to the inception date of Class I is linked to the performance of Core Bond Portfolio (the Portfolio) into which the Fund invests. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Other represents any investment type less than 1% of total investments.

[6]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

5

Eaton Vance

Core Bond Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$974.90	$3.72	**	0.75%
Class I	$1,000.00	$976.10	$2.48	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.81	**	0.75%
Class I	$1,000.00	$1,022.60	$2.54	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Core Bond Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investment in Core Bond Portfolio, at value (identified cost, $150,837,029)	$150,739,395
Receivable for Fund shares sold	2,244,577
Receivable from affiliate	5,355
Total assets	$152,989,327

Liabilities
Payable for Fund shares redeemed	$177,770
Distributions payable	169,636
Payable to affiliates:
Distribution and service fees	7,774
Trustees’ fees	125
Accrued expenses	49,330
Total liabilities	$404,635
Net Assets	$152,584,692

Sources of Net Assets
Paid-in capital	$155,075,244
Accumulated net realized loss from Portfolio	(2,387,827)
Accumulated distributions in excess of net investment income	(5,091)
Net unrealized depreciation from Portfolio	(97,634)
Total	$152,584,692

Class A Shares
Net Assets	$37,290,223
Shares Outstanding	3,849,650
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.69
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.17

Class I Shares
Net Assets	$115,294,469
Shares Outstanding	11,915,457
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.68

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Interest allocated from Portfolio	$3,113,981
Dividends allocated from Portfolio	5,147
Securities lending income allocated from Portfolio, net	148
Expenses allocated from Portfolio	(636,445)
Total investment income from Portfolio	$2,482,831

Expenses
Distribution and service fees
Class A	$92,599
Trustees’ fees and expenses	500
Custodian fee	16,640
Transfer and dividend disbursing agent fees	27,370
Legal and accounting services	34,192
Printing and postage	17,031
Registration fees	40,311
Miscellaneous	9,528
Total expenses	$238,171
Deduct —
Allocation of expenses to affiliate	$145,157
Total expense reductions	$145,157

Net expenses	$93,014

Net investment income	$2,389,817

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$336,165
Net realized gain	$336,165
Change in unrealized appreciation (depreciation) —
Investments	$547,152
Net change in unrealized appreciation (depreciation)	$547,152

Net realized and unrealized gain	$883,317

Net increase in net assets from operations	$3,273,134

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$2,389,817	$1,477,625
Net realized gain (loss) from investment transactions and financial futures contracts	336,165	(759,772)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	547,152	(913,465)
Net increase (decrease) in net assets from operations	$3,273,134	$(195,612)
Distributions to shareholders —
From net investment income
Class A	$(907,972)	$(734,601)
Class I	(2,447,903)	(1,382,607)
From net realized gain
Class A	—	(15,764)
Class I	—	(25,275)
Total distributions to shareholders	$(3,355,875)	$(2,158,247)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,905,835	$21,362,939
Class I	105,769,225	24,240,747
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	875,157	576,327
Class I	526,198	450,220
Cost of shares redeemed
Class A	(13,955,023)	(12,404,917)
Class I	(46,561,845)	(8,338,081)
Net increase in net assets from Fund share transactions	$62,559,547	$25,887,235

Net increase in net assets	$62,476,806	$23,533,376

Net Assets
At beginning of year	$90,107,886	$66,574,510
At end of year	$152,584,692	$90,107,886

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(5,091)	$(9,665)

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.690	$9.980	$9.800	$10.360	$10.470

Income (Loss) From Operations
Net investment income(1)	$0.168	$0.173	$0.226	$0.220	$0.284
Net realized and unrealized gain (loss)	0.075	(0.201)	0.260	(0.341)	0.217

Total income (loss) from operations	$0.243	$(0.028)	$0.486	$(0.121)	$0.501

Less Distributions
From net investment income	$(0.243)	$(0.258)	$(0.306)	$(0.326)	$(0.382)
From net realized gain	—	(0.004)	—	(0.113)	(0.229)

Total distributions	$(0.243)	$(0.262)	$(0.306)	$(0.439)	$(0.611)

Net asset value — End of year	$9.690	$9.690	$9.980	$9.800	$10.360

Total Return(2)(3)	2.48%	(0.31)%	5.00%	(1.18)%	4.86%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$37,290	$34,501	$25,821	$36,947	$16,550
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.69%	1.75%	2.27%	2.19%	2.69%
Portfolio Turnover of the Portfolio	132%	159%	134%	107%	113%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.21%, 0.24%, 0.28% and 0.33% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.680	$9.960	$9.780	$10.350	$10.460

Income (Loss) From Operations
Net investment income(1)	$0.193	$0.199	$0.249	$0.248	$0.309
Net realized and unrealized gain (loss)	0.074	(0.193)	0.261	(0.354)	0.218

Total income (loss) from operations	$0.267	$0.006	$0.510	$(0.106)	$0.527

Less Distributions
From net investment income	$(0.267)	$(0.282)	$(0.330)	$(0.351)	$(0.408)
From net realized gain	—	(0.004)	—	(0.113)	(0.229)

Total distributions	$(0.267)	$(0.286)	$(0.330)	$(0.464)	$(0.637)

Net asset value — End of year	$9.680	$9.680	$9.960	$9.780	$10.350

Total Return(2)(3)	2.73%	0.04%	5.27%	(1.04)%	5.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$115,294	$55,607	$40,753	$46,336	$20,292
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.95%	2.01%	2.50%	2.47%	2.93%
Portfolio Turnover of the Portfolio	132%	159%	134%	107%	113%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.21%, 0.24%, 0.28% and 0.34% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (31.1% at December 31, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

12

Eaton Vance

Core Bond Fund

December 31, 2016

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$3,355,875	$2,158,247

During the year ended December 31, 2016, accumulated net realized loss was increased by $1,207,625, accumulated distributions in excess of net investment income was decreased by $970,632 and paid-in capital was increased by $236,993 due to differences between book and tax accounting for the Fund’s investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$164,545
Deferred capital losses	$(1,288,751)
Net unrealized depreciation	$(1,196,710)
Other temporary differences	$(169,636)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the Fund’s investment in the Portfolio and the timing of recognizing distributions to shareholders.

At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $1,288,751 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $907,449 are short-term and $381,302 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, EVM was allocated $145,157 of the Fund’s operating expenses for the year ended December 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $2,291 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,810 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $92,599 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

13

Eaton Vance

Core Bond Fund

December 31, 2016

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2016, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class A shareholders.

6  Investment Transactions

For the year ended December 31, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $95,732,988 and $38,823,619, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	1,611,630	2,162,634
Issued to shareholders electing to receive payments of distributions in Fund shares	88,228	58,424
Redemptions	(1,409,771)	(1,249,870)

Net increase	290,087	971,188

	Year Ended December 31,
Class I	2016	2015

Sales	10,820,087	2,454,234
Issued to shareholders electing to receive payments of distributions in Fund shares	53,144	45,564
Redemptions	(4,700,988)	(846,464)

Net increase	6,172,243	1,653,334

At December 31, 2016, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 57.6% of the value of the outstanding shares of the Fund.

14

Eaton Vance

Core Bond Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Core Bond Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Core Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Core Bond Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2017

15

Eaton Vance

Core Bond Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

16

Core Bond Portfolio

December 31, 2016

Portfolio of Investments

Corporate Bonds & Notes — 31.7%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.70%, 5/15/46	$810	$882,866
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	619,832

		$1,502,698

Automotive — 0.6%
General Motors Co., 4.875%, 10/2/23	$434	$455,126
General Motors Co., 5.00%, 4/1/35	1,061	1,036,141
Magna International, Inc., 4.15%, 10/1/25	468	485,085
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,035,000

		$3,011,352

Banks — 7.0%
American Express Co., 3.625%, 12/5/24	$1,162	$1,167,349
Bank of America Corp., 3.30%, 1/11/23	1,237	1,241,584
Bank of America Corp., 5.65%, 5/1/18	807	845,696
Bank of America Corp., 6.11%, 1/29/37	175	205,467
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	883,952
Capital One Financial Corp., 3.75%, 4/24/24	700	709,414
Citigroup, Inc., 3.70%, 1/12/26	1,000	995,361
Citigroup, Inc., 4.30%, 11/20/26	698	704,907
Citigroup, Inc., 4.50%, 1/14/22	725	773,103
Citigroup, Inc., 6.625%, 6/15/32	172	208,921
Citizens Financial Group, Inc., 2.375%, 7/28/21	1,450	1,422,151
Commonwealth Bank of Australia, 1.75%, 11/7/19(1)	1,517	1,504,241
Discover Bank, 3.20%, 8/9/21	950	955,709
Discover Financial Services, 3.95%, 11/6/24	490	485,838
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,164,545
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,018,321
First Republic Bank, 4.375%, 8/1/46	1,000	910,619
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	973,342
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	1,500	1,524,510
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,294,178
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,201,873
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,944,560
JPMorgan Chase & Co., 5.625%, 8/16/43	628	721,977
Morgan Stanley, 2.45%, 2/1/19	780	785,469
Morgan Stanley, 2.625%, 11/17/21	470	464,418
Morgan Stanley, 4.35%, 9/8/26	643	656,463
Morgan Stanley, 4.875%, 11/1/22	1,132	1,213,430
PPTT, 2006-A GS, Class A, 5.991%(1)(2)	259	242,016
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,547,802
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	684,591

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
Santander Holdings USA, Inc., 4.50%, 7/17/25	$712	$707,881
Suntrust Banks, Inc., 2.90%, 3/3/21	569	577,116
Toronto-Dominion Bank (The), 3.625% to 9/15/26, 9/15/31(3)	750	738,145
U.S. Bancorp, 2.35%, 1/29/21	1,388	1,390,844
Wells Fargo & Co., 3.45%, 2/13/23	1,141	1,144,902
Wells Fargo & Co., 4.10%, 6/3/26	364	368,708
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31(3)	571	571,370

		$33,950,773

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,191,558
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	786,925
Coca-Cola Co. (The), 1.875%, 10/27/20	1,300	1,288,651
Constellation Brands, Inc., 4.25%, 5/1/23	1,315	1,370,085

		$4,637,219

Building Materials — 0.3%
Owens Corning, 3.40%, 8/15/26	$983	$934,291
Owens Corning, 4.20%, 12/15/22	502	521,439

		$1,455,730

Chemicals — 0.6%
Ecolab, Inc., 4.35%, 12/8/21	$340	$367,483
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	1,475	1,485,133
Westlake Chemical Corp., 3.60%, 8/15/26(1)	987	949,838

		$2,802,454

Commercial Services — 0.5%
Block Financial, LLC, 5.25%, 10/1/25	$870	$880,248
Total System Services, Inc., 3.80%, 4/1/21	1,250	1,290,361

		$2,170,609

Computers — 0.2%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,086,482

		$1,086,482

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.95%, 2/1/22	$1,000	$1,011,250
Air Lease Corp., 3.375%, 6/1/21	1,200	1,216,805
Ally Financial, Inc., 3.25%, 9/29/17	975	982,922

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
International Lease Finance Corp., 6.25%, 5/15/19	$722	$777,955
Janus Capital Group, Inc., 4.875%, 8/1/25	964	995,156
Jefferies Group, LLC, 5.125%, 1/20/23	633	662,692
Legg Mason, Inc., 4.75%, 3/15/26	1,185	1,227,165
Raymond James Financial, Inc., 3.625%, 9/15/26	1,000	975,755
Synchrony Financial, 3.75%, 8/15/21	1,035	1,063,947

		$8,913,647

Educational Services — 0.1%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$630,803

		$630,803

Electric Utilities — 1.5%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)	$1,500	$1,443,750
Enel Americas SA, 4.00%, 10/25/26	1,550	1,482,203
Entergy Corp., 4.00%, 7/15/22	1,046	1,093,968
ITC Holdings Corp., 4.05%, 7/1/23	680	697,863
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	953,767
Trinidad Generation UnLtd, 5.25%, 11/4/27(1)	477	465,595
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,092,834

		$7,229,980

Electrical and Electronic Equipment — 0.8%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$912,537
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,435,000
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	415,000
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,126,175

		$3,888,712

Foods — 0.6%
BRF GmbH, 4.35%, 9/29/26(1)	$1,000	$927,500
Delhaize Group SA, 5.70%, 10/1/40	849	942,371
ESAL GmbH, 6.25%, 2/5/23(1)	800	806,400

		$2,676,271

Health Services — 0.9%
Dignity Health, 3.812%, 11/1/24	$845	$840,768
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	845	903,094
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,420	1,466,150
Tenet Healthcare Corp., 4.75%, 6/1/20	950	959,500

		$4,169,512

Security	Principal Amount (000’s omitted)	Value

Household Products — 0.4%
Clorox Co. (The), 3.05%, 9/15/22	$600	$608,499
Newell Brands, Inc., 3.85%, 4/1/23	1,426	1,479,662

		$2,088,161

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,241,849

		$1,241,849

Insurance — 1.1%
Aflac, Inc., 6.45%, 8/15/40	$88	$115,287
Aon PLC, 3.875%, 12/15/25	1,348	1,374,676
Arch Capital Finance, LLC, 5.031%, 12/15/46	1,000	1,048,809
Hanover Insurance Group, Inc. (The), 4.50%, 4/15/26	870	874,663
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	857,207
Principal Financial Group, Inc., 4.30%, 11/15/46	534	524,292
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	733,665

		$5,528,599

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$167,264
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	505	492,375
MGM Resorts International, 4.625%, 9/1/26	900	870,750

		$1,530,389

Machinery — 0.4%
Stanley Black & Decker, Inc., 1.622%, 11/17/18	$1,047	$1,040,824
Xylem, Inc., 3.25%, 11/1/26	1,085	1,054,180

		$2,095,004

Media — 0.8%
Altice US Finance I Corp., 5.375%, 7/15/23(1)	$1,000	$1,041,250
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	1,610	1,670,375
Comcast Corp., 2.75%, 3/1/23	1,073	1,065,076

		$3,776,701

Mining — 0.4%
Barrick Gold Corp., 4.10%, 5/1/23	$935	$959,520
Freeport-McMoRan, Inc., 3.55%, 3/1/22	900	841,500

		$1,801,020

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Oil and Gas — 2.7%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$711,703
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	794,816
BP Capital Markets PLC, 2.112%, 9/16/21	1,548	1,518,390
ConocoPhillips Co., 4.20%, 3/15/21	158	167,854
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,485,400
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,392,527
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,422,186
Noble Energy, Inc., 3.90%, 11/15/24	937	944,556
Petroleos Mexicanos, 6.875%, 8/4/26(1)	1,500	1,586,250
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,298,626
Tesoro Corp., 4.75%, 12/15/23(1)	940	946,462
Total Capital International SA, 2.70%, 1/25/23	883	873,682

		$13,142,452

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$872,053

		$872,053

Pharmaceuticals — 2.0%
Abbott Laboratories, 2.90%, 11/30/21	$1,444	$1,442,208
Actavis Funding SCS, 3.00%, 3/12/20	1,322	1,340,659
Actavis Funding SCS, 4.55%, 3/15/35	796	789,091
Celgene Corp., 3.55%, 8/15/22	1,041	1,067,834
Mylan N.V., 3.95%, 6/15/26(1)	1,416	1,325,852
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,449,210
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	1,205	1,152,986
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	1,234	1,059,502

		$9,627,342

Pipelines — 0.6%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$446,751
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	492,265
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	685,292
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	750	759,375
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	612,988

		$2,996,671

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 0.6%
CBL & Associates, L.P., 5.95%, 12/15/26	$876	$882,760
Essex Portfolio, L.P., 3.25%, 5/1/23	805	802,302
Simon Property Group, L.P., 2.50%, 7/15/21	1,400	1,400,999

		$3,086,061

Retail-Drug Stores — 0.8%
CVS Health Corp., 2.125%, 6/1/21	$500	$491,763
CVS Health Corp., 5.125%, 7/20/45	1,120	1,250,621
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,200	1,221,871
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	730	742,269

		$3,706,524

Retail-Specialty and Apparel — 0.3%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	$992	$944,435
Signet UK Finance PLC, 4.70%, 6/15/24	500	479,367

		$1,423,802

Software — 1.1%
Activision Blizzard, Inc., 2.30%, 9/15/21(1)	$1,530	$1,493,285
Electronic Arts, Inc., 4.80%, 3/1/26	1,400	1,483,121
Microsoft Corp., 1.55%, 8/8/21	1,465	1,420,521
Oracle Corp., 4.50%, 7/8/44	988	1,009,148

		$5,406,075

Technology — 0.3%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$987,693
KLA-Tencor Corp., 4.65%, 11/1/24	401	424,686

		$1,412,379

Telecommunications — 1.2%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,024,004
AT&T, Inc., 3.60%, 2/17/23	1,834	1,850,194
Verizon Communications, Inc., 5.15%, 9/15/23	1,925	2,129,373
Verizon Communications, Inc., 6.00%, 4/1/41	785	903,167

		$5,906,738

Tobacco — 0.2%
Altria Group, Inc., 4.00%, 1/31/24	$800	$845,645
Reynolds American, Inc., 5.85%, 8/15/45	230	272,859

		$1,118,504

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Toys, Games & Hobbies — 0.3%
Mattel, Inc., 2.35%, 8/15/21	$1,493	$1,457,476

		$1,457,476

Utilities — 1.5%
American Water Capital Corp., 3.40%, 3/1/25	$365	$373,440
American Water Capital Corp., 4.30%, 9/1/45	842	880,065
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,422,316
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	2,380	2,361,319
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,017,062
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,177,653

		$7,231,855

Total Corporate Bonds & Notes (identified cost $153,168,870)		$153,575,897

Agency Mortgage-Backed Securities — 26.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$1,111	$1,197,928
Pool #C03490, 4.50%, 8/1/40	906	977,172
Pool #C03815, 3.50%, 3/1/42	675	695,764
Pool #C03921, 3.50%, 5/1/42	697	719,274
Pool #C09013, 3.00%, 9/1/42	798	796,521
Pool #C09031, 2.50%, 2/1/43	2,070	1,977,805
Pool #C09032, 3.50%, 2/1/43	1,164	1,198,476
Pool #C91875, 3.50%, 6/1/36	1,353	1,409,689
Pool #E01322, 5.00%, 3/1/18	676	689,018
Pool #E03099, 2.50%, 3/1/27	4,865	4,945,928
Pool #E03124, 3.00%, 4/1/27	1,007	1,039,990
Pool #G04913, 5.00%, 3/1/38	1,064	1,168,139
Pool #G05958, 5.00%, 8/1/40	252	275,891
Pool #G07459, 3.50%, 8/1/43	2,662	2,739,664
Pool #G07527, 3.00%, 10/1/43	520	519,149
Pool #G07589, 5.50%, 6/1/41	1,005	1,125,578
Pool #G08348, 5.00%, 6/1/39	267	292,516
Pool #G08524, 3.00%, 3/1/43	1,282	1,279,803
Pool #G08534, 3.00%, 6/1/43	2,220	2,215,645
Pool #G08596, 4.50%, 7/1/44	1,282	1,379,092
Pool #G08666, 3.00%, 9/1/45	2,626	2,612,833
Pool #G08670, 3.00%, 10/1/45	1,722	1,712,543
Pool #G08701, 3.00%, 4/1/46	2,619	2,603,628

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #G08717, 4.00%, 8/1/46	$2,750	$2,890,681
Pool #G08738, 3.50%, 12/1/46	2,826	2,899,905
Pool #G18176, 5.00%, 4/1/22	85	89,843
Pool #G18309, 4.50%, 5/1/24	211	223,978
Pool #G18544, 2.50%, 3/1/30	702	703,712
Pool #G18566, 3.50%, 8/1/30	1,197	1,254,886
Pool #G60173, 4.00%, 7/1/45	1,518	1,604,764
Pool #G60761, 3.00%, 10/1/43	2,582	2,577,178
Pool #J19206, 3.00%, 5/1/27	585	603,226
Pool #Q00285, 4.50%, 4/1/41	680	732,381
Pool #Q10378, 3.00%, 8/1/42	1,354	1,350,536
Pool #Q17453, 3.50%, 4/1/43	2,090	2,151,940
Pool #Q21661, 3.50%, 9/1/43	663	681,689
Pool #Q29436, 4.00%, 11/1/44	1,616	1,705,750
Pool #Q34310, 3.50%, 6/1/45	2,458	2,520,035
Pool #Q34966, 4.00%, 7/1/45	1,110	1,167,398
Pool #Q40264, 3.50%, 5/1/46	2,007	2,056,416

		$58,786,364

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$152	$167,586
Pool #735415, 6.50%, 12/1/32	315	359,204
Pool #889982, 5.50%, 11/1/38	84	93,444
Pool #890397, 3.50%, 12/1/26	69	72,405
Pool #890427, 3.50%, 4/1/42	1,348	1,390,900
Pool #929009, 6.00%, 1/1/38	255	288,633
Pool #995203, 5.00%, 7/1/35	30	33,229
Pool #AB4827, 3.50%, 4/1/42	403	415,495
Pool #AB6633, 3.50%, 10/1/42	848	874,591
Pool #AB8923, 3.00%, 4/1/43	1,634	1,630,969
Pool #AE0949, 4.00%, 2/1/41	395	417,081
Pool #AE0971, 4.00%, 5/1/25	288	303,880
Pool #AE9757, 4.00%, 12/1/40	77	81,035
Pool #AH0944, 4.00%, 12/1/40	924	977,000
Pool #AH1559, 4.00%, 12/1/40	147	155,581
Pool #AH3575, 4.50%, 1/1/41	309	333,131
Pool #AH3804, 4.00%, 2/1/41	706	745,225
Pool #AH6827, 4.00%, 3/1/26	432	455,277
Pool #AH9055, 4.50%, 4/1/41	529	570,952
Pool #AK3264, 3.00%, 2/1/27	263	271,493
Pool #AK6759, 3.50%, 3/1/42	1,243	1,280,920
Pool #AL2551, 3.50%, 10/1/42	332	343,461
Pool #AL3865, 3.50%, 7/1/43	84	86,393
Pool #AL5162, 3.00%, 9/1/43	1,184	1,182,892
Pool #AL6838, 4.00%, 4/1/43	1,050	1,109,106
Pool #AL7019, 3.50%, 11/1/42	2,244	2,313,822
Pool #AL7524, 5.00%, 7/1/41	1,519	1,663,035

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association.: (continued)
Pool #AO4647, 3.50%, 6/1/42	$539	$556,112
Pool #AP2133, 3.50%, 8/1/42	284	293,192
Pool #AS0304, 3.00%, 8/1/43	538	536,773
Pool #AS3892, 4.00%, 11/1/44	1,449	1,527,376
Pool #AS4421, 4.00%, 2/1/45	1,000	1,057,366
Pool #AS5332, 4.00%, 7/1/45	1,707	1,802,978
Pool #AS5783, 2.50%, 9/1/30	1,146	1,148,938
Pool #AS6014, 4.00%, 10/1/45	1,128	1,190,951
Pool #AS6811, 3.00%, 3/1/46	1,904	1,893,721
Pool #AT7865, 3.00%, 6/1/28	3,158	3,252,229
Pool #AZ3743, 3.50%, 11/1/45	2,756	2,826,556
Pool #BA0891, 3.50%, 1/1/46	3,092	3,170,830
Pool #BA0908, 3.50%, 3/1/46	1,853	1,900,496
Pool #BA2906, 4.00%, 11/1/45	1,720	1,821,297
Pool #BA3938, 3.50%, 1/1/46	2,393	2,456,143
Pool #BC1849, 3.00%, 5/1/46	3,365	3,347,173
Pool #BC6815, 3.00%, 6/1/46	2,414	2,401,342
Pool #MA0634, 4.50%, 1/1/31	959	1,032,520
Pool #MA0956, 4.00%, 1/1/42	1,667	1,759,948
Pool #MA1003, 3.50%, 3/1/42	998	1,029,011
Pool #MA1060, 2.50%, 5/1/27	859	873,842
Pool #MA1438, 2.50%, 5/1/28	912	924,204
Pool #MA1789, 4.50%, 2/1/44	1,101	1,195,740
Pool #MA2389, 3.50%, 9/1/35	857	893,212
Pool #MA2486, 3.50%, 12/1/30	1,947	2,038,555
Pool #MA2653, 4.00%, 6/1/46	2,751	2,893,022
Pool #MA2711, 3.00%, 8/1/46	1,922	1,893,517

		$63,333,784

Government National Mortgage Association:
Pool #778794, 3.50%, 1/15/42	$2,026	$2,114,892
Pool #AQ1784, 3.50%, 12/20/45	2,201	2,301,635

		$4,416,527

Total Agency Mortgage-Backed Securities (identified cost $128,364,595)		$126,536,675

Collateralized Mortgage Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$2,217	$2,257,868
Series 4030, Class PA, 3.50%, 6/15/40	893	913,870

		$3,171,738

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$487	$533,219
Series 2011-117, Class QA, 3.50%, 10/25/31	1,559	1,595,801
Series 2013-130, Class EA, 3.00%, 6/25/38	1,667	1,697,553
Series 2014-70, Class KP, 3.50%, 3/25/44	1,836	1,908,776

		$5,735,349

Total Collateralized Mortgage Obligations (identified cost $8,953,435)		$8,907,087

Commercial Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$3	$2,794
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	886,088
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(4)	11	10,844
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A4, 5.331%, 2/11/44	577	577,606
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.443%, 12/10/54(4)	1,050	1,016,070
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	400,494
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	769,759
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	172,335
Series 2013-CR11, Class C, 5.169%, 10/10/46(1)(4)	500	527,767
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	506,589
Series 2014-CR21, Class C, 4.417%, 12/10/47(4)	500	497,454
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	565,253
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	232,613
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	678,525
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.365%, 12/15/49(4)	1,500	1,455,783
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.66%, 8/15/47(1)(4)	675	546,263
Series 2014-C22, Class D, 4.56%, 9/15/47(1)(4)	500	440,487
Series 2014-C23, Class D, 3.959%, 9/15/47(1)(4)	250	202,076
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.171%, 8/15/46	901	966,425
Series 2013-C13, Class D, 4.053%, 1/15/46(1)(4)	2,000	1,836,729
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	220,961

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.297%, 12/15/49(4)	$1,050	$1,016,335
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 5.902%, 6/11/49(4)	2,265	2,300,844
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	1,435	1,456,317
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,005,058
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(1)(4)	850	852,285
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.599%, 11/15/43(1)(4)	500	534,704
Series 2015-LC22, Class C, 4.54%, 9/15/58(4)	900	883,621
Series 2015-SG1, Class C, 4.471%, 12/15/47(4)	1,500	1,426,962
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	110	111,036

Total Commercial Mortgage-Backed Securities (identified cost $22,362,517)		$22,100,077

Asset-Backed Securities — 7.1%

Security	Principal Amount (000’s omitted)	Value

Automotive — 4.3%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A, 1.07%, 1/8/19	$814	$813,540
Series 2016-2, Class B, 2.21%, 5/10/21	610	610,317
Series 2016-4, Class A3, 1.53%, 7/8/21	825	819,599
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	456,386
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	825	825,346
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	92	92,517
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	495	495,583
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	499,474
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,023
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	703	703,024
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	412	413,192
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	440	439,923

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	$475	$474,723
Series 2016-A, Class A2A, 1.12%, 12/15/18	233	233,134
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	773,186
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	569,693
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	233	233,288
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,637,074
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	1,192	1,194,609
Series 2016-1, Class A2A, 1.41%, 7/15/19	959	960,077
Series 2016-3, Class A3, 1.50%, 8/17/20	980	975,899
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	586,701
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,860	1,858,456
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	454,738
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	1,915	1,918,690
Series 2016-A, Class A2, 1.32%, 12/16/19	1,247	1,247,579
Series 2016-B, Class A2, 1.10%, 1/15/20	1,000	997,894

		$20,649,665

Computers — 0.2%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,232,336

		$1,232,336

Other — 1.5%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,691,601
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	815	818,367
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	555,227
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,255,870
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	101	100,576
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	315	316,874

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other (continued)
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	$1,412	$1,420,744
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	700,522
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	596,426

		$7,456,207

Restaurants — 0.5%
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	$1,197	$1,204,196
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,037	1,038,037

		$2,242,233

Single Family Home Rental — 0.6%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.486%, 6/17/31(1)(5)	$1,000	$998,411
Colony American Homes
Series 2014-1A, Class C, 2.586%, 5/17/31(1)(5)	915	914,576
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	672	668,874
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.905%, 12/17/30(1)(5)	350	351,290

		$2,933,151

Total Asset-Backed Securities (identified cost $34,524,360)		$34,513,592

Foreign Government and Agency Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$532,527

		$532,527

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$483,250
Government of Mexico, 4.00%, 10/2/23	790	793,792

		$1,277,042

Security	Principal Amount (000’s omitted)	Value

Panama — 0.1%
Republic of Panama, 3.875%, 3/17/28	$700	$686,000

		$686,000

Total Foreign Government and Agency Securities (identified cost $2,511,771)		$2,495,569

U.S. Treasury Obligations — 26.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$14,676	$16,236,235
U.S. Treasury Bond, 3.875%, 8/15/40	21,402	24,534,632
U.S. Treasury Bond, 5.375%, 2/15/31	413	549,259
U.S. Treasury Note, 1.25%, 7/31/23	4,079	3,835,928
U.S. Treasury Note, 1.50%, 5/31/19	23,602	23,706,510
U.S. Treasury Note, 2.625%, 8/15/20	56,416	58,302,607

Total U.S. Treasury Obligations (identified cost $128,614,748)		$127,165,171

Preferred Securities — 0.1%

Security	Shares	Value

Insurance — 0.1%
American Overseas Group, Ltd., Series A, 4.52%(5)(6)(7)	2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 1.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(8)	5,595,662	$5,596,221

Total Short-Term Investments (identified cost $5,596,722)		$5,596,221

Total Investments — 99.4% (identified cost $486,114,258)		$481,290,289

Other Assets, Less Liabilities — 0.6%		$2,965,605

Net Assets — 100.0%		$484,255,894

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Portfolio of Investments — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $49,567,191 or 10.2% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2016.

(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(6)	Non-income producing security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value (identified cost, $480,517,536)	$475,694,068
Affiliated investment, at value (identified cost, $5,596,722)	5,596,221
Interest receivable	3,253,123
Dividends receivable from affiliated investment	9,397
Receivable from affiliate	3,766
Total assets	$484,556,575

Liabilities
Payable to affiliates:
Investment adviser fee	$177,095
Trustees’ fees	6,303
Accrued expenses	117,283
Total liabilities	$300,681
Net Assets applicable to investors’ interest in Portfolio	$484,255,894

Sources of Net Assets
Investors’ capital	$489,079,863
Net unrealized depreciation	(4,823,969)
Total	$484,255,894

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Interest	$10,986,221
Securities lending income, net	401
Interest allocated from/dividends from affiliated investment	63,670
Expenses allocated from affiliated investment	(1,267)
Total investment income	$11,049,025

Expenses
Investment adviser fee	$1,982,118
Trustees’ fees and expenses	25,001
Custodian fee	128,580
Legal and accounting services	83,806
Miscellaneous	17,207
Total expenses	$2,236,712
Deduct —
Allocation of expenses to affiliate	$35,707
Total expense reductions	$35,707

Net expenses	$2,201,005

Net investment income	$8,848,020

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$697,857
Investment transactions in/allocated from affiliated investment	2,443
Net realized gain	$700,300
Change in unrealized appreciation (depreciation) —
Investments	$(1,296,387)
Investments — affiliated investment	(501)
Net change in unrealized appreciation (depreciation)	$(1,296,888)

Net realized and unrealized loss	$(596,588)

Net increase in net assets from operations	$8,251,432

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$8,848,020	$5,204,122
Net realized gain (loss) from investment transactions and financial futures contracts	700,300	(1,842,987)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,296,888)	(4,111,229)
Net increase (decrease) in net assets from operations	$8,251,432	$(750,094)
Capital transactions —
Contributions	$273,785,174	$148,178,748
Withdrawals	(140,464,710)	(19,282,676)
Net increase in net assets from capital transactions	$133,320,464	$128,896,072

Net increase in net assets	$141,571,896	$128,145,978

Net Assets
At beginning of year	$342,683,998	$214,538,020
At end of year	$484,255,894	$342,683,998

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2016		2015		2014		2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.50%		0.50%		0.50%		0.50%	0.50%
Net investment income	2.01%		2.00%		2.47%		2.48%	2.93%
Portfolio Turnover	132	%(3)	159	%(3)	134	%(3)	107%	113%

Total Return(2)	2.73%		0.04%		5.27%		(1.04)%	5.12%

Net assets, end of year (000’s omitted)	$484,256		$342,684		$214,538		$177,700	$114,900

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.02%, 0.03%, 0.07% and 0.07% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes the effect of To-Be-Announced (TBA) transactions.

28	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2016, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 68.9% and 31.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

29

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2016, the Portfolio’s investment adviser fee amounted to $1,982,118 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $35,707 of the Portfolio’s operating expenses for the year ended December 31, 2016. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

30

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the year ended December 31, 2016 were as follows:

	Purchases	Sales
Investments (non-U.S. Government)	$213,842,583	$145,433,644
U.S. Government and Agency Securities	512,608,081	424,463,346

	$726,450,664	$569,896,990

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$487,566,025

Gross unrealized appreciation	$2,469,762
Gross unrealized depreciation	(8,745,498)

Net unrealized depreciation	$(6,275,736)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include interest rate swaptions purchased and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2016, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio held interest rate swaptions during the year ended December 31, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to

31

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements — continued

a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate swaptions purchased	$(956,542	)(1)	$802,685	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of interest rate swaptions purchased outstanding during the year ended December 31, 2016, which is indicative of the volume of this derivative type, was approximately $6,531,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At December 31, 2016, the Portfolio had no securities on loan.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

32

Core Bond Portfolio

December 31, 2016

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$153,575,897	$—	$153,575,897
Agency Mortgage-Backed Securities	—	126,536,675	—	126,536,675
Collateralized Mortgage Obligations	—	8,907,087	—	8,907,087
Commercial Mortgage-Backed Securities	—	22,100,077	—	22,100,077
Asset-Backed Securities	—	34,513,592	—	34,513,592
Foreign Government and Agency Securities	—	2,495,569	—	2,495,569
U.S. Treasury Obligations	—	127,165,171	—	127,165,171
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	5,596,221	—	5,596,221

Total Investments	$—	$480,890,289	$400,000	$481,290,289

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2016 is not presented. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

33

Core Bond Portfolio

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Core Bond Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2017

34

Eaton Vance

Core Bond Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

35

Eaton Vance

Core Bond Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

36

Eaton Vance

Core Bond Fund

December 31, 2016

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.16

Eaton Vance

Dividend Builder Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Dividend Builder Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	16 and 32

Federal Tax Information	17

Management and Organization	33

Important Notices	36

Eaton Vance

Dividend Builder Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets rose in the 12-month period ended December 31, 2016, as the nation’s economy continued to strengthen and the outcome of the U.S. presidential election gave stocks a late-period boost.

U.S. stocks as well as international markets opened the period on the downside amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. The pullback began in early January 2016 and continued into mid-February, when stocks turned around and soon overcame the earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

In June 2016, U.S. stocks plunged along with international markets following Britain’s “Brexit” vote to leave the European Union. However, equity markets, led by the U.S., quickly rallied from the two-day tailspin and recovered the lost ground. Helped by stronger U.S. economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

U.S. equity markets retreated in late August 2016 amid falling oil prices and fears about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, stocks rallied sharply following the victory of Donald Trump in the U.S. presidential election. The broad-based “Trump Bump” was led by financial stocks as well as the aerospace & defense industry. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average2 advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 11.96%. The technology-laden NASDAQ Composite Index delivered an 8.87% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index outperformed their large-cap counterparts, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the fiscal year ending December 31, 2016, Eaton Vance Dividend Builder Fund (the Fund) had a total return of 9.21%

for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the S&P 500 Index (the Index), returned 11.96% during the period.

The Fund’s underperformance relative to the Index was due to unfavorable stock selection. Sector and industry allocation contributed to Fund performance versus the Index.

The financials sector was the biggest drag on relative Fund performance versus the Index due largely to stock selection. Within the sector, the capital markets industry was a notable laggard in the 12-month period. Two large investment banks, Credit Suisse Group AG and Invesco, Ltd., were among the Fund’s worst-performing stocks. Credit Suisse Group struggled amid a low-interest rate environment and concerns about its financial strength. With a substantial business in Britain, Invesco was hurt by the country’s “Brexit” vote to leave the European Union. The Fund sold Credit Suisse and Invesco during the period. The banking industry also constrained Fund results relative to the Index in the period.

The health care sector detracted from relative Fund performance versus the Index due to stock selection. The pharmaceuticals and biotechnology industries both lagged in the 12-month period as investors worried about increasing pressure to control drug prices. Generic drug company Teva Pharmaceuticals Industries, Ltd. ADR was the Fund’s worst-performing individual stock in the period. The stock was sold during the period. Biotechnology leader Gilead Sciences, Inc. was also among the Fund’s individual stock laggards. Stock selection in the energy sector also hurt Fund performance relative to the Index, particularly in the oil & gas industry.

Conversely, the consumer staples sector boosted relative Fund performance versus the Index as a result of stock selection. Within the sector, the food product and beverages industries were notable outperformers in the period. Food products giant General Mills, Inc., which benefited from industry consolidation, was among the Fund’s leading individual stocks. The Fund sold the stock during the period. Another food products company, Pinnacle Foods, Inc., was also among the top stock performers after earnings topped expectations. The materials sector contributed to Fund results versus the Index due largely to the strong performance of International Paper Co. in the containers & packaging industry. The Fund’s leading individual stock, International Paper Co. was boosted by industry consolidation that led to stronger pricing. The Fund’s overweight position in the outperforming telecommunications services sector also aided Fund performance relative to the Index in the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

December 31, 2016

Performance2,3

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	9.21%	12.30%	5.48%
Class A with 5.75% Maximum Sales Charge	—	—	2.93	10.97	4.86
Class C at NAV	11/01/1993	12/18/1981	8.51	11.48	4.71
Class C with 1% Maximum Sales Charge	—	—	7.51	11.48	4.71
Class I at NAV	06/20/2005	12/18/1981	9.49	12.59	5.75
S&P 500 Index	—	—	11.96%	14.64%	6.94%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.04%	1.79%	0.79%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2006	$15,845	N.A.
Class I	$250,000	12/31/2006	$437,441	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Dividend Builder Fund

December 31, 2016

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Apple, Inc.	4.2%

General Electric Co.	3.3

Wells Fargo & Co.	3.3

Verizon Communications, Inc.	3.1

JPMorgan Chase & Co.	3.1

Pfizer, Inc.	3.0

Altria Group, Inc.	2.7

Microsoft Corp.	2.5

Alphabet, Inc., Class C	2.4

AT&T, Inc.	2.4

Total	30.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Dividend Builder Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small- cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Dividend Builder Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,042.90	$5.29	1.03%
Class C	$1,000.00	$1,040.20	$9.13	1.78%
Class I	$1,000.00	$1,044.20	$4.01	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.23	1.03%
Class C	$1,000.00	$1,016.20	$9.02	1.78%
Class I	$1,000.00	$1,021.20	$3.96	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Dividend Builder Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investment in Dividend Builder Portfolio, at value (identified cost, $882,298,789)	$965,395,804
Receivable for Fund shares sold	342,921
Total assets	$965,738,725

Liabilities
Payable for Fund shares redeemed	$2,999,561
Payable to affiliates:
Distribution and service fees	284,881
Trustees’ fees	125
Accrued expenses	218,610
Total liabilities	$3,503,177
Net Assets	$962,235,548

Sources of Net Assets
Paid-in capital	$863,170,876
Accumulated net realized gain from Portfolio	13,371,241
Accumulated undistributed net investment income	2,596,416
Net unrealized appreciation from Portfolio	83,097,015
Total	$962,235,548

Class A Shares
Net Assets	$685,371,543
Shares Outstanding	50,712,291
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.51
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.33

Class C Shares
Net Assets	$163,138,465
Shares Outstanding	12,015,803
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.58

Class I Shares
Net Assets	$113,725,540
Shares Outstanding	8,421,379
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends allocated from Portfolio (net of foreign taxes, $193,501)	$30,053,308
Interest allocated from Portfolio	12,514
Securities lending income allocated from Portfolio, net	86,461
Expenses allocated from Portfolio	(6,573,689)
Total investment income from Portfolio	$23,578,594

Expenses
Distribution and service fees
Class A	$1,732,130
Class C	1,639,080
Trustees’ fees and expenses	500
Custodian fee	58,240
Transfer and dividend disbursing agent fees	755,479
Legal and accounting services	56,001
Printing and postage	80,780
Registration fees	50,698
Miscellaneous	18,186
Total expenses	$4,391,094

Net investment income	$19,187,500

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$48,776,431
Written options	(325,826)
Foreign currency transactions	(79,873)
Net realized gain	$48,370,732
Change in unrealized appreciation (depreciation) —
Investments	$15,899,442
Written options	659,257
Foreign currency	(19,059)
Net change in unrealized appreciation (depreciation)	$16,539,640

Net realized and unrealized gain	$64,910,372

Net increase in net assets from operations	$84,097,872

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$19,187,500	$16,194,568
Net realized gain from investment transactions, written options and foreign currency transactions	48,370,732	75,117,537
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	16,539,640	(62,831,307)
Net increase in net assets from operations	$84,097,872	$28,480,798
Distributions to shareholders —
From net investment income
Class A	$(13,762,416)	$(12,392,157)
Class C	(2,014,010)	(1,571,616)
Class I	(2,385,560)	(2,008,355)
From net realized gain
Class A	(26,297,186)	(65,128,788)
Class C	(6,214,210)	(15,039,935)
Class I	(4,158,941)	(9,641,901)
Total distributions to shareholders	$(54,832,323)	$(105,782,752)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$39,291,532	$56,042,358
Class C	14,564,408	19,234,228
Class I	32,481,418	29,649,124
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	35,095,746	67,872,491
Class C	7,042,824	14,155,041
Class I	5,375,099	9,528,388
Cost of shares redeemed
Class A	(121,207,612)	(115,060,248)
Class C	(29,437,260)	(29,624,857)
Class I	(35,313,548)	(26,660,978)
Net increase (decrease) in net assets from Fund share transactions	$(52,107,393)	$25,135,547

Net decrease in net assets	$(22,841,844)	$(52,166,407)

Net Assets
At beginning of year	$985,077,392	$1,037,243,799
At end of year	$962,235,548	$985,077,392

Accumulated undistributed net investment income included in net assets
At end of year	$2,596,416	$4,651,560

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$13.110	$14.190	$13.430	$10.870	$9.800

Income (Loss) From Operations
Net investment income(1)	$0.278	$0.238	$0.269	$0.158	$0.271
Net realized and unrealized gain	0.907	0.178	1.269	2.582	1.039

Total income from operations	$1.185	$0.416	$1.538	$2.740	$1.310

Less Distributions
From net investment income	$(0.264)	$(0.236)	$(0.195)	$(0.180)	$(0.240)
From net realized gain	(0.521)	(1.260)	(0.583)	—	—

Total distributions	$(0.785)	$(1.496)	$(0.778)	$(0.180)	$(0.240)

Net asset value — End of year	$13.510	$13.110	$14.190	$13.430	$10.870

Total Return(2)	9.21%	2.91%	11.73%	25.40%	13.50%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$685,372	$711,199	$758,216	$787,254	$771,307
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.04%	1.04%	1.05%	1.06%	1.07%
Net investment income	2.09%	1.67%	1.92%	1.30%	2.59%
Portfolio Turnover of the Portfolio	97%	99%	93%	59%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2016

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$13.160	$14.250	$13.480	$10.910	$9.830

Income (Loss) From Operations
Net investment income(1)	$0.179	$0.132	$0.163	$0.067	$0.193
Net realized and unrealized gain	0.926	0.167	1.278	2.592	1.047

Total income from operations	$1.105	$0.299	$1.441	$2.659	$1.240

Less Distributions
From net investment income	$(0.164)	$(0.129)	$(0.088)	$(0.089)	$(0.160)
From net realized gain	(0.521)	(1.260)	(0.583)	—	—

Total distributions	$(0.685)	$(1.389)	$(0.671)	$(0.089)	$(0.160)

Net asset value — End of year	$13.580	$13.160	$14.250	$13.480	$10.910

Total Return(2)	8.51%	2.05%	10.90%	24.47%	12.70%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$163,138	$165,915	$175,086	$175,875	$164,219
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.79%	1.79%	1.80%	1.81%	1.82%
Net investment income	1.34%	0.92%	1.16%	0.55%	1.83%
Portfolio Turnover of the Portfolio	97%	99%	93%	59%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$13.100	$14.180	$13.430	$10.870	$9.790

Income (Loss) From Operations
Net investment income(1)	$0.312	$0.274	$0.296	$0.189	$0.296
Net realized and unrealized gain	0.906	0.178	1.268	2.581	1.051

Total income from operations	$1.218	$0.452	$1.564	$2.770	$1.347

Less Distributions
From net investment income	$(0.297)	$(0.272)	$(0.231)	$(0.210)	$(0.267)
From net realized gain	(0.521)	(1.260)	(0.583)	—	—

Total distributions	$(0.818)	$(1.532)	$(0.814)	$(0.210)	$(0.267)

Net asset value — End of year	$13.500	$13.100	$14.180	$13.430	$10.870

Total Return(2)	9.49%	3.10%	12.01%	25.72%	13.91%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$113,726	$107,963	$103,942	$67,746	$66,792
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	0.79%	0.79%	0.80%	0.81%	0.82%
Net investment income	2.35%	1.92%	2.10%	1.55%	2.82%
Portfolio Turnover of the Portfolio	97%	99%	93%	59%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2016). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

13

Eaton Vance

Dividend Builder Fund

December 31, 2016

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$19,134,171	$34,383,317
Long-term capital gains	$35,698,152	$71,399,435

During the year ended December 31, 2016, accumulated net realized gain was decreased by $2,418,717, accumulated undistributed net investment income was decreased by $3,080,658 and paid-in capital was increased by $5,499,375 due to the Fund’s use of equalization accounting and differences between book and tax accounting for the Fund’s investment in the Portfolio. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$3,653,472
Undistributed long-term capital gains	$13,614,646
Net unrealized appreciation	$81,796,554

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the Fund’s investment in the Portfolio and the tax treatment of short-term capital gains.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $62,290 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $57,374 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $1,732,130 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2016, the Fund paid or accrued to EVD $1,229,310 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2016 amounted to $409,770 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

14

Eaton Vance

Dividend Builder Fund

December 31, 2016

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2016, the Fund was informed that EVD received less than $100 and approximately $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the year ended December 31, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $9,431,750 and $121,235,026, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	2,976,973	3,951,015
Issued to shareholders electing to receive payments of distributions in Fund shares	2,619,391	5,019,644
Redemptions	(9,150,217)	(8,125,573)

Net increase (decrease)	(3,553,853)	845,086

	Year Ended December 31,
Class C	2016	2015

Sales	1,094,105	1,356,125
Issued to shareholders electing to receive payments of distributions in Fund shares	522,281	1,045,779
Redemptions	(2,205,535)	(2,084,885)

Net increase (decrease)	(589,149)	317,019

	Year Ended December 31,
Class I	2016	2015

Sales	2,442,886	2,084,811
Issued to shareholders electing to receive payments of distributions in Fund shares	401,602	706,284
Redemptions	(2,667,037)	(1,875,003)

Net increase	177,451	916,092

15

Eaton Vance

Dividend Builder Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Dividend Builder Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Dividend Builder Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Dividend Builder Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

16

Eaton Vance

Dividend Builder Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2016, the Fund designates approximately $24,972,750, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 89.39% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $44,409,342 or, if subsequently determined to be different, the net capital gain of such year.

17

Dividend Builder Portfolio

December 31, 2016

Portfolio of Investments

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 2.7%
Textron, Inc.(1)	223,000	$10,828,880
United Technologies Corp.	136,000	14,908,320

		$25,737,200

Banks — 6.4%
JPMorgan Chase & Co.(1)	347,000	$29,942,630
Wells Fargo & Co.	574,000	31,633,140

		$61,575,770

Beverages — 1.5%
Diageo PLC	565,000	$14,661,656

		$14,661,656

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.(2)	23,000	$2,814,050
Biogen, Inc.(2)	10,800	3,062,664
Celgene Corp.(2)	38,500	4,456,375
Gilead Sciences, Inc.	197,500	14,142,975
Incyte Corp.(1)(2)	22,000	2,205,940

		$26,682,004

Building Products — 1.1%
Johnson Controls International PLC	264,000	$10,874,160

		$10,874,160

Capital Markets — 1.2%
Blackstone Group LP (The)	242,000	$6,541,260
Lazard, Ltd., Class A	118,000	4,848,620

		$11,389,880

Chemicals — 0.7%
Dow Chemical Co. (The)	123,000	$7,038,060

		$7,038,060

Communications Equipment — 1.8%
Cisco Systems, Inc.(1)	589,000	$17,799,580

		$17,799,580

Containers & Packaging — 1.8%
International Paper Co.(1)	329,153	$17,464,858

		$17,464,858

Security	Shares	Value

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(1)(2)	71,000	$4,971,420

		$4,971,420

Diversified Telecommunication Services — 5.5%
AT&T, Inc.(1)	532,000	$22,625,960
Verizon Communications, Inc.(1)	567,880	30,313,435

		$52,939,395

Electric Utilities — 2.8%
PG&E Corp.(1)	329,100	$19,999,407
Pinnacle West Capital Corp.	97,000	7,568,910

		$27,568,317

Electrical Equipment — 0.5%
Hubbell, Inc.	45,000	$5,251,500

		$5,251,500

Electronic Equipment, Instruments & Components — 1.5%
Avnet, Inc.(1)	301,000	$14,330,610

		$14,330,610

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.(1)	132,000	$11,081,400

		$11,081,400

Equity Real Estate Investment Trusts (REITs) — 4.3%
Equity Residential	249,000	$16,025,640
Extra Space Storage, Inc.	133,000	10,272,920
National Retail Properties, Inc.	336,000	14,851,200

		$41,149,760

Food & Staples Retailing — 1.8%
CVS Health Corp.	53,000	$4,182,230
Sprouts Farmers Market, Inc.(2)	115,000	2,175,800
Wal-Mart Stores, Inc.(1)	158,900	10,983,168

		$17,341,198

Food Products — 1.6%
Pinnacle Foods, Inc.	282,400	$15,094,280

		$15,094,280

18	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.1%
Medtronic PLC	135,000	$9,616,050
Zimmer Biomet Holdings, Inc.	104,000	10,732,800

		$20,348,850

Health Care Providers & Services — 1.5%
Aetna, Inc.	118,000	$14,633,180

		$14,633,180

Hotels, Restaurants & Leisure — 2.0%
Las Vegas Sands Corp.(1)	82,000	$4,379,620
McDonald’s Corp.(1)	121,000	14,728,120

		$19,107,740

Household Products — 1.1%
Clorox Co. (The)(1)	86,000	$10,321,720

		$10,321,720

Industrial Conglomerates — 3.3%
General Electric Co.(1)	1,006,000	$31,789,600

		$31,789,600

Insurance — 5.2%
American Financial Group, Inc.(1)	174,000	$15,332,880
Chubb, Ltd.(1)	141,500	18,694,980
First American Financial Corp.(1)	434,000	15,897,420

		$49,925,280

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(2)	19,500	$14,622,465

		$14,622,465

Internet Software & Services — 3.7%
Alphabet, Inc., Class C(2)	29,544	$22,802,650
Facebook, Inc., Class A(2)	116,600	13,414,830

		$36,217,480

IT Services — 2.6%
Convergys Corp.(1)	323,000	$7,932,880
International Business Machines Corp.(1)	102,900	17,080,371

		$25,013,251

Security	Shares	Value

Media — 3.5%
Interpublic Group of Cos., Inc.(1)	408,000	$9,551,280
Time Warner, Inc.	142,000	13,707,260
Viacom, Inc., Class B	71,000	2,492,100
Walt Disney Co. (The)(1)	77,600	8,087,472

		$33,838,112

Metals & Mining — 0.3%
Rio Tinto PLC ADR(1)	71,000	$2,730,660

		$2,730,660

Multi-Utilities — 1.0%
National Grid PLC	831,000	$9,709,185

		$9,709,185

Multiline Retail — 0.9%
Macy’s, Inc.	239,000	$8,558,590

		$8,558,590

Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp.(1)	185,000	$21,774,500
Occidental Petroleum Corp.(1)	295,200	21,027,096
Phillips 66(1)	78,300	6,765,903
Royal Dutch Shell PLC, Class B	393,000	11,291,636

		$60,859,135

Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	83,400	$4,873,896
Eli Lilly & Co.	119,000	8,752,450
GlaxoSmithKline PLC ADR	235,000	9,049,850
Johnson & Johnson(1)	144,400	16,636,324
Pfizer, Inc.(1)	890,000	28,907,200

		$68,219,720

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Ltd.	42,900	$7,583,433
Intel Corp.(1)	613,000	22,233,510
Texas Instruments, Inc.	109,000	7,953,730

		$37,770,673

Software — 2.5%
Microsoft Corp.(1)	386,000	$23,986,040

		$23,986,040

19	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail — 2.9%
L Brands, Inc.(1)	233,000	$15,340,720
Lowe’s Cos., Inc.	178,000	12,659,360

		$28,000,080

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	348,600	$40,374,852

		$40,374,852

Tobacco — 4.2%
Altria Group, Inc.	384,400	$25,993,128
Philip Morris International, Inc.(1)	158,700	14,519,463

		$40,512,591

Total Common Stocks (identified cost $878,146,787)		$959,490,252

Call Options Purchased — 0.0%(3)

Exchange-Traded Options — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value

Gilead Sciences, Inc.	1,255	$87.50	2/17/17	$33,885

Total Call Options Purchased (identified cost $312,395)				$33,885

Put Options Purchased — 0.2%

Exchange-Traded Options — 0.2%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Macy’s, Inc.	2,390	$41.00	1/20/17	$1,266,700

Total Put Options Purchased (identified cost $360,699)				$1,266,700

Short-Term Investments — 0.4%

Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.81%(4)	1,292,010	$1,292,139
State Street Navigator Securities Lending Government Money Market Portfolio(5)	2,822,250	2,822,250

Total Short-Term Investments (identified cost $4,114,447)		$4,114,389

Total Investments — 100.0% (identified cost $882,934,328)		$964,905,226

Put Options Written — (0.1)%

Exchange-Traded Options — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value

Eli Lilly & Co.	725	$60.00	1/20/17	$(2,538)
Gilead Sciences, Inc.	1,255	70.00	2/17/17	(307,475)
Macy’s, Inc.	4,780	36.00	1/20/17	(693,100)

Total Put Options Written (premiums received $528,361)				$(1,003,113)

Covered Call Options Written — (0.1)%

Exchange-Traded Options — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Amazon.com, Inc.	195	$870.00	2/17/17	$(79,462)
Apple, Inc.	3,486	125.00	2/17/17	(264,936)
Broadcom, Ltd.	425	180.00	4/21/17	(425,000)
Macy’s, Inc.	2,390	46.00	1/20/17	(3,585)

Total Covered Call Options Written (premiums received $2,924,447)				$(772,983)

Other Assets, Less Liabilities — 0.2%				$2,266,735

Net Assets — 100.0%				$965,395,865

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at December 31, 2016.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

20	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2016

Portfolio of Investments — continued

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	–	American Depositary Receipt

21	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value including $247,768,647 of securities on loan (identified cost, $881,642,131)	$963,613,087
Affiliated investment, at value (identified cost, $1,292,197)	1,292,139
Dividends receivable	2,354,474
Dividends receivable from affiliated investment	1,130
Receivable for investments sold	1,674,713
Securities lending income receivable	16,305
Tax reclaims receivable	1,724,045
Total assets	$970,675,893

Liabilities
Written options outstanding, at value (premiums received, $3,452,808)	$1,776,096
Collateral for securities loaned	2,822,250
Payable to affiliates:
Investment adviser fee	523,032
Trustees’ fees	12,793
Accrued expenses	145,857
Total liabilities	$5,280,028
Net Assets applicable to investors’ interest in Portfolio	$965,395,865

Sources of Net Assets
Investors’ capital	$881,777,831
Net unrealized appreciation	83,618,034
Total	$965,395,865

22	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends (net of foreign taxes, $193,501)	$30,049,492
Interest allocated from/dividends from affiliated investment	16,332
Securities lending income, net	86,461
Expenses allocated from affiliated investment	(329)
Total investment income	$30,151,956

Expenses
Investment adviser fee	$6,152,500
Trustees’ fees and expenses	50,629
Custodian fee	237,919
Legal and accounting services	73,093
Miscellaneous	59,219
Total expenses	$6,573,360

Net investment income	$23,578,596

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$48,776,298
Investment transactions in/allocated from affiliated investment	134
Written options	(325,826)
Foreign currency transactions	(79,873)
Net realized gain	$48,370,733
Change in unrealized appreciation (depreciation) —
Investments	$15,899,500
Investments — affiliated investment	(58)
Written options	659,257
Foreign currency	(19,059)
Net change in unrealized appreciation (depreciation)	$16,539,640

Net realized and unrealized gain	$64,910,373

Net increase in net assets from operations	$88,488,969

23	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$23,578,596	$20,934,217
Net realized gain from investment transactions, written options and foreign currency transactions	48,370,733	75,117,543
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	16,539,640	(62,831,312)
Net increase in net assets from operations	$88,488,969	$33,220,448
Capital transactions —
Contributions	$9,431,750	$13,713,491
Withdrawals	(121,235,079)	(96,854,896)
Net decrease in net assets from capital transactions	$(111,803,329)	$(83,141,405)

Net decrease in net assets	$(23,314,360)	$(49,920,957)

Net Assets
At beginning of year	$988,710,225	$1,038,631,182
At end of year	$965,395,865	$988,710,225

24	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2016

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.45%	2.02%	2.28%	1.67%	2.97%
Portfolio Turnover	97%	99%	93%	59%	63%

Total Return	9.60%	3.28%	12.13%	25.87%	13.93%

Net assets, end of year (000’s omitted)	$965,396	$988,710	$1,038,631	$1,082,543	$1,060,224

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

25	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2016, Eaton Vance Dividend Builder Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. These filings are subject to various administrative and judicial proceedings within these countries. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

26

Dividend Builder Portfolio

December 31, 2016

Notes to Financial Statements — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion,

27

Dividend Builder Portfolio

December 31, 2016

Notes to Financial Statements — continued

0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2016, the Portfolio’s investment adviser fee amounted to $6,152,500 or 0.64% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $934,776,754 and $1,021,360,552, respectively, for the year ended December 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$883,232,819

Gross unrealized appreciation	$103,892,552
Gross unrealized depreciation	(22,220,145)

Net unrealized appreciation	$81,672,407

The net unrealized appreciation on written option contracts and foreign currency transactions at December 31, 2016 on a federal income tax basis was $1,647,136.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2016 is included in the Portfolio of Investments. At December 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the year ended December 31, 2016 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of year	6,015	$1,509,048
Options written	95,889	11,171,498
Options terminated in closing purchase transactions	(30,308)	(4,945,897)
Options exercised	(1,425)	(342,266)
Options expired	(56,915)	(3,939,575)

Outstanding, end of year	13,256	$3,452,808

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the year ended December 31, 2016, the Portfolio entered into option transactions on individual securities to seek return and to seek to hedge against fluctuations in security prices.

28

Dividend Builder Portfolio

December 31, 2016

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at December 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Purchased options	$1,300,585	$—
Written options	—	(1,776,096)

Total	$1,300,585	$(1,776,096)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$158,088	$1,126,960
Written options	(325,826)	659,257

Total	$(167,738)	$1,786,217

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the year ended December 31, 2016, which is indicative of the volume of this derivative type, was 4,573 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

29

Dividend Builder Portfolio

December 31, 2016

Notes to Financial Statements — continued

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (formerly, State Street Navigator Securities Lending Prime Portfolio), a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2016, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $247,768,647 and $253,250,957, respectively. Collateral received included cash of $2,822,250 and non-cash U.S. Government securities of $250,428,707. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at December 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$109,098,407	$—		$—	$109,098,407
Consumer Staples	83,269,789	14,661,656		—	97,931,445
Energy	60,648,899	11,291,636		—	71,940,535
Financials	122,890,930	—		—	122,890,930
Health Care	129,883,754	—		—	129,883,754
Industrials	73,652,460	—		—	73,652,460
Information Technology	195,492,486	—		—	195,492,486
Materials	27,233,578	—		—	27,233,578
Real Estate	41,149,760	—		—	41,149,760
Telecommunication Services	52,939,395	—		—	52,939,395
Utilities	27,568,317	9,709,185		—	37,277,502

Total Common Stocks	$923,827,775	$35,662,477	*	$—	$959,490,252

30

Dividend Builder Portfolio

December 31, 2016

Notes to Financial Statements — continued

Asset Description	Level 1	Level 2	Level 3	Total

Call Options Purchased	$33,885	$—	$—	$33,885
Put Options Purchased	1,266,700	—	—	1,266,700
Short-Term Investments	2,822,250	1,292,139	—	4,114,389

Total Investments	$927,950,610	$36,954,616	$—	$964,905,226

Liability Description

Put Options Written	$(1,003,113)	$—	$—	$(1,003,113)
Covered Call Options Written	(772,983)	—	—	(772,983)

Total	$(1,776,096)	$—	$—	$(1,776,096)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

31

Dividend Builder Portfolio

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Dividend Builder Portfolio:

We have audited the accompanying statement of assets and liabilities of Dividend Builder Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dividend Builder Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

32

Eaton Vance

Dividend Builder Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Dividend Builder Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

33

Eaton Vance

Dividend Builder Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

34

Eaton Vance

Dividend Builder Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Edward J. Perkin 1972	President of the Portfolio	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Dividend Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

159    12.31.16

Eaton Vance

Greater India Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Greater India Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18 and 32

Federal Tax Information	19

Special Meeting of Shareholders	33

Board of Trustees’ Contract Approval	34

Management and Organization	38

Important Notices	41

Eaton Vance

Greater India Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global stocks opened the period in a sharp downturn amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. The pullback began in early January 2016 and continued into mid-February 2016, when stocks turned around and soon overcame the earlier losses. Coinciding with the rebound was a reversal in crude oil prices, which rose following a prolonged decline.

In late June 2016, Britain’s “Brexit” vote to leave the European Union sent stocks into a two-day tailspin. However, equity markets quickly rallied, recovering the lost ground. In the U.S., major stock indexes reached multiple record highs during July and August.

Global stocks retreated in late August 2016, as oil prices declined and investors worried about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, U.S. stocks rallied sharply following Donald Trump’s victory in the U.S. presidential election. The rally continued into December 2016 with financial stocks and the aerospace & defense industry leading the way. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid positive economic reports. However, the U.S. rally was not shared by other global markets, most of which lagged in the final month amid worries about future trade and immigration policy under President-elect Trump.

In September, the Indian equities fell due to geo-political tension and mixed signals from central banks from Developed Markets on further easing. October 2016 remained muted and the Reserve Bank of India monetary policy committee voted unanimously for a 25bps policy rate cut to 6.25%. During November 2016, the MSCI India Index2 fell sharply following the unexpected victory of Republican U.S. presidential candidate Donald Trump and a surprise domestic currency demonetization move. U.S. rates rose and the U.S. dollar strengthened on the prospects of fiscal stimulus under a Trump Presidency and higher market expectations of a December 2016 rate hike. These market moves, along with concerns of protectionist trade and anti-immigration policies by the U.S., were headwinds for emerging markets equities. Additionally, the Indian government demonetized INR 500 and INR 1,000 currency notes in an attempt to reduce corruption and circulation of unaccounted money in the system. The near-term impact on liquidity and economic activity deflated market sentiment. Indian equities fell further in December 2016 on continued concerns of the impact of demonetization, but regained some of the decline on expectations of potential government stimulus.

Fund Performance

For the 12-month period ended December 31, 2016, Eaton Vance Greater India Fund (the Fund) had a total return of 2.64% for Class A shares at net asset value (NAV). By comparison, the Fund’s primary benchmark, the MSCI India Index (the Index), returned -1.43% during the period. On September 15, 2016 Goldman Sachs Asset Management International (GSAMI) became sub-adviser to the Portfolio on an interim basis. Following shareholder approval, GSAMI became the Fund’s sub-adviser effective December 16, 2016.

Sector and stock selection were both positive for the Fund. Financials was the largest contributor to Fund performance with a majority of the positive performance coming from stock selection within that sector. Information technology (IT) and health care also contributed to performance.

Within financials, Yes Bank, Ltd. and Mahindra & Mahindra Financial Services, Ltd. were the top performing stocks. Yes Bank, Ltd. provides commercial banking and financial services, primarily focused on corporate finance. Mahindra & Mahindra Financial Services is a non-banking finance company that offers financial services to rural and semi-urban markets. The company offers loans in those markets that it serves in.

Within the IT sector, the Fund’s stake in Infosys, Ltd. contributed most to the Fund’s relative performance. In addition, an out-of-Index position in Cognizant Technology Solutions Corp., a multinational information technology, consulting and business process outsourcing company, contributed to Fund performance.

Consumer discretionary was the largest negative contributor to Fund performance versus the Index. Jubilant FoodWorks, Ltd. was the worst performing stock in that sector. The company is a multination food service company that operates Domino’s Pizza within India, Nepal, Bangladesh and Sri Lanka. The company has suffered from disappointing earnings reports. The stock is no longer held since GSAMI has taken over the Fund. Stock selection in the materials and consumer staples sectors also detracted from Fund performance.

In addition, the Fund’s underweight position to the energy sector detracted from Fund performance relative to the Index, as did the Fund’s zero weighting in the utilities sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

December 31, 2016

Performance2,3

Portfolio Manager Prashant Khemka, CFA, of Goldman Sachs Asset Management International (GSAMI)

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	2.64%	9.49%	1.98%
Class A with 5.75% Maximum Sales Charge	—	—	–3.25	8.21	1.38
Class B at NAV	05/02/1994	05/02/1994	1.94	8.73	1.34
Class B with 5% Maximum Sales Charge	—	—	–3.06	8.44	1.34
Class C at NAV	07/07/2006	05/02/1994	1.95	8.73	1.34
Class C with 1% Maximum Sales Charge	—	—	0.95	8.73	1.34
Class I at NAV	10/01/2009	05/02/1994	2.97	9.83	2.21
MSCI India Index	—	—	–1.43%	6.78%	2.74%
S&P Bombay Stock Exchange 100 Index	—	—	2.37	8.98	4.47

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		1.65%	2.35%	2.35%	1.35%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	12/31/2006	$11,424	N.A.
Class C	$10,000	12/31/2006	$11,430	N.A.
Class I	$250,000	12/31/2006	$311,228	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Greater India Fund

December 31, 2016

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Infosys, Ltd.	8.7%

Maruti Suzuki India, Ltd.	5.4

Housing Development Finance Corp., Ltd.	4.1

HDFC Bank, Ltd.	4.1

Cognizant Technology Solutions Corp., Class A	3.8

ITC, Ltd.	3.6

Eicher Motors, Ltd.	2.8

Aurobindo Pharma, Ltd.	2.7

Indian Oil Corp., Ltd.	2.7

IndusInd Bank, Ltd.	2.7

Total	40.6%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Greater India Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P Bombay Stock Exchange 100 Index is an unmanaged index of 100 common stocks traded in the India market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective September 15, 2016, the Fund is managed by Prashant Khemka, Managing Director and Chief Investment Officer of Emerging Markets Equity at Goldman Sachs Asset Management International (“GSAMI”). In addition, the Fund changed its primary benchmark from S&P Bombay Stock Exchange 100 Index to the MSCI India Index because the investment adviser believes it is more closely aligned with the Fund’s investment strategies.

At a special meeting of shareholders held on December 16, 2016, the shareholders approved (i) an investment sub-advisory agreement between Boston Management and Research (“BMR”) and GSAMI on behalf of the Portfolio; (ii) a change in the Fund’s diversification status from a diversified fund to non-diversified fund, as such terms are defined under the Investment Company Act of 1940; (iii) an investment advisory agreement between BMR and Eaton Vance Special Investment Trust on behalf of the Fund, and (iv) an investment sub-advisory agreement between BMR and GSAMI with respect to the Fund.

5

Eaton Vance

Greater India Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$959.40	$9.26	1.88%
Class B	$1,000.00	$956.10	$12.69	2.58%
Class C	$1,000.00	$956.00	$12.69	2.58%
Class I	$1,000.00	$960.90	$7.79	1.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.70	$9.53	1.88%
Class B	$1,000.00	$1,012.20	$13.05	2.58%
Class C	$1,000.00	$1,012.20	$13.05	2.58%
Class I	$1,000.00	$1,017.20	$8.01	1.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Greater India Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investment in Greater India Portfolio, at value (identified cost, $203,633,753)	$203,662,015
Receivable for Fund shares sold	81,722
Receivable from affiliates	43,889
Total assets	$203,787,626

Liabilities
Payable for Fund shares redeemed	$1,324,132
Payable to affiliates:
Administration fee	26,403
Distribution and service fees	61,262
Trustees’ fees	125
Accrued expenses	105,366
Total liabilities	$1,517,288
Net Assets	$202,270,338

Sources of Net Assets
Paid-in capital	$246,266,858
Accumulated net realized loss from Portfolio	(45,507,751)
Accumulated undistributed net investment income	1,482,969
Net unrealized appreciation from Portfolio	28,262
Total	$202,270,338

Class A Shares
Net Assets	$149,949,713
Shares Outstanding	5,700,857
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.30
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$27.90

Class B Shares
Net Assets	$3,120,148
Shares Outstanding	135,116
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$23.09

Class C Shares
Net Assets	$22,334,928
Shares Outstanding	970,065
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$23.02

Class I Shares
Net Assets	$26,865,549
Shares Outstanding	1,003,479
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends allocated from Portfolio	$2,558,804
Interest allocated from Portfolio	479
Expenses allocated from Portfolio	(2,698,963)
Total investment loss from Portfolio	$(139,680)

Expenses
Administration fee	$339,907
Distribution and service fees
Class A	497,646
Class B	46,560
Class C	260,067
Trustees’ fees and expenses	500
Custodian fee	20,591
Transfer and dividend disbursing agent fees	325,265
Legal and accounting services	44,297
Printing and postage	127,227
Registration fees	47,361
Miscellaneous	17,611
Total expenses	$1,727,032
Deduct —
Allocation of expenses to affiliates	$44,017
Total expense reductions	$44,017

Net expenses	$1,683,015

Net investment loss	$(1,822,695)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (including refundable foreign capital gains taxes of $43,182)	$57,139,334
Financial futures contracts	(289,970)
Foreign currency transactions	1,479
Net realized gain	$56,850,843
Change in unrealized appreciation (depreciation) —
Investments	$(48,725,488)
Foreign currency	(464)
Net change in unrealized appreciation (depreciation)	$(48,725,952)

Net realized and unrealized gain	$8,124,891

Net increase in net assets from operations	$6,302,196

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment loss	$(1,822,695)	$(2,663,402)
Net realized gain from investment transactions, financial futures contracts and foreign currency transactions	56,850,843	44,697,362
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(48,725,952)	(55,787,325)
Net increase (decrease) in net assets from operations	$6,302,196	$(13,753,365)
Distributions to shareholders —
From net investment income
Class A	$(844,287)	$(1,506,721)
Class B	—	(95,727)
Class C	—	(283,620)
Class I	(236,344)	(261,662)
Total distributions to shareholders	$(1,080,631)	$(2,147,730)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,348,831	$26,760,533
Class B	7,250	116,931
Class C	1,214,806	6,795,652
Class I	16,772,739	20,368,492
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	764,709	1,359,943
Class B	—	83,169
Class C	—	242,199
Class I	135,210	163,230
Cost of shares redeemed
Class A	(38,190,546)	(46,675,737)
Class B	(995,558)	(2,311,026)
Class C	(7,757,206)	(8,357,957)
Class I	(20,841,836)	(24,008,931)
Net asset value of shares exchanged
Class A	2,916,288	7,292,006
Class B	(2,916,288)	(7,292,006)
Net decrease in net assets from Fund share transactions	$(40,541,601)	$(25,463,502)

Net decrease in net assets	$(35,320,036)	$(41,364,597)

Net Assets
At beginning of year	$237,590,374	$278,954,971
At end of year	$202,270,338	$237,590,374

Accumulated undistributed net investment income (loss) included in net assets
At end of year	$1,482,969	$(5,040,653)

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$25.770	$27.310	$19.980	$22.210	$17.240

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.200)	$(0.245)	$(0.116)	$0.002	$(0.064)
Net realized and unrealized gain (loss)	0.878	(1.090)	7.956	(2.232)	5.034

Total income (loss) from operations	$0.678	$(1.335)	$7.840	$(2.230)	$4.970

Less Distributions
From net investment income	$(0.148)	$(0.205)	$(0.510)	$—	$—

Total distributions	$(0.148)	$(0.205)	$(0.510)	$—	$—

Net asset value — End of year	$26.300	$25.770	$27.310	$19.980	$22.210

Total Return(2)(3)	2.64%	(4.96)%	39.28%	(10.04)%	28.83%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$149,950	$172,386	$195,146	$154,207	$233,906
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	1.88%	1.88%	1.88%	1.88%	1.88%
Net investment income (loss)	(0.75)%	(0.88)%	(0.48)%	0.01%	(0.32)%
Portfolio Turnover of the Portfolio	91%	30%	22%	42%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04%, 0.14% and 0.16% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2016

Financial Highlights — continued

	Class B
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$22.650	$24.190	$17.680	$19.790	$15.470

Income (Loss) From Operations
Net investment loss(1)	$(0.334)	$(0.401)	$(0.261)	$(0.123)	$(0.184)
Net realized and unrealized gain (loss)	0.774	(0.938)	7.024	(1.987)	4.504

Total income (loss) from operations	$0.440	$(1.339)	$6.763	$(2.110)	$4.320

Less Distributions
From net investment income	$—	$(0.201)	$(0.253)	$—	$—

Total distributions	$—	$(0.201)	$(0.253)	$—	$—

Net asset value — End of year	$23.090	$22.650	$24.190	$17.680	$19.790

Total Return(2)(3)	1.94%	(5.62)%	38.27%	(10.66)%	27.92%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,120	$6,970	$16,502	$31,336	$57,303
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	2.58%	2.58%	2.58%	2.58%	2.58%
Net investment loss	(1.45)%	(1.62)%	(1.27)%	(0.68)%	(1.03)%
Portfolio Turnover of the Portfolio	91%	30%	22%	42%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04%, 0.14% and 0.16% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2016

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$22.580	$24.120	$17.720	$19.840	$15.500

Income (Loss) From Operations
Net investment loss(1)	$(0.336)	$(0.383)	$(0.256)	$(0.122)	$(0.182)
Net realized and unrealized gain (loss)	0.776	(0.954)	7.029	(1.998)	4.522

Total income (loss) from operations	$0.440	$(1.337)	$6.773	$(2.120)	$4.340

Less Distributions
From net investment income	$—	$(0.203)	$(0.373)	$—	$—

Total distributions	$—	$(0.203)	$(0.373)	$—	$—

Net asset value — End of year	$23.020	$22.580	$24.120	$17.720	$19.840

Total Return(2)(3)	1.95%	(5.63)%	38.25%	(10.69)%	28.00%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,335	$28,276	$31,918	$24,749	$40,193
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	2.58%	2.58%	2.58%	2.58%	2.58%
Net investment loss	(1.44)%	(1.56)%	(1.19)%	(0.68)%	(1.01)%
Portfolio Turnover of the Portfolio	91%	30%	22%	42%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04%, 0.14% and 0.16% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$26.230	$27.710	$20.260	$22.460	$17.380

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.126)	$(0.166)	$(0.044)	$0.057	$(0.015)
Net realized and unrealized gain (loss)	0.900	(1.108)	8.078	(2.257)	5.095

Total income (loss) from operations	$0.774	$(1.274)	$8.034	$(2.200)	$5.080

Less Distributions
From net investment income	$(0.234)	$(0.206)	$(0.584)	$—	$—

Total distributions	$(0.234)	$(0.206)	$(0.584)	$—	$—

Net asset value — End of year	$26.770	$26.230	$27.710	$20.260	$22.460

Total Return(2)(3)	2.97%	(4.70)%	39.74%	(9.83)%	29.29%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,866	$29,959	$35,388	$18,909	$28,616
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	1.58%	1.58%	1.58%	1.58%	1.58%
Net investment income (loss)	(0.46)%	(0.59)%	(0.18)%	0.28%	(0.07)%
Portfolio Turnover of the Portfolio	91%	30%	22%	42%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04%, 0.14% and 0.16% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years).

14

Eaton Vance

Greater India Fund

December 31, 2016

Notes to Financial Statements — continued

Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$1,080,631	$2,147,730

During the year ended December 31, 2016, accumulated net realized loss was increased by $6,594,706, accumulated net investment loss was decreased by $9,426,948 and paid-in capital was decreased by $2,832,242 due to differences between book and tax accounting for the Fund’s investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,482,969
Capital loss carryforwards and post October capital losses	$(46,427,334)
Net unrealized appreciation	$947,845

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to the Fund’s investment in the Portfolio.

At December 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $44,461,615 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

During the year ended December 31, 2016, capital loss carryforwards of $51,275,790 were utilized to offset net realized gains by the Fund.

Additionally, at December 31, 2016, the Fund had a net capital loss of $1,965,719 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2017.

3  Investment Adviser Fee and Other Transactions with Affiliates

Effective December 16, 2016, the Fund entered into an investment advisory agreement with Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), for management and investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the fee is reduced. Pursuant to a sub-advisory agreement effective December 16, 2016, BMR has delegated the investment management of the Fund to Goldman Sachs Asset Management International. For the year ended December 31, 2016, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2016, the administration fee amounted to $339,907.

Prior to September 15, 2016, BMR and LGM Investments Limited (LGM Ltd.), the former sub-adviser of the Portfolio, had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceeded 1.88%, 2.58%, 2.58% and 1.58% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I,

15

Eaton Vance

Greater India Fund

December 31, 2016

Notes to Financial Statements — continued

respectively. Pursuant to this agreement, BMR and LGM Ltd. were allocated $44,017 in total of the Fund’s operating expenses for the year ended December 31, 2016. Effective September 15, 2016 and concurrent with the investment adviser fee reduction agreement that was entered into between the Portfolio and BMR, the Fund’s expense reimbursement agreement was terminated.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $19,750 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $19,349 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $497,646 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2016, the Fund paid or accrued to EVD $34,920 and $195,050 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2016 amounted to $11,640 and $65,017 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended December 31, 2016, the Fund was informed that EVD received less than $100 and approximately $1,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the year ended December 31, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $7,069,673 and $49,559,052, respectively.

16

Eaton Vance

Greater India Fund

December 31, 2016

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	305,168	920,855
Issued to shareholders electing to receive payments of distributions in Fund shares	29,709	47,784
Redemptions	(1,437,764)	(1,679,813)
Exchange from Class B shares	113,772	254,962

Net decrease	(989,115)	(456,212)

	Year Ended December 31,
Class B	2016	2015

Sales	349	4,691
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,311
Redemptions	(43,178)	(93,676)
Exchange to Class A shares	(129,751)	(288,767)

Net decrease	(172,580)	(374,441)

	Year Ended December 31,
Class C	2016	2015

Sales	51,408	269,699
Issued to shareholders electing to receive payments of distributions in Fund shares	—	9,669
Redemptions	(333,352)	(350,482)

Net decrease	(281,944)	(71,114)

	Year Ended December 31,
Class I	2016	2015

Sales	618,531	715,165
Issued to shareholders electing to receive payments of distributions in Fund shares	5,160	5,644
Redemptions	(762,288)	(855,602)

Net decrease	(138,597)	(134,793)

17

Eaton Vance

Greater India Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Greater India Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Greater India Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

18

Eaton Vance

Greater India Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals.

Qualified Dividend Income.  For the fiscal year ended December 31, 2016, the Fund designates approximately $2,558,619, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

19

Greater India Portfolio

December 31, 2016

Portfolio of Investments

Common Stocks — 100.1%

Security	Shares	Value

India — 96.3%

Auto Components — 1.1%
MRF, Ltd.	3,154	$2,260,935

		$2,260,935

Automobiles — 7.6%
Bajaj Auto, Ltd.	113,012	$4,378,653
Maruti Suzuki India, Ltd.	141,206	11,024,304

		$15,402,957

Banks — 12.0%
HDFC Bank, Ltd.	426,019	$8,272,246
ICICI Bank, Ltd.	953,253	3,565,566
IndusInd Bank, Ltd.	332,966	5,416,069
RBL Bank, Ltd.(1)(2)	473,512	2,326,366
Yes Bank, Ltd.	290,998	4,930,082

		$24,510,329

Beverages — 0.8%
United Breweries, Ltd.	139,855	$1,596,522

		$1,596,522

Biotechnology — 1.0%
Biocon, Ltd.	151,361	$2,105,817

		$2,105,817

Building Products — 0.6%
Kajaria Ceramics, Ltd.	165,378	$1,130,233

		$1,130,233

Capital Markets — 1.5%
Credit Analysis & Research, Ltd.	163,539	$3,136,464

		$3,136,464

Chemicals — 5.3%
Asian Paints, Ltd.	203,002	$2,661,232
Bayer CropScience, Ltd./India	32,679	2,038,031
Castrol India, Ltd.	285,075	1,594,419
UPL, Ltd.	469,941	4,466,703

		$10,760,385

Security	Shares	Value

Construction & Engineering — 1.3%
Voltas, Ltd.	543,645	$2,601,260

		$2,601,260

Construction Materials — 3.6%
Century Textiles & Industries, Ltd.	181,003	$2,116,423
Dalmia Bharat, Ltd.	78,403	1,556,138
Grasim Industries, Ltd. GDR(3)	291,800	3,696,181

		$7,368,742

Consumer Finance — 6.5%
Bajaj Finance, Ltd.	285,730	$3,540,364
Bharat Financial Inclusion, Ltd.(2)	166,217	1,434,609
Mahindra & Mahindra Financial Services, Ltd.	1,154,470	4,576,649
Muthoot Finance, Ltd.	902,592	3,711,369

		$13,262,991

Diversified Financial Services — 1.4%
Bajaj Holdings & Investment, Ltd.	110,719	$2,951,062

		$2,951,062

Food Products — 1.6%
Britannia Industries, Ltd.	74,570	$3,161,694

		$3,161,694

Hotels, Restaurants & Leisure — 0.9%
Indian Hotels Co., Ltd. (The)	1,292,949	$1,871,321

		$1,871,321

Household Durables — 3.1%
Crompton Greaves Consumer Electricals, Ltd.(2)	2,073,923	$4,437,642
Whirlpool of India, Ltd.(2)	145,630	1,879,403

		$6,317,045

Industrial Conglomerates — 1.7%
Siemens, Ltd.	213,676	$3,488,346

		$3,488,346

Internet Software & Services — 1.4%
Info Edge India, Ltd.	220,829	$2,888,752

		$2,888,752

20	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

IT Services — 12.6%
HCL Technologies, Ltd.	260,440	$3,160,702
Infosys, Ltd.	1,190,006	17,669,700
Tata Consultancy Services, Ltd.	136,988	4,767,269

		$25,597,671

Machinery — 4.3%
AIA Engineering, Ltd.	49,415	$938,445
Eicher Motors, Ltd.	17,820	5,698,788
Thermax, Ltd.	186,957	2,037,869

		$8,675,102

Metals & Mining — 2.2%
Hindustan Zinc, Ltd.	1,196,419	$4,465,852

		$4,465,852

Oil, Gas & Consumable Fuels — 4.8%
Coal India, Ltd.	983,497	$4,341,712
Indian Oil Corp., Ltd.	1,146,276	5,444,501

		$9,786,213

Personal Products — 4.7%
Colgate-Palmolive (India), Ltd.	220,758	$2,928,346
Emami, Ltd.	206,931	2,876,284
Procter & Gamble Hygiene & Health Care, Ltd.	36,246	3,772,126

		$9,576,756

Pharmaceuticals — 7.2%
Abbott India, Ltd.	34,916	$2,388,382
Aurobindo Pharma, Ltd.	569,890	5,595,391
Cipla, Ltd.	535,500	4,465,960
Dr. Reddy’s Laboratories, Ltd.	51,297	2,312,380

		$14,762,113

Real Estate Management & Development — 0.4%
Prestige Estates Projects, Ltd.	325,464	$823,174

		$823,174

Road & Rail — 1.0%
Container Corp. of India, Ltd.	123,638	$2,016,289

		$2,016,289

Security	Shares	Value

Thrifts & Mortgage Finance — 4.1%
Housing Development Finance Corp., Ltd.	451,556	$8,366,551

		$8,366,551

Tobacco — 3.6%
ITC, Ltd.	2,047,686	$7,247,845

		$7,247,845

Total India (identified cost $196,397,208)		$196,132,421

United States — 3.8%

IT Services — 3.8%
Cognizant Technology Solutions Corp., Class A(2)	136,688	$7,658,629

		$7,658,629

Total United States (identified cost $7,431,535)		$7,658,629

Total Common Stocks (identified cost $203,828,743)		$203,791,050

Short-Term Investments — 0.0%(4)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 1/3/17	$67	$66,841

Total Short-Term Investments (identified cost $66,841)		$66,841

Total Investments — 100.1% (identified cost $203,895,584)		$203,857,891

Other Assets, Less Liabilities — (0.1)%		$(194,516)

Net Assets — 100.0%		$203,663,375

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $2,326,366 or 1.1% of the Portfolio’s net assets.

(2)	Non-income producing security.

21	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Portfolio of Investments — continued

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, the aggregate value of these securities is $3,696,181 or 1.8% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

Abbreviations:

GDR	–	Global Depositary Receipt

22	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investments, at value (identified cost, $203,895,584)	$203,857,891
Cash	293
Foreign currency, at value (identified cost, $148,935)	149,031
Receivable for foreign taxes	43,382
Total assets	$204,050,597

Liabilities
Demand note payable	$100,000
Payable to affiliates:
Investment adviser fee	150,265
Trustees’ fees	3,158
Accrued expenses	133,799
Total liabilities	$387,222
Net Assets applicable to investors’ interest in Portfolio	$203,663,375

Sources of Net Assets
Investors’ capital	$203,700,772
Net unrealized depreciation	(37,397)
Total	$203,663,375

23	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends	$2,558,735
Interest	277
Interest allocated from/dividends from affiliated investment	286
Expenses allocated from affiliated investment	(2)
Total investment income	$2,559,296

Expenses
Investment adviser fee	$2,328,554
Trustees’ fees and expenses	11,961
Custodian fee	207,901
Legal and accounting services	137,252
Miscellaneous	13,308
Total expenses	$2,698,976

Net investment loss	$(139,680)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including refundable foreign capital gains taxes of $43,182)	$57,139,685
Financial futures contracts	(289,972)
Foreign currency transactions	1,479
Net realized gain	$56,851,192
Change in unrealized appreciation (depreciation) —
Investments	$(48,725,791)
Foreign currency	(465)
Net change in unrealized appreciation (depreciation)	$(48,726,256)

Net realized and unrealized gain	$8,124,936

Net increase in net assets from operations	$7,985,256

24	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment loss	$(139,680)	$(641,808)
Net realized gain from investment transactions, financial futures contracts and foreign currency transactions	56,851,192	44,697,583
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(48,726,256)	(55,787,603)
Net increase (decrease) in net assets from operations	$7,985,256	$(11,731,828)
Capital transactions —
Contributions	$7,069,673	$17,715,280
Withdrawals	(49,559,052)	(48,408,682)
Net decrease in net assets from capital transactions	$(42,489,379)	$(30,693,402)

Net decrease in net assets	$(34,504,123)	$(42,425,230)

Net Assets
At beginning of year	$238,167,498	$280,592,728
At end of year	$203,663,375	$238,167,498

25	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.19%	1.23%	1.22%	1.31%	1.33%
Net investment income (loss)	(0.06)%	(0.23)%	0.17%	0.58%	0.22%
Portfolio Turnover	91%	30%	22%	42%	65%

Total Return	3.35%	(4.33)%	40.17%	(9.52)%	29.53%

Net assets, end of year (000’s omitted)	$203,663	$238,167	$280,593	$231,169	$361,498

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2016, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends

27

Greater India Portfolio

December 31, 2016

Notes to Financial Statements — continued

and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2016, the Portfolio, for tax reporting in India, had accumulated losses of INR 665,133,211 (having a value of approximately $9,800,000 at December 31, 2016) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 574,988,901) and March 31, 2022 (INR 90,144,310).

As of December 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed. During the year ended December 31, 2016, the Indian tax authorities completed their review of the Portfolio’s India tax return for the year ended March 31, 2013 with no significant changes to the amounts as previously reported on such tax return.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.85% (1.10% prior to September 15, 2016) of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction

28

Greater India Portfolio

December 31, 2016

Notes to Financial Statements — continued

cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2016, the investment adviser fee amounted to $2,328,554 or 1.03% of the Portfolio’s average daily net assets. Pursuant to an interim sub-advisory agreement effective September 15, 2016, and a sub-advisory agreement effective December 16, 2016, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management International (GSAMI) and pays GSAMI a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Prior to September 15, 2016, BMR paid LGM Investments Limited a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $203,691,400 and $243,397,896, respectively, for the year ended December 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$205,781,770

Gross unrealized appreciation	$16,524,216
Gross unrealized depreciation	(18,448,095)

Net unrealized depreciation	$(1,923,879)

The net unrealized appreciation on foreign currency transactions at December 31, 2016 on a federal income tax basis was $296.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2016, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the year ended December 31, 2016, the Portfolio entered into equity index futures contracts to manage cash flows.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$(289,972)	$—

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2016, which is indicative of the volume of this derivative type, was approximately $1,672,000.

29

Greater India Portfolio

December 31, 2016

Notes to Financial Statements — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2016, the Portfolio had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 1.66%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2016. The Portfolio’s average borrowings or allocated fees during the year ended December 31, 2016 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Greater India Portfolio

December 31, 2016

Notes to Financial Statements — continued

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$25,852,258		$—	$25,852,258
Consumer Staples	—	21,582,817		—	21,582,817
Energy	—	9,786,213		—	9,786,213
Financials	—	52,227,397		—	52,227,397
Health Care	—	16,867,930		—	16,867,930
Industrials	—	17,911,230		—	17,911,230
Information Technology	7,658,629	28,486,423		—	36,145,052
Materials	—	22,594,979		—	22,594,979
Real Estate	—	823,174		—	823,174

Total Common Stocks	$7,658,629	$196,132,421	*	$—	$203,791,050

Short-Term Investments	$—	$66,841		$—	$66,841

Total Investments	$7,658,629	$196,199,262		$—	$203,857,891

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

31

Greater India Portfolio

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater India Portfolio:

We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Greater India Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

32

Eaton Vance Greater India Fund

Greater India Portfolio

December 31, 2016

Special Meeting of Shareholders (Unaudited)

Eaton Vance Greater India Fund

The Fund held a Special Meeting of Shareholders on Thursday, November 17, 2016 and adjourned until Friday, December 16, 2016 for the following purposes: (1) to approve an investment sub-advisory agreement between Boston Management and Research (“BMR”) and Greater India Portfolio (the “Portfolio”); (2) to approve a change in the diversification status of the Fund from a diversified fund to a non-diversified fund, as such terms are defined under the Investment Company Act of 1940, as amended (“1940 Act”); (3) to approve a change in the diversification status of the Portfolio from a diversified fund to a non-diversified fund, as such terms are defined under the 1940 Act; (4) to approve an Investment Advisory Agreement between BMR and Eaton Vance Special Investment Trust (the “Trust”) on behalf of the Fund, pursuant to which BMR will serve as investment adviser to the Fund; and (5) to approve an Investment Sub-Advisory Agreement between BMR and GSAMI, pursuant to which GSAMI will serve as investment sub-adviser to the Fund. The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Uninstructed(2)

Proposal One	3,212,577	209,555	176,194	769,370
Proposal Two	3,144,919	267,207	186,201	769,370
Proposal Three	3,143,389	267,539	187,398	769,370
Proposal Four	3,229,822	185,104	183,401	769,370
Proposal Five	3,200,320	203,382	194,627	769,370

Each proposal was also approved for Greater India Portfolio.

(1)    Excludes fractional shares.

(2)    Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the Proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

Greater India Portfolio

The Portfolio held a Special Meeting of Interestholders on Thursday, November 17, 2016 and adjourned until Friday, December 16, 2016 for the following purposes: (1) to approve an investment sub-advisory agreement between Boston Management and Research (“BMR”) and Greater India Portfolio (the “Portfolio”); (2) to approve a change in the diversification status of the Fund from a diversified fund to a non-diversified fund, as such terms are defined under the Investment Company Act of 1940, as amended (“1940 Act”); (3) to approve a change in the diversification status of the Portfolio from a diversified fund to a non-diversified fund, as such terms are defined under the 1940 Act; (4) to approve an Investment Advisory Agreement between BMR and Eaton Vance Special Investment Trust (the “Trust”) on behalf of the Fund, pursuant to which BMR will serve as investment adviser to the Fund; and (5) to approve an Investment Sub-Advisory Agreement between BMR and GSAMI, pursuant to which GSAMI will serve as investment sub-adviser to the Fund. The interestholder meeting results are as follows:

	Interest in the Portfolio
	For	Against	Abstain(1)	Uninstructed(1)

Proposal One	74%	5%	4%	18%
Proposal Two	72%	6%	4%	18%
Proposal Three	72%	6%	4%	18%
Proposal Four	74%	4%	4%	18%
Proposal Five	73%	4%	4%	18%

Results are rounded to the nearest whole number and may not total 100% due to rounding.

(1)

Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the Proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

33

Eaton Vance

Greater India Fund

December 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At meetings of the Boards of Trustees (each a “Board”) of Eaton Vance Special Investment Trust (the “Trust”), on behalf of Eaton Vance Greater India Fund (the “Fund”), and Eaton Vance Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests substantially all of its assets, held on August 9 and 10, 2016, the Board, including a majority of the Independent Trustees, voted to approve the following advisory agreements relating to the Portfolio and the Fund (as indicated):

(i)	a new investment advisory agreement (the “BMR Agreement”) between the Fund and Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management (“EVM” and, together with the Adviser and their affiliates, “Eaton Vance”);

(ii)	a new sub-advisory agreement between the Adviser and Goldman Sachs Asset Management International (“GSAMI”) relating to the Portfolio (the “Portfolio GSAMI Agreement”); and

(iii)	a new sub-advisory agreement between the Adviser and GSAMI relating to the Fund (the “Fund GSAMI Agreement” and, together with the Portfolio GSAMI Agreement, the “Proposed GSAMI Agreements”).

The BMR Agreement and the Proposed GSAMI Agreements are sometimes referred to herein collectively as the “Proposed Agreements”. None of the Proposed Agreements may become effective without the prior approval of shareholders of the Portfolio and the Fund, as the case may be.

At the meeting held on August 9 and 10, 2016, the Board of the Portfolio also voted to approve an interim investment sub-advisory agreement between the Adviser and GSAMI (the “Interim Sub-Advisory Agreement”). The Interim Sub-Advisory Agreement became effective on September 15, 2016 when GSAMI assumed responsibility as sub-adviser of the Portfolio in accordance with the requirements of Rule 15a-4 under the 1940 Act and is substantially the same as the Portfolio GSAMI Agreement. Previously, LGM, Inc. (the “Prior Sub-Adviser”) served as the sub-adviser to the Portfolio pursuant a sub-advisory agreement with the Adviser that terminated effective September 15, 2016 (the “Prior Sub-Advisory Agreement”) in connection with the implementation of the Interim Sub-Advisory Agreement. The action taken by the Board to replace the Prior Sub-Adviser with GSAMI as the sub-adviser for the Portfolio was in response to an affirmative recommendation by Eaton Vance, which had concluded that GSAMI is positioned to provide enhanced portfolio management services for the Portfolio and, therefore, that the approval of the Proposed GSAMI Agreements would be consistent with the interests of the Portfolio and the Fund.

At the meetings held on August 9 and 10, 2016, the Board of the Trust also voted to recommend that shareholders of the Fund approve the Proposed Agreements and authorized the officers of the Trust to call a meeting of shareholders of the Fund to consider and vote on the Proposed Agreements. As an interest holder in the Portfolio, the Fund will cast its votes with respect to the Portfolio GSAMI Agreement in the same proportion as the votes cast by Fund shareholders at the meeting.

In voting to approve the Proposed Agreements and recommend approval of the Proposed Agreements by shareholders of the Fund, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees, as well as the affirmative recommendation of Eaton Vance. Acting through a working group established by the Contract Review Committee specifically for the purpose of evaluating the Proposed Agreements, the Contract Review Committee requested information from Eaton Vance and GSAMI relevant to the Committee’s consideration of the Proposed Agreements. Leading up to the meeting of the Board on August 9 and 10, 2016, the Contract Review Committee and/or its working group held a series of meetings (together with the meeting of the Board on August 9 and 10, 2016, the “Meetings”) to review and evaluate information provided by Eaton Vance and GSAMI relating to the Proposed Agreements. In addition, the Contract Review Committee, the working group and the Board met with representatives from each of Eaton Vance and GSAMI to discuss the terms of the Proposed Agreements and the plans of the Adviser and GSAMI for managing the assets of the Portfolio and the Fund, in the event that the Fund were to invest all or a portion of its assets directly in securities in the future (rather than in the Portfolio).

In addition to the information received in response to specific requests of the working group relating to the Proposed Agreements, the Contract Review Committee considered other relevant information received at prior meetings of the Board and its committees relating to Eaton Vance, including information provided to the Contract Review Committee in connection with the annual contract review process relating to the current investment advisory agreement between the Adviser and the Portfolio (the “Current Advisory Agreement”) and similar investment advisory agreements with EVM or the Adviser relating to other registered investment companies within the Eaton Vance family of funds (the “Eaton Vance Funds”).

34

Eaton Vance

Greater India Fund

December 31, 2016

Board of Trustees’ Contract Approval — continued

The information that the Board considered at the Meetings and/or in connection with the annual contract renewal process included, among other things, the following:

Information about Fees, Performance and Expenses

•	Information comparing the advisory and related fees paid and payable by the Fund, before and after giving effect to the advisory fee reductions described below, with fees paid by comparable funds;

•

Information comparing the total expense ratio of the Fund and its components, under the Current Advisory Agreement and on a pro forma basis after giving effect to the advisory fee reductions, to the total expense ratio and components of comparable funds;

•	A report from an independent data provider comparing the investment performance of the Fund to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance of the Fund in comparison to the current and proposed benchmark indices and customized groups of peer funds identified by Eaton Vance in consultation with the Board;

•	Information regarding investment performance of other relevant accounts managed by GSAMI;

•

Profitability analyses for Eaton Vance with respect to the Fund for the prior year under the Current Advisory Agreement and information regarding the projected profitability of GSAMI in connection with its appointment as sub-adviser;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance and to be provided by GSAMI, including the investment strategies and processes they employ;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance and GSAMI as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of the Fund, including information relating to anticipated portfolio turnover in connection with the appointment of GSAMI as sub-adviser to the Portfolio;

Information about Eaton Vance and GSAMI

•	Reports detailing the financial results and condition of Eaton Vance and GSAMI;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of the Adviser and GSAMI and their relevant affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and GSAMI (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and GSAMI and their relevant affiliates;

•	A description of Eaton Vance’s procedures for overseeing third party sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance; and

•	The terms of the Proposed Agreements.

In connection with its consideration of the Proposed Agreements, the Contract Review Committee and its working group were assisted by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each of the Proposed Agreements and the weight to be given to each such factor. The conclusions reached with respect to each Proposed Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Proposed Agreement. In evaluating each Proposed Agreement, including the specific fee structures and other terms, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the various advisers and sub-advisers of the Eaton Vance Funds.

35

Eaton Vance

Greater India Fund

December 31, 2016

Board of Trustees’ Contract Approval — continued

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that approval of the Proposed Agreements, including the fee structure of each Proposed Agreement, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the Proposed Agreements. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the Proposed Agreements. Accordingly, at the meeting of the Board held on August 9 and 10, 2016, (i) the Board of the Portfolio, including a majority of the Independent Trustees, voted to approve the Portfolio GSAMI Agreement and (ii) the Board of the Trust, including a majority of the Independent Trustees, voted to approve the BMR Agreement and the Fund GSAMI Agreement and to recommend to shareholders of the Fund approval of the Proposed Agreements. In addition, the Board of the Portfolio, including a majority of the Independent Trustees, voted to approve the Interim Sub-Advisory Agreement based on its consideration of the same information and factors described herein with respect to its approval of the Portfolio GSAMI Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Proposed Agreements, the Board evaluated the nature, extent and quality of services to be provided by the Adviser and GSAMI under the Proposed Agreements. In connection with this review, the Board considered information provided by Eaton Vance regarding its experience with and knowledge of the investment personnel and operations of GSAMI.

The Board considered the Adviser’s and GSAMI’s management capabilities and investment process with respect to the types of investments in which the Portfolio invests, including certain anticipated changes to be implemented in connection with the appointment of GSAMI as sub-adviser, including a proposed change of the Portfolio from a “diversified” fund to “non-diversified” fund. The Board also considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services under the Proposed Agreements.

With respect to the Adviser, the Board considered information regarding Eaton Vance’s procedures for overseeing third party sub-advisers generally, including with respect to regulatory and compliance issues, investment management and other matters. The Board also considered the Adviser’s responsibilities and capabilities in overseeing the activities of GSAMI under the BMR Agreement. The Board took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of Eaton Vance and other factors, such as the reputation and resources of Eaton Vance to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

With respect to GSAMI, the Board took into account the resources available to GSAMI in fulfilling its duties under the Proposed GSAMI Agreements and GSAMI’s experience and performance in managing accounts and sleeves of accounts using strategies similar to the Portfolio. The Board also considered the potential benefits of having portfolio management services involving equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region.

The Board considered the compliance programs of the Adviser, GSAMI and their relevant affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities, as well as the due diligence performed by Eaton Vance with respect to the compliance programs of GSAMI and its relevant affiliates. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and GSAMI, taken as a whole, are appropriate and consistent with the terms of the Proposed Agreements.

Fund Performance

In considering the Proposed GSAMI Agreements, the Board considered information regarding the performance of GSAMI in managing strategies similar to that employed by the Portfolio. The Board noted that such performance compared favorably with the performance of the Fund and relevant benchmark indices during all relevant time periods.

36

Eaton Vance

Greater India Fund

December 31, 2016

Board of Trustees’ Contract Approval — continued

In considering the BMR Agreement, the Board reviewed information regarding the historical performance of the Fund, recognizing that the Adviser, in its capacity as the adviser of the Portfolio under the Current Advisory Agreement, has been indirectly responsible for the performance of the Fund through its oversight of the Prior Sub-Adviser. The Board noted that, although the Fund had outperformed its benchmark index during the most recent one-, three- and five-year periods ended May 31, 2016, the Fund had underperformed relative to its peer funds for the same time periods. The Board concluded that, in recommending the appointment of GSAMI as the new sub-adviser of the Portfolio, the Adviser had taken appropriate actions to address the Fund’s performance.

On the basis of the foregoing and other relevant information provided by Eaton Vance and GSAMI, the Board concluded that the Adviser and GSAMI can be expected to bring appropriate resources to bear in pursuing satisfactory performance for the Portfolio and the Fund under the Proposed Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”) under the Proposed Agreements. As part of its review, the Board considered the Fund’s management fees and total expense ratio, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered that, effective September 15, 2016, the Adviser had contractually agreed to reduce the advisory fee payable to it by 25 basis points and noted that this reduction cannot be terminated without the approval of a majority of the holders of interests in the Portfolio. The Board also considered that, under the Proposed GSAMI Agreements, the Adviser will pay GSAMI a fee that is lower than the fee previously paid under the Prior Sub-Advisory Agreement.

The Board noted that under the terms of the BMR Agreement, assets of the Fund may be invested directly in securities, for which the Adviser would receive a fee, or in the Portfolio, for which the Adviser receives no separate fee from the Fund but for which it receives an advisory fee from the Portfolio. The Board noted that GSAMI, which is paid by the Adviser under the Fund GSAMI Agreement, similarly would receive a fee from the Adviser for assets of the Fund invested directly in securities but would not receive a fee for assets of the Fund invested in the Portfolio.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and GSAMI, the Board concluded that the management fees to be charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

In connection with its review of the BMR Agreement, the Board of the Trust considered the level of profits realized by Eaton Vance with respect to the Fund in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments expected to be made by Eaton Vance to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by Eaton Vance in connection with its relationships with the Fund, including the benefits of research services that may be available to Eaton Vance as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive. In connection with the consideration of the Proposed GSAMI Agreements, the Board concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, GSAMI’s expected profitability was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund and the Portfolio to share in the benefits from any economies of scale in the future.

37

Eaton Vance

Greater India Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Greater India Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

38

Eaton Vance

Greater India Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

39

Eaton Vance

Greater India Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Edward J. Perkin 1972	President of the Portfolio	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of Eaton Vance Greater India

Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Eaton Vance Greater Inda Fund and

Greater India Portfolio

Goldman Sachs Asset Management International

Christchurch Court

10 -15 Newgate Street

London, England EC1A 7HD

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142    12.31.16

Eaton Vance

Growth Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18 and 30

Federal Tax Information	19

Management and Organization	31

Important Notices	34

Eaton Vance

Growth Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets rose in the 12-month period ended December 31, 2016, as the nation’s economy continued to strengthen and the outcome of the U.S. presidential election gave stocks a late-period boost.

U.S. stocks as well as international markets opened the period on the downside amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. The pullback began in early January 2016 and continued into mid-February, when stocks turned around and soon overcame the earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

In June 2016, U.S. stocks plunged along with international markets following Britain’s “Brexit” vote to leave the European Union. However, equity markets, led by the U.S., quickly rallied from the two-day tailspin and recovered the lost ground. Helped by stronger U.S. economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

U.S. equity markets retreated in late August 2016 amid falling oil prices and fears about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, stocks rallied sharply following the victory of Donald Trump in the U.S. presidential election. The broad-based “Trump Bump” was led by financial stocks as well as the aerospace & defense industry. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average2 advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 11.96%. The technology-laden NASDAQ Composite Index delivered an 8.87% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index outperformed their large-cap counterparts, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the fiscal year ending December 31, 2016, Eaton Vance Growth Fund (the Fund) had a total return of 2.32% for Class A shares at net asset value (NAV). By comparison,

the Fund’s benchmark, the Russell 1000® Growth Index (the Index), returned 7.08% during the period.

The Fund underperformed the Index due largely to stock selection. Sector and industry allocation also detracted from relative Fund performance versus the Index in the 12-month period.

The information technology sector detracted the most from Fund performance relative to the Index due to stock selection. The software and communications equipment industries were notable laggards in the period. The Fund’s worst-performing individual stock was software company Tableau Software, Inc., which faced growing competition in addition to operational issues stemming from a sales force realignment. Social network company Twitter, Inc., in the internet software & services industry, also lagged amid disappointing financial results. Tableau Software and Twitter were sold during the period.

Stock selection in the financials sector hurt relative Fund results versus the Index in the period. Within the sector, the capital markets industry lagged notably in the period. One of the Fund’s worst-performing individual stocks was global investment bank Credit Suisse Group AG ADR. Credit Suisse was sold during the period.

In the health care sector, stock selection along with an overweight position detracted from relative Fund performance versus the Index. Amid calls for drug price controls, the pharmaceuticals and biotechnology industries both lagged in the period. Pharmaceutical company Allergan PLC was among the Fund’s weakest individual stocks.

On the positive side, the energy sector was the Fund’s top-performing sector versus the Index due to stock selection and an overweight position. The Fund’s leading individual stock during the 12-month period was oil & gas driller Devon Energy Corp., which benefited from rising oil prices. The Fund realized profits in the stock during the period and sold the stock by period end.

The Fund’s lack of holdings in the real estate sector also contributed to relative Fund results versus the Index,

as the sector underperformed in the period. Stock selection and an underweight in another lagging sector, consumer discretionary, also boosted Fund performance relative to the Index. Media giant Time Warner, Inc. was among the Fund’s leading individual stocks in the 12-month period after it received an acquisition offer.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

December 31, 2016

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	2.32%	13.78%	6.94%
Class A with 5.75% Maximum Sales Charge	—	—	–3.58	12.44	6.31
Class C at NAV	09/09/2002	09/09/2002	1.57	12.93	6.14
Class C with 1% Maximum Sales Charge	—	—	0.57	12.93	6.14
Class I at NAV	05/03/2007	09/09/2002	2.59	14.07	7.19
Class R at NAV	08/03/2009	09/09/2002	2.03	13.49	6.74
Russell 1000® Growth Index	—	—	7.08%	14.48%	8.33%

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R
Gross		1.12%	1.87%	0.87%	1.37%
Net		1.05	1.80	0.80	1.30

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2006	$18,157	N.A.
Class I	$250,000	12/31/2006	$500,975	N.A.
Class R	$10,000	12/31/2006	$19,215	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Growth Fund

December 31, 2016

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Amazon.com, Inc.	5.4%

Facebook, Inc., Class A	4.8

Alphabet, Inc., Class C	3.9

Celgene Corp.	3.5

Visa, Inc., Class A	3.4

Alphabet, Inc., Class A	3.3

Apple, Inc.	2.6

Biogen, Inc.	2.5

Norfolk Southern Corp.	2.5

Costco Wholesale Corp.	2.4

Total	34.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Growth Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small- cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Growth Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,045.00	$5.40	**	1.05%
Class C	$1,000.00	$1,040.70	$9.23	**	1.80%
Class I	$1,000.00	$1,046.30	$4.11	**	0.80%
Class R	$1,000.00	$1,043.40	$6.68	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.33	**	1.05%
Class C	$1,000.00	$1,016.10	$9.12	**	1.80%
Class I	$1,000.00	$1,021.10	$4.06	**	0.80%
Class R	$1,000.00	$1,018.60	$6.60	**	1.30%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Growth Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investment in Growth Portfolio, at value (identified cost, $218,263,010)	$300,109,687
Receivable for Fund shares sold	492,163
Receivable from affiliate	30,440
Total assets	$300,632,290

Liabilities
Payable for Fund shares redeemed	$888,586
Payable to affiliates:
Distribution and service fees	78,640
Trustees’ fees	125
Accrued expenses	121,041
Total liabilities	$1,088,392
Net Assets	$299,543,898

Sources of Net Assets
Paid-in capital	$228,632,673
Accumulated net realized loss from Portfolio	(11,398,412)
Accumulated undistributed net investment income	462,960
Net unrealized appreciation from Portfolio	81,846,677
Total	$299,543,898

Class A Shares
Net Assets	$194,018,238
Shares Outstanding	8,701,247
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.30
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$23.66

Class C Shares
Net Assets	$41,272,443
Shares Outstanding	2,126,253
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.41

Class I Shares
Net Assets	$61,035,866
Shares Outstanding	2,671,087
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.85

Class R Shares
Net Assets	$3,217,351
Shares Outstanding	147,033
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends allocated from Portfolio	$3,869,574
Interest allocated from Portfolio	18,113
Securities lending income allocated from Portfolio, net	44,918
Expenses allocated from Portfolio	(2,177,036)
Total investment income from Portfolio	$1,755,569

Expenses
Distribution and service fees
Class A	$511,255
Class C	444,285
Class R	16,966
Trustees’ fees and expenses	500
Custodian fee	25,538
Transfer and dividend disbursing agent fees	378,448
Legal and accounting services	37,973
Printing and postage	39,534
Registration fees	46,500
Miscellaneous	13,654
Total expenses	$1,514,653
Deduct —
Allocation of expenses to affiliate	$243,779
Total expense reductions	$243,779

Net expenses	$1,270,874

Net investment income	$484,695

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$13,231,793
Net realized gain	$13,231,793
Change in unrealized appreciation (depreciation) —
Investments	$(6,878,276)
Foreign currency	(591)
Net change in unrealized appreciation (depreciation)	$(6,878,867)

Net realized and unrealized gain	$6,352,926

Net increase in net assets from operations	$6,837,621

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$484,695	$1,581,203
Net realized gain from investment transactions	13,231,793	20,246,371
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(6,878,867)	(9,040,196)
Net increase in net assets from operations	$6,837,621	$12,787,378
Distributions to shareholders —
From net investment income
Class A	$(812,306)	$—
Class I	(337,812)	—
Class R	(815)	—
From net realized gain
Class A	(3,261,590)	(8,962,279)
Class C	(805,648)	(2,375,838)
Class I	(852,989)	(2,405,188)
Class R	(49,035)	(167,017)
Total distributions to shareholders	$(6,120,195)	$(13,910,322)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,900,559	$31,844,919
Class C	4,277,357	7,814,100
Class I	18,770,246	17,718,652
Class R	626,972	1,839,902
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,763,727	8,238,828
Class C	684,919	2,012,430
Class I	986,742	2,016,358
Class R	31,537	132,976
Cost of shares redeemed
Class A	(44,640,211)	(34,898,767)
Class C	(11,742,357)	(11,234,466)
Class I	(17,578,931)	(12,987,942)
Class R	(1,605,644)	(781,226)
Issued in connection with tax-free reorganization (see Note 8)
Class A	—	121,709,581
Class C	—	19,530,177
Class I	—	19,536,315
Net increase (decrease) in net assets from Fund share transactions	$(26,525,084)	$172,491,837

Net increase (decrease) in net assets	$(25,807,658)	$171,368,893

Net Assets
At beginning of year	$325,351,556	$153,982,663
At end of year	$299,543,898	$325,351,556

Accumulated undistributed net investment income included in net assets
At end of year	$462,960	$1,283,364

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$22.230	$21.670	$20.920		$17.540	$15.730

Income (Loss) From Operations
Net investment income (loss)(1)	$0.047	$0.140	$(0.000	)(2)	$0.012	$0.002
Net realized and unrealized gain	0.451	1.387	2.889		6.069	1.992

Total income from operations	$0.498	$1.527	$2.889		$6.081	$1.994

Less Distributions
From net investment income	$(0.085)	$—	$—		$(0.001)	$—
From net realized gain	(0.343)	(0.967)	(2.139)		(2.700)	(0.184)

Total distributions	$(0.428)	$(0.967)	$(2.139)		$(2.701)	$(0.184)

Net asset value — End of year	$22.300	$22.230	$21.670		$20.920	$17.540

Total Return(3)(4)	2.32%	7.04%	14.23%		35.35%	12.66%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$194,018	$214,135	$88,448		$89,426	$86,843
Ratios (as a percentage of average daily net assets):(5)
Expenses(4)(6)	1.05%	1.05%	1.15%		1.25%	1.25%
Net investment income (loss)	0.22%	0.62%	(0.00	)%(7)	0.06%	0.01%
Portfolio Turnover of the Portfolio	60%	55%	38%		42%	40%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.12%, 0.10% and 0.13% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Amount is less than (0.005)%.

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2016

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$19.460	$19.230	$18.920	$16.190	$14.630

Income (Loss) From Operations
Net investment loss(1)	$(0.101)	$(0.025)	$(0.149)	$(0.127)	$(0.118)
Net realized and unrealized gain	0.394	1.222	2.598	5.558	1.862

Total income from operations	$0.293	$1.197	$2.449	$5.431	$1.744

Less Distributions
From net investment income	$—	$—	$—	$(0.001)	$—
From net realized gain	(0.343)	(0.967)	(2.139)	(2.700)	(0.184)

Total distributions	$(0.343)	$(0.967)	$(2.139)	$(2.701)	$(0.184)

Net asset value — End of year	$19.410	$19.460	$19.230	$18.920	$16.190

Total Return(2)(3)	1.57%	6.20%	13.41%	34.27%	11.91%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$41,272	$48,285	$30,552	$29,318	$22,422
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	1.80%	1.80%	1.90%	2.00%	2.00%
Net investment loss	(0.53)%	(0.13)%	(0.75)%	(0.68)%	(0.74)%
Portfolio Turnover of the Portfolio	60%	55%	38%	42%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.12%, 0.10% and 0.13% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$22.760	$22.120	$21.250	$17.750	$15.910

Income (Loss) From Operations
Net investment income(1)	$0.108	$0.192	$0.056	$0.063	$0.050
Net realized and unrealized gain	0.461	1.415	2.953	6.138	2.012

Total income from operations	$0.569	$1.607	$3.009	$6.201	$2.062

Less Distributions
From net investment income	$(0.136)	$—	$—	$(0.001)	$(0.038)
From net realized gain	(0.343)	(0.967)	(2.139)	(2.700)	(0.184)

Total distributions	$(0.479)	$(0.967)	$(2.139)	$(2.701)	$(0.222)

Net asset value — End of year	$22.850	$22.760	$22.120	$21.250	$17.750

Total Return(2)(3)	2.59%	7.26%	14.58%	35.61%	13.01%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$61,036	$58,746	$32,051	$28,336	$29,920
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	0.80%	0.80%	0.90%	1.00%	1.00%
Net investment income	0.48%	0.84%	0.25%	0.31%	0.29%
Portfolio Turnover of the Portfolio	60%	55%	38%	42%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.12%, 0.10% and 0.13% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2016

Financial Highlights — continued

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$21.800	$21.320	$20.660	$17.400	$15.640

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.010)	$0.059	$(0.052)	$(0.037)	$(0.038)
Net realized and unrealized gain	0.439	1.388	2.851	5.998	1.982

Total income from operations	$0.429	$1.447	$2.799	$5.961	$1.944

Less Distributions
From net investment income	$(0.006)	$—	$—	$(0.001)	$—
From net realized gain	(0.343)	(0.967)	(2.139)	(2.700)	(0.184)

Total distributions	$(0.349)	$(0.967)	$(2.139)	$(2.701)	$(0.184)

Net asset value — End of year	$21.880	$21.800	$21.320	$20.660	$17.400

Total Return(2)(3)	2.03%	6.77%	13.98%	34.94%	12.42%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,217	$4,186	$2,932	$2,417	$1,729
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	1.30%	1.30%	1.40%	1.50%	1.50%
Net investment income (loss)	(0.05)%	0.27%	(0.24)%	(0.18)%	(0.22)%
Portfolio Turnover of the Portfolio	60%	55%	38%	42%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.12%, 0.10% and 0.13% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

14

Eaton Vance

Growth Fund

December 31, 2016

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$1,151,841	$592,981
Long-term capital gains	$4,968,354	$13,317,341

During the year ended December 31, 2016, accumulated net realized loss was increased by $150,798, accumulated undistributed net investment income was decreased by $154,166 and paid-in capital was increased by $304,964 due to dividend redesignations and differences between book and tax accounting for the Fund’s investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$462,960
Capital loss carryforwards	$(11,371,348)
Net unrealized appreciation	$81,819,613

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to the Fund’s investment in the Portfolio.

At December 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $11,371,348 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

During the year ended December 31, 2016, capital loss carryforwards of $13,431,115 were utilized to offset net realized gains by the Fund.

The capital loss carryforwards of $11,371,348 are available to the Fund as a result of the reorganization on February 27, 2015 (see Note 8). Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, EVM was allocated $243,779 of the Fund’s operating expenses for the year ended December 31, 2016. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $45,431 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $29,400 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

15

Eaton Vance

Growth Fund

December 31, 2016

Notes to Financial Statements — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $511,255 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2016, the Fund paid or accrued to EVD $333,214 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2016, the Fund paid or accrued to EVD $8,483 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2016 amounted to $111,071 and $8,483 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2016, the Fund was informed that EVD received approximately $8,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the year ended December 31, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $11,816,465 and $44,801,184, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	933,592	1,422,012
Issued to shareholders electing to receive payments of distributions in Fund shares	175,793	366,224
Redemptions	(2,041,500)	(1,564,572)
Issued in connection with tax-free reorganization (see Note 8)	—	5,329,047

Net increase (decrease)	(932,115)	5,552,711

	Year Ended December 31,
Class C	2016	2015

Sales	226,588	397,265
Issued to shareholders electing to receive payments of distributions in Fund shares	36,588	101,683
Redemptions	(617,599)	(571,703)
Issued in connection with tax-free reorganization (see Note 8)	—	964,872

Net increase (decrease)	(354,423)	892,117

16

Eaton Vance

Growth Fund

December 31, 2016

Notes to Financial Statements — continued

	Year Ended December 31,
Class I	2016	2015

Sales	834,782	779,018
Issued to shareholders electing to receive payments of distributions in Fund shares	45,036	87,649
Redemptions	(789,435)	(572,642)
Issued in connection with tax-free reorganization (see Note 8)	—	837,800

Net increase	90,383	1,131,825

	Year Ended December 31,
Class R	2016	2015

Sales	29,986	84,165
Issued to shareholders electing to receive payments of distributions in Fund shares	1,499	6,020
Redemptions	(76,527)	(35,616)

Net increase (decrease)	(45,042)	54,569

8  Reorganization

As of the close of business on February 27, 2015, the Fund acquired the net assets of Eaton Vance Multi-Cap Growth Fund (Multi-Cap Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Multi-Cap Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 5,329,047 shares of Class A of the Fund (valued at $121,709,581) for the 8,979,448 shares of Class A and the 383,697 shares of Class B of Multi-Cap Growth Fund, 964,872 shares of Class C of the Fund (valued at $19,530,177) for the 1,598,091 shares of Class C of Multi-Cap Growth Fund, and 837,800 shares of Class I of the Fund (valued at $19,536,315) for the 1,489,282 shares of Class I of Multi-Cap Growth Fund, each outstanding on February 27, 2015. The investment portfolio of Multi-Cap Growth Fund, with a fair value of $157,598,235 and identified cost of $112,810,652, was the principal asset acquired by the Fund. Such securities acquired were then contributed by the Fund to Growth Portfolio for an interest therein. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Multi-Cap Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $163,094,679. The net assets of Multi-Cap Growth Fund at that date of $160,776,073, including $33,280,337 of accumulated net realized losses, $142,036 of accumulated net investment losses and $44,790,961 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $323,870,752.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended December 31, 2015 are as follows:

Net investment income	$1,436,801
Net realized gain	$28,315,623
Net increase in net assets from operations	$21,650,553

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Multi-Cap Growth Fund since February 27, 2015 through the period ended December 31, 2015.

17

Eaton Vance

Growth Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Growth Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 17, 2017

18

Eaton Vance

Growth Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended December 31, 2016, the Fund designates approximately $3,743,068, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

19

Growth Portfolio

December 31, 2016

Portfolio of Investments

Common Stocks — 97.4%

Security	Shares	Value

Aerospace & Defense — 2.2%
Raytheon Co.	46,130	$6,550,460

		$6,550,460

Banks — 2.2%
JPMorgan Chase & Co.	39,266	$3,388,263
Wells Fargo & Co.	55,767	3,073,320

		$6,461,583

Beverages — 2.1%
Constellation Brands, Inc., Class A	24,507	$3,757,168
PepsiCo, Inc.	23,359	2,444,052

		$6,201,220

Biotechnology — 8.6%
Alexion Pharmaceuticals, Inc.(1)	36,310	$4,442,529
Biogen, Inc.(1)	26,087	7,397,751
Celgene Corp.(1)	89,634	10,375,135
Incyte Corp.(1)	36,469	3,656,747

		$25,872,162

Building Products — 1.5%
Johnson Controls International PLC	106,823	$4,400,039

		$4,400,039

Capital Markets — 2.5%
CBOE Holdings, Inc.	23,471	$1,734,272
Charles Schwab Corp. (The)	105,496	4,163,927
S&P Global, Inc.	14,954	1,608,153

		$7,506,352

Chemicals — 3.6%
Ecolab, Inc.	52,330	$6,134,123
Monsanto Co.	11,700	1,230,957
RPM International, Inc.	62,411	3,359,584

		$10,724,664

Communications Equipment — 1.5%
Palo Alto Networks, Inc.(1)(2)	37,096	$4,638,855

		$4,638,855

Security	Shares	Value

Distributors — 2.1%
LKQ Corp.(1)	207,129	$6,348,504

		$6,348,504

Energy Equipment & Services — 0.8%
Halliburton Co.	45,557	$2,464,178

		$2,464,178

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	44,420	$7,112,086
Sprouts Farmers Market, Inc.(1)(2)	150,120	2,840,271

		$9,952,357

Food Products — 3.8%
Blue Buffalo Pet Products, Inc.(1)	197,623	$4,750,857
Pinnacle Foods, Inc.	124,123	6,634,374

		$11,385,231

Health Care Equipment & Supplies — 1.2%
Hologic, Inc.(1)	56,088	$2,250,250
Medtronic PLC	20,808	1,482,154

		$3,732,404

Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	76,409	$4,242,228

		$4,242,228

Household Durables — 2.1%
Newell Brands, Inc.	140,582	$6,276,986

		$6,276,986

Internet & Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)	21,546	$16,156,699
Priceline Group, Inc. (The)(1)	1,633	2,394,076

		$18,550,775

Internet Software & Services — 13.6%
Alphabet, Inc., Class A(1)	12,650	$10,024,492
Alphabet, Inc., Class C(1)	15,073	11,633,643
Facebook, Inc., Class A(1)	125,094	14,392,065
GoDaddy, Inc., Class A(1)(2)	136,647	4,775,813

		$40,826,013

20	See Notes to Financial Statements.

Growth Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

IT Services — 3.4%
Visa, Inc., Class A(2)	132,556	$10,342,019

		$10,342,019

Machinery — 1.5%
Dover Corp.	60,493	$4,532,741

		$4,532,741

Media — 2.8%
Time Warner, Inc.	34,677	$3,347,371
Walt Disney Co. (The)(2)	47,271	4,926,583

		$8,273,954

Multiline Retail — 1.0%
Macy’s, Inc.	84,661	$3,031,710

		$3,031,710

Oil, Gas & Consumable Fuels — 1.3%
Anadarko Petroleum Corp.	35,280	$2,460,074
EOG Resources, Inc.	14,466	1,462,513

		$3,922,587

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	17,570	$1,343,929

		$1,343,929

Pharmaceuticals — 6.2%
Allergan PLC(1)	23,782	$4,994,458
Bristol-Myers Squibb Co.	40,177	2,347,944
Eli Lilly & Co.	26,375	1,939,881
Johnson & Johnson	26,528	3,056,291
Zoetis, Inc.	120,002	6,423,707

		$18,762,281

Road & Rail — 3.7%
Norfolk Southern Corp.	68,402	$7,392,204
Union Pacific Corp.	34,837	3,611,900

		$11,004,104

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Ltd.	39,875	$7,048,704
NXP Semiconductors NV(1)	24,686	2,419,475
Texas Instruments, Inc.	54,404	3,969,860

		$13,438,039

Security	Shares	Value

Software — 7.6%
Adobe Systems, Inc.(1)	29,845	$3,072,543
FireEye, Inc.(1)(2)	296,982	3,534,086
Intuit, Inc.	26,280	3,011,951
Microsoft Corp.	104,401	6,487,478
salesforce.com, inc.(1)	97,896	6,701,960

		$22,808,018

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	14,686	$2,483,696
Home Depot, Inc. (The)	17,954	2,407,272
Lowe’s Cos., Inc.	29,028	2,064,472

		$6,955,440

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	66,205	$7,667,863

		$7,667,863

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	54,967	$2,793,973

		$2,793,973

Trading Companies & Distributors — 0.5%
NOW, Inc.(1)	70,604	$1,445,264

		$1,445,264

Total Common Stocks (identified cost $204,657,904)		$292,455,933

Short-Term Investments — 3.9%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(3)	7,484,779	$7,485,527
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,119,283	4,119,283

Total Short-Term Investments (identified cost $11,605,559)		$11,604,810

Total Investments — 101.3% (identified cost $216,263,463)		$304,060,743

Other Assets, Less Liabilities — (1.3)%		$(3,951,023)

Net Assets — 100.0%		$300,109,720

21	See Notes to Financial Statements.

Growth Portfolio

December 31, 2016

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at December 31, 2016.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

(4)	Represents investment of cash collateral received in connection with securities lending.

22	See Notes to Financial Statements.

Growth Portfolio

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value including $24,057,293 of securities on loan (identified cost, $208,777,187)	$296,575,216
Affiliated investment, at value (identified cost, $7,486,276)	7,485,527
Dividends receivable	237,618
Dividends receivable from affiliated investment	4,901
Securities lending income receivable	11,850
Tax reclaims receivable	158,227
Total assets	$304,473,339

Liabilities
Collateral for securities loaned	$4,119,283
Payable to affiliates:
Investment adviser fee	167,444
Trustees’ fees	4,140
Accrued expenses	72,752
Total liabilities	$4,363,619
Net Assets applicable to investors’ interest in Portfolio	$300,109,720

Sources of Net Assets
Investors’ capital	$212,309,900
Net unrealized appreciation	87,799,820
Total	$300,109,720

23	See Notes to Financial Statements.

Growth Portfolio

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends	$3,862,825
Securities lending income, net	44,918
Interest allocated from/dividends from affiliated investment	24,863
Expenses allocated from affiliated investment	(541)
Total investment income	$3,932,065

Expenses
Investment adviser fee	$2,013,709
Trustees’ fees and expenses	16,876
Custodian fee	87,683
Legal and accounting services	45,551
Miscellaneous	12,676
Total expenses	$2,176,495

Net investment income	$1,755,570

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,231,356
Investment transactions in/allocated from affiliated investment	437
Net realized gain	$13,231,793
Change in unrealized appreciation (depreciation) —
Investments	$(6,877,546)
Investments — affiliated investment	(749)
Foreign currency	(592)
Net change in unrealized appreciation (depreciation)	$(6,878,887)

Net realized and unrealized gain	$6,352,906

Net increase in net assets from operations	$8,108,476

24	See Notes to Financial Statements.

Growth Portfolio

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$1,755,570	$2,823,079
Net realized gain from investment transactions	13,231,793	20,246,986
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(6,878,887)	(9,040,797)
Net increase in net assets from operations	$8,108,476	$14,029,268
Capital transactions —
Contributions	$11,816,465	$181,081,174
Withdrawals	(44,801,381)	(23,986,648)
Net increase (decrease) in net assets from capital transactions	$(32,984,916)	$157,094,526

Net increase (decrease) in net assets	$(24,876,440)	$171,123,794

Net Assets
At beginning of year	$324,986,160	$153,862,366
At end of year	$300,109,720	$324,986,160

25	See Notes to Financial Statements.

Growth Portfolio

December 31, 2016

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70%	0.70%	0.72%	0.73%	0.73%
Net investment income	0.57%	0.96%	0.43%	0.58%	0.54%
Portfolio Turnover	60%	55%	38%	42%	40%

Total Return	2.67%	7.41%	14.73%	36.04%	13.25%

Net assets, end of year (000’s omitted)	$300,110	$324,986	$153,862	$159,965	$158,059

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Growth Portfolio

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2016, Eaton Vance Growth Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Growth Portfolio

December 31, 2016

Notes to Financial Statements — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended December 31, 2016, the Portfolio’s investment adviser fee amounted to $2,013,709 or 0.65% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the year ended December 31, 2016, BMR reimbursed the Portfolio $98,129 for a trading error. The effect of the loss incurred and the reimbursement by BMR of such amount had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $183,213,397 and $215,327,781, respectively, for the year ended December 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$216,445,235

Gross unrealized appreciation	$91,601,655
Gross unrealized depreciation	(3,986,147)

Net unrealized appreciation	$87,615,508

The net unrealized appreciation on foreign currency transactions at December 31, 2016 on a federal income tax basis was $2,540.

28

Growth Portfolio

December 31, 2016

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (formerly, State Street Navigator Securities Lending Prime Portfolio), a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2016, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $24,057,293 and $24,602,664, respectively. Collateral received included cash of $4,119,283 and non-cash U.S. Government securities of $20,483,381. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at December 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at December 31, 2016.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$292,455,933	*	$—	$—	$292,455,933
Short-Term Investments	4,119,283		7,485,527	—	11,604,810

Total Investments	$296,575,216		$7,485,527	$—	$304,060,743

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

29

Growth Portfolio

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 17, 2017

30

Eaton Vance

Growth Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

31

Eaton Vance

Growth Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

32

Eaton Vance

Growth Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Edward J. Perkin 1972	President of the Portfolio	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1559    12.31.16

Eaton Vance

Large-Cap Value Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Large-Cap Value Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19 and 32

Federal Tax Information	20

Management and Organization	33

Important Notices	36

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets rose in the 12-month period ended December 31, 2016, as the nation’s economy continued to strengthen and the outcome of the U.S. presidential election gave stocks a late-period boost.

U.S. stocks as well as international markets opened the period on the downside amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. The pullback began in early January 2016 and continued into mid-February, when stocks turned around and soon overcame the earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

In June 2016, U.S. stocks plunged along with international markets following Britain’s “Brexit” vote to leave the European Union. However, equity markets, led by the U.S., quickly rallied from the two-day tailspin and recovered the lost ground. Helped by stronger U.S. economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

U.S. equity markets retreated in late August 2016 amid falling oil prices and fears about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, stocks rallied sharply following the victory of Donald Trump in the U.S. presidential election. The broad-based “Trump Bump” was led by financial stocks as well as the aerospace & defense industry. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average2 advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 11.96%. The technology-laden NASDAQ Composite Index delivered an 8.87% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index outperformed their large-cap counterparts, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the 12-month period ended December 31, 2016, Eaton Vance Large-Cap Value Fund (the Fund) had a total return of 9.56% for Class A shares at net asset value (NAV), underperforming the Fund’s benchmark, the Russell 1000® Value Index (the Index), which returned 17.34% for the same period.

Stock selection and an underweight in the financials sector, stock selection and an overweight in the health care sector, and stock selection in the information technology (IT) sector all detracted from Fund performance relative to the Index. Within financials, the Fund’s out-of-Index holding in Credit Suisse’s securities trading business declined in value as a result of the low interest-rate environment and concerns about its financial strength. Also in financials, the Fund’s overweight position, relative to the index, in Invesco, Ltd. declined in price amid earnings weakness.

The Fund’s out-of-Index holding in Teva Pharmaceutical Industries, Ltd. ADR and overweight position in drug maker Allergan PLC detracted from Fund performance versus the Index in the health care sector.

Within IT, the Fund’s out-of-Index position in Alphabet, Inc., parent company of Google, detracted from relative Fund performance. Alphabet’s stock underperformed the Index on concerns the company’s growth rate was moderating, as well as a general post-election market rotation that hurt technology stocks and favored the energy, industrials and financials sectors.

In contrast, underweighting the consumer discretionary and telecommunication services sectors aided Fund performance versus the Index. In consumer discretionary, avoiding auto makers Ford Motor Co. and General Motors Co., two Index components that performed poorly during the period, contributed to Fund performance versus the Index. Both stocks were hurt by concerns that sales volumes for the auto industry might have peaked during the period and could decline going forward, especially in a rising interest rate environment. Elsewhere in consumer discretionary, the Fund purchased an out-of-Index holding in apparel maker Michael Kors Holdings, Ltd. after the stock had declined sharply, and then profited when the market’s view appeared to change and the stock price increased. In telecommunication services, the Fund’s overweight position in Verizon Communications, Inc., a dividend-paying stock, outperformed during the period. The Fund sold Invesco, Teva and Michael Kors during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Performance2,3

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	9.56%	12.47%	4.79%
Class A with 5.75% Maximum Sales Charge	—	—	3.25	11.14	4.17
Class C at NAV	11/04/1994	09/23/1931	8.74	11.64	4.00
Class C with 1% Maximum Sales Charge	—	—	7.74	11.64	4.00
Class I at NAV	12/28/2004	09/23/1931	9.80	12.75	5.06
Class R at NAV	02/18/2004	09/23/1931	9.26	12.19	4.52
Class R6 at NAV	07/01/2014	09/23/1931	9.90	12.80	5.08
Russell 1000® Value Index	—	—	17.34%	14.78%	5.72%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I	Class R	Class R6
	1.05%	1.80%	0.80%	1.30%	0.71%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2006	$14,808	N.A.
Class I	$250,000	12/31/2006	$409,598	N.A.
Class R	$10,000	12/31/2006	$15,565	N.A.
Class R6	$1,000,000	12/31/2006	$1,641,960	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Fund Profile5

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)6

JPMorgan Chase & Co.	4.4%

Wells Fargo & Co.	4.2

General Electric Co.	3.6

Verizon Communications, Inc.	3.5

Chevron Corp.	3.4

Johnson & Johnson	3.4

Pfizer, Inc.	2.6

Intel Corp.	2.3

Altria Group, Inc.	2.3

Chubb, Ltd.	2.3

Total	32.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,079.30	$5.49	1.05%
Class C	$1,000.00	$1,075.70	$9.39	1.80%
Class I	$1,000.00	$1,080.50	$4.18	0.80%
Class R	$1,000.00	$1,078.20	$6.79	1.30%
Class R6	$1,000.00	$1,080.90	$3.71	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.33	1.05%
Class C	$1,000.00	$1,016.10	$9.12	1.80%
Class I	$1,000.00	$1,021.10	$4.06	0.80%
Class R	$1,000.00	$1,018.60	$6.60	1.30%
Class R6	$1,000.00	$1,021.60	$3.61	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investment in Large-Cap Value Portfolio, at value (identified cost, $2,570,424,649)	$2,949,115,710
Receivable for Fund shares sold	3,097,212
Total assets	$2,952,212,922

Liabilities
Payable for Fund shares redeemed	$13,630,501
Payable to affiliates:
Distribution and service fees	502,171
Trustees’ fees	125
Accrued expenses	862,598
Total liabilities	$14,995,395
Net Assets	$2,937,217,527

Sources of Net Assets
Paid-in capital	$2,642,625,280
Accumulated net realized loss from Portfolio	(85,128,980)
Accumulated undistributed net investment income	1,030,166
Net unrealized appreciation from Portfolio	378,691,061
Total	$2,937,217,527

Class A Shares
Net Assets	$942,191,767
Shares Outstanding	52,271,366
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.03
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.13

Class C Shares
Net Assets	$300,455,690
Shares Outstanding	16,659,249
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.04

Class I Shares
Net Assets	$1,555,075,215
Shares Outstanding	85,963,005
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.09

Class R Shares
Net Assets	$101,009,802
Shares Outstanding	5,618,514
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.98

Class R6 Shares
Net Assets	$38,485,053
Shares Outstanding	2,125,847
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends allocated from Portfolio (net of foreign taxes, $107,800)	$81,060,164
Interest allocated from Portfolio	183,891
Securities lending income allocated from Portfolio, net	122,960
Expenses allocated from Portfolio	(19,296,365)
Total investment income from Portfolio	$62,070,650

Expenses
Distribution and service fees
Class A	$2,492,461
Class C	3,156,164
Class R	506,522
Trustees’ fees and expenses	500
Custodian fee	60,325
Transfer and dividend disbursing agent fees	3,082,636
Legal and accounting services	91,393
Printing and postage	253,518
Registration fees	92,165
ReFlow liquidity program fees	1,113,597
Miscellaneous	40,538
Total expenses	$10,889,819

Net investment income	$51,180,831

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$69,016,320 (1)
Foreign currency transactions	364,704
Net realized gain	$69,381,024
Change in unrealized appreciation (depreciation) —
Investments	$140,262,257
Foreign currency	(102,833)
Net change in unrealized appreciation (depreciation)	$140,159,424

Net realized and unrealized gain	$209,540,448

Net increase in net assets from operations	$260,721,279

(1)	Includes $98,751,998 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$51,180,831	$50,639,246
Net realized gain from investment and foreign currency transactions	69,381,024 (1)	459,704,481 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	140,159,424	(545,060,412)
Net increase (decrease) in net assets from operations	$260,721,279	$(34,716,685)
Distributions to shareholders —
From net investment income
Class A	$(14,039,899)	$(18,368,024)
Class C	(2,096,597)	(2,620,368)
Class I	(25,584,674)	(29,882,773)
Class R	(1,188,547)	(1,478,717)
Class R6	(596,999)	(603,613)
From net realized gain
Class A	—	(103,593,873)
Class C	—	(31,234,243)
Class I	—	(148,758,180)
Class R	—	(10,033,217)
Class R6	—	(2,877,809)
Total distributions to shareholders	$(43,506,716)	$(349,450,817)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$72,339,670	$112,974,186
Class C	14,124,941	25,240,107
Class I	799,973,948	1,059,267,413
Class R	15,317,597	17,065,459
Class R6	8,904,007	39,204,183
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	12,912,252	112,823,686
Class C	1,618,286	26,043,959
Class I	22,038,265	150,072,313
Class R	1,113,814	10,938,712
Class R6	596,255	3,477,000
Cost of shares redeemed
Class A	(341,314,035)	(450,524,147)
Class C	(83,615,163)	(84,628,281)
Class I	(1,045,866,362)	(1,320,240,668)
Class R	(32,211,966)	(57,009,622)
Class R6	(6,203,845)	(6,786,597)
Net decrease in net assets from Fund share transactions	$(560,272,336)	$(362,082,297)

Net decrease in net assets	$(343,057,773)	$(746,249,799)

Net Assets
At beginning of year	$3,280,275,300	$4,026,525,099
At end of year	$2,937,217,527	$3,280,275,300

Accumulated undistributed net investment income included in net assets
At end of year	$1,030,166	$—

(1)	Includes $98,751,998 of net realized gains from redemptions in-kind.

(2)	Includes $190,345,600 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$16.690	$18.740	$23.910	$19.500	$17.130

Income (Loss) From Operations
Net investment income(1)	$0.279	$0.246	$0.317	$0.267	$0.289
Net realized and unrealized gain (loss)	1.301	(0.456)	2.001	5.402	2.399

Total income (loss) from operations	$1.580	$(0.210)	$2.318	$5.669	$2.688

Less Distributions
From net investment income	$(0.240)	$(0.260)	$(0.320)	$(0.266)	$(0.318)
From net realized gain	—	(1.580)	(7.168)	(0.993)	—

Total distributions	$(0.240)	$(1.840)	$(7.488)	$(1.259)	$(0.318)

Net asset value — End of year	$18.030	$16.690	$18.740	$23.910	$19.500

Total Return(2)	9.56%	(1.08)%	10.96%	29.34%	15.77%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$942,192	$1,127,754	$1,486,142	$2,912,022	$3,327,753
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.06%	1.05%	1.01%	0.99%	0.99%
Net investment income	1.67%	1.33%	1.29%	1.20%	1.56%
Portfolio Turnover of the Portfolio	94%	98%	75%	49%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$16.700	$18.750	$23.920	$19.510	$17.130

Income (Loss) From Operations
Net investment income(1)	$0.154	$0.107	$0.132	$0.100	$0.156
Net realized and unrealized gain (loss)	1.298	(0.453)	1.999	5.401	2.400

Total income (loss) from operations	$1.452	$(0.346)	$2.131	$5.501	$2.556

Less Distributions
From net investment income	$(0.112)	$(0.124)	$(0.133)	$(0.098)	$(0.176)
From net realized gain	—	(1.580)	(7.168)	(0.993)	—

Total distributions	$(0.112)	$(1.704)	$(7.301)	$(1.091)	$(0.176)

Net asset value — End of year	$18.040	$16.700	$18.750	$23.920	$19.510

Total Return(2)	8.74%	(1.82)%	10.12%	28.37%	14.96%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$300,456	$345,531	$419,453	$454,829	$420,095
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.81%	1.80%	1.76%	1.74%	1.74%
Net investment income	0.92%	0.58%	0.54%	0.45%	0.83%
Portfolio Turnover of the Portfolio	94%	98%	75%	49%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$16.750	$18.800	$23.970	$19.550	$17.170

Income (Loss) From Operations
Net investment income(1)	$0.323	$0.293	$0.383	$0.326	$0.340
Net realized and unrealized gain (loss)	1.300	(0.458)	2.002	5.411	2.408

Total income (loss) from operations	$1.623	$(0.165)	$2.385	$5.737	$2.748

Less Distributions
From net investment income	$(0.283)	$(0.305)	$(0.387)	$(0.324)	$(0.368)
From net realized gain	—	(1.580)	(7.168)	(0.993)	—

Total distributions	$(0.283)	$(1.885)	$(7.555)	$(1.317)	$(0.368)

Net asset value — End of year	$18.090	$16.750	$18.800	$23.970	$19.550

Total Return(2)	9.80%	(0.83)%	11.22%	29.65%	16.10%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,555,075	$1,664,998	$1,969,601	$2,892,359	$3,186,538
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	0.81%	0.80%	0.76%	0.74%	0.74%
Net investment income	1.92%	1.58%	1.55%	1.46%	1.82%
Portfolio Turnover of the Portfolio	94%	98%	75%	49%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Financial Highlights — continued

	Class R
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$16.650	$18.690	$23.870	$19.470	$17.100

Income (Loss) From Operations
Net investment income(1)	$0.237	$0.199	$0.255	$0.212	$0.245
Net realized and unrealized gain (loss)	1.292	(0.445)	1.993	5.391	2.395

Total income (loss) from operations	$1.529	$(0.246)	$2.248	$5.603	$2.640

Less Distributions
From net investment income	$(0.199)	$(0.214)	$(0.260)	$(0.210)	$(0.270)
From net realized gain	—	(1.580)	(7.168)	(0.993)	—

Total distributions	$(0.199)	$(1.794)	$(7.428)	$(1.203)	$(0.270)

Net asset value — End of year	$17.980	$16.650	$18.690	$23.870	$19.470

Total Return(2)	9.26%	(1.33)%	10.71%	29.01%	15.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$101,010	$109,468	$151,329	$162,242	$181,565
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.31%	1.30%	1.26%	1.24%	1.24%
Net investment income	1.42%	1.08%	1.04%	0.95%	1.32%
Portfolio Turnover of the Portfolio	94%	98%	75%	49%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Financial Highlights — continued

	Class R6
	Year Ended December 31,		Period Ended December 31, 2014(1)
	2016	2015
Net asset value — Beginning of period	$16.760	$18.810	$25.890

Income (Loss) From Operations
Net investment income(2)	$0.339	$0.321	$0.194
Net realized and unrealized gain (loss)	1.301	(0.469)	0.089

Total income (loss) from operations	$1.640	$(0.148)	$0.283

Less Distributions
From net investment income	$(0.300)	$(0.322)	$(0.195)
From net realized gain	—	(1.580)	(7.168)

Total distributions	$(0.300)	$(1.902)	$(7.363)

Net asset value — End of period	$18.100	$16.760	$18.810

Total Return(3)	9.90%	(0.79)%	2.28	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,485	$32,525	$1
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.71%	0.71%	0.65	%(7)
Net investment income	2.01%	1.73%	1.54	%(7)
Portfolio Turnover of the Portfolio	94%	98%	75	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the Portfolio’s year ended December 31, 2014.

14	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings

15

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Notes to Financial Statements — continued

and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$43,506,716	$63,430,845
Long-term capital gains	$—	$286,019,972

During the year ended December 31, 2016, accumulated net realized gain was decreased by $117,465,783, accumulated undistributed net investment income was decreased by $6,643,949 and paid-in capital was increased by $124,109,732 due to differences between book and tax accounting, primarily for the Fund’s investment in the Portfolio and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,030,166
Deferred capital losses	$(52,442,242)
Net unrealized appreciation	$346,004,323

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to the Fund’s investment in the Portfolio.

At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $52,442,242 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $52,442,242 are short-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $76,455 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $32,228 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $2,492,461 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for

16

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Notes to Financial Statements — continued

providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2016, the Fund paid or accrued to EVD $2,367,123 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2016, the Fund paid or accrued to EVD $253,261 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2016 amounted to $789,041 and $253,261 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2016, the Fund was informed that EVD received approximately $7,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the year ended December 31, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $26,154,091 and $650,945,353, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $552,060,834.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	4,341,764	6,190,203
Issued to shareholders electing to receive payments of distributions in Fund shares	762,382	6,598,562
Redemptions	(20,399,369)	(24,536,130)

Net decrease	(15,295,223)	(11,747,365)

	Year Ended December 31,
Class C	2016	2015

Sales	851,053	1,401,870
Issued to shareholders electing to receive payments of distributions in Fund shares	95,824	1,527,583
Redemptions	(4,977,084)	(4,613,731)

Net decrease	(4,030,207)	(1,684,278)

17

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Notes to Financial Statements — continued

	Year Ended December 31,
Class I	2016	2015

Sales	47,580,028	57,438,823
Issued to shareholders electing to receive payments of distributions in Fund shares	1,294,081	8,757,714
Redemptions	(62,311,167)	(71,575,486)

Net decrease	(13,437,058)	(5,378,949)

	Year Ended December 31,
Class R	2016	2015

Sales	915,141	930,864
Issued to shareholders electing to receive payments of distributions in Fund shares	65,906	641,400
Redemptions	(1,937,523)	(3,091,990)

Net decrease	(956,476)	(1,519,726)

	Year Ended December 31,
Class R6	2016	2015

Sales	524,365	2,105,128
Issued to shareholders electing to receive payments of distributions in Fund shares	34,900	202,605
Redemptions	(373,764)	(367,441)

Net increase	185,501	1,940,292

18

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Large-Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Large-Cap Value Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Large-Cap Value Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

19

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended December 31, 2016, the Fund designates approximately $62,915,954, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

20

Large-Cap Value Portfolio

December 31, 2016

Portfolio of Investments

Common Stocks — 97.4%

Security	Shares	Value

Aerospace & Defense — 1.2%
United Technologies Corp.	319,640	$35,038,937

		$35,038,937

Air Freight & Logistics — 1.9%
C.H. Robinson Worldwide, Inc.(1)	744,827	$54,566,026

		$54,566,026

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)	1,378,394	$42,551,023

		$42,551,023

Banks — 11.4%
JPMorgan Chase & Co.	1,509,042	$130,215,234
KeyCorp	2,545,159	46,500,055
U.S. Bancorp(1)	725,732	37,280,853
Wells Fargo & Co.	2,222,127	122,461,419

		$336,457,561

Biotechnology — 0.4%
Biogen, Inc.(2)	43,624	$12,370,894

		$12,370,894

Capital Markets — 5.7%
Charles Schwab Corp. (The)	775,186	$30,596,591
Credit Suisse Group AG	1,974,853	28,222,678
E*TRADE Financial Corp.(2)	1,133,387	39,271,860
Goldman Sachs Group, Inc. (The)(1)	188,088	45,037,672
Lazard, Ltd., Class A	639,836	26,290,861

		$169,419,662

Chemicals — 1.3%
PPG Industries, Inc.	409,450	$38,799,482

		$38,799,482

Containers & Packaging — 0.7%
International Paper Co.	381,104	$20,221,378

		$20,221,378

Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	1,913,284	$102,131,100

		$102,131,100

Security	Shares	Value

Electric Utilities — 4.1%
NextEra Energy, Inc.	521,604	$62,310,814
PG&E Corp.	950,429	57,757,570

		$120,068,384

Electrical Equipment — 1.7%
Hubbell, Inc.	419,245	$48,925,891

		$48,925,891

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	292,030	$15,211,843

		$15,211,843

Energy Equipment & Services — 3.7%
Halliburton Co.	800,671	$43,308,294
Oceaneering International, Inc.	727,749	20,529,799
Schlumberger, Ltd.(1)	554,092	46,516,024

		$110,354,117

Equity Real Estate Investment Trusts (REITs) — 5.0%
Equity Residential	591,413	$38,063,341
Federal Realty Investment Trust	250,473	35,594,718
Public Storage	98,480	22,010,280
Simon Property Group, Inc.	286,258	50,859,459

		$146,527,798

Food & Staples Retailing — 1.2%
Kroger Co. (The)	1,005,144	$34,687,519

		$34,687,519

Food Products — 2.1%
General Mills, Inc.	549,554	$33,945,951
Kellogg Co.(1)	376,164	27,727,048

		$61,672,999

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	312,481	$32,248,039

		$32,248,039

Health Care Providers & Services — 0.8%
Aetna, Inc.	186,100	$23,078,261

		$23,078,261

21	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Household Durables — 1.1%
Whirlpool Corp.(1)	186,617	$33,921,372

		$33,921,372

Household Products — 0.9%
Procter & Gamble Co. (The)	327,881	$27,568,234

		$27,568,234

Industrial Conglomerates — 3.6%
General Electric Co.	3,347,459	$105,779,704

		$105,779,704

Insurance — 5.0%
Alleghany Corp.(2)	28,276	$17,195,201
American Financial Group, Inc.	351,086	30,937,698
Chubb, Ltd.(1)	505,970	66,848,757
WR Berkley Corp.(1)	510,461	33,950,761

		$148,932,417

Internet Software & Services — 3.0%
Alphabet, Inc., Class C(2)	57,438	$44,331,797
eBay, Inc.(2)	1,459,979	43,346,777

		$87,678,574

IT Services — 1.6%
Visa, Inc., Class A(1)	604,233	$47,142,259

		$47,142,259

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	126,271	$17,816,838

		$17,816,838

Machinery — 2.2%
Caterpillar, Inc.(1)	492,851	$45,707,002
Trinity Industries, Inc.(1)	687,344	19,080,669

		$64,787,671

Multi-Utilities — 1.9%
Sempra Energy(1)	560,223	$56,380,843

		$56,380,843

Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	590,174	$41,152,833

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	842,269	$99,135,061
EOG Resources, Inc.	318,120	32,161,932
Exxon Mobil Corp.	202,069	18,238,748
Occidental Petroleum Corp.	876,063	62,401,968
Pioneer Natural Resources Co.	211,600	38,102,812

		$291,193,354

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	224,642	$17,182,867

		$17,182,867

Pharmaceuticals — 9.5%
Allergan PLC(1)(2)	207,582	$43,594,296
Eli Lilly & Co.	420,156	30,902,474
Johnson & Johnson	857,900	98,838,659
Pfizer, Inc.(1)	2,392,368	77,704,113
Zoetis, Inc.(1)	566,616	30,330,954

		$281,370,496

Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	1,851,780	$67,164,061
NXP Semiconductors NV(2)	136,015	13,330,830

		$80,494,891

Specialty Retail — 2.7%
Home Depot, Inc. (The)	331,924	$44,504,370
L Brands, Inc.	303,670	19,993,633
Sally Beauty Holdings, Inc.(2)	531,915	14,053,194

		$78,551,197

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	530,481	$61,440,309

		$61,440,309

Tobacco — 2.3%
Altria Group, Inc.	991,650	$67,055,373

		$67,055,373

Total Common Stocks (identified cost $2,488,429,613)		$2,871,627,313

22	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2016

Portfolio of Investments — continued

Exchange-Traded Funds — 1.3%

Security	Shares	Value

Equity Funds — 1.3%
iShares Russell 1000 Value ETF	349,784	$39,186,301

Total Exchange-Traded Funds (identified cost $38,713,727)		$39,186,301

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(3)	29,494,139	$29,497,089

Total Short-Term Investments (identified cost $29,500,038)		$29,497,089

Total Investments — 99.7% (identified cost $2,556,643,378)		$2,940,310,703

Other Assets, Less Liabilities — 0.3%		$8,805,042

Net Assets — 100.0%		$2,949,115,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at December 31, 2016.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

23	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value including $49,806,151 of securities on loan (identified cost, $2,527,143,340)	$2,910,813,614
Affiliated investment, at value (identified cost, $29,500,038)	29,497,089
Dividends receivable	4,562,453
Dividend receivable from affiliated investment	18,891
Securities lending income receivable	3,672
Tax reclaims receivable	6,939,975
Total assets	$2,951,835,694

Liabilities
Payable for investments purchased	$927,730
Payable to affiliates:
Investment adviser fee	1,519,290
Trustees’ fees	17,000
Accrued expenses	255,929
Total liabilities	$2,719,949
Net Assets applicable to investors’ interest in Portfolio	$2,949,115,745

Sources of Net Assets
Investors’ capital	$2,565,610,421
Net unrealized appreciation	383,505,324
Total	$2,949,115,745

24	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends (net of foreign taxes, $107,800)	$81,003,612
Interest allocated from/dividends from affiliated investment	240,444
Securities lending income, net	122,960
Expenses allocated from affiliated investment	(5,205)
Total investment income	$81,361,811

Expenses
Investment adviser fee	$18,452,435
Trustees’ fees and expenses	68,000
Custodian fee	547,823
Legal and accounting services	107,381
Miscellaneous	115,521
Total expenses	$19,291,160

Net investment income	$62,070,651

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$69,006,863 (1)
Investment transactions in/allocated from affiliated investment	9,456
Foreign currency transactions	364,705
Net realized gain	$69,381,024
Change in unrealized appreciation (depreciation) -
Investments	$140,265,208
Investments — affiliated investment	(2,949)
Foreign currency	(102,833)
Net change in unrealized appreciation (depreciation)	$140,159,426

Net realized and unrealized gain	$209,540,450

Net increase in net assets from operations	$271,611,101

(1)	Includes $98,751,999 of net realized gains from redemptions in-kind.

25	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$62,070,651	$64,135,167
Net realized gain from investment and foreign currency transactions	69,381,024 (1)	459,704,485 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	140,159,426	(545,060,418)
Net increase (decrease) in net assets from operations	$271,611,101	$(21,220,766)
Capital transactions —
Contributions	$26,154,090	$63,201,653
Withdrawals	(650,945,387)	(872,597,787)
Net decrease in net assets from capital transactions	$(624,791,297)	$(809,396,134)

Net decrease in net assets	$(353,180,196)	$(830,616,900)

Net Assets
At beginning of year	$3,302,295,941	$4,132,912,841
At end of year	$2,949,115,745	$3,302,295,941

(1)	Includes $98,751,999 of net realized gains from redemptions in-kind.

(2)	Includes $190,345,600 of net realized gains from redemptions in-kind.

26	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2016

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.65%	0.64%	0.63%	0.62%	0.61%
Net investment income	2.07%	1.73%	1.66%	1.57%	1.93%
Portfolio Turnover	94%	98%	75%	49%	31%

Total Return	10.01%	(0.67)%	11.38%	29.81%	16.20%

Net assets, end of year (000’s omitted)	$2,949,116	$3,302,296	$4,132,913	$6,494,345	$7,214,818

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

27	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2016, Eaton Vance Large-Cap Value Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

28

Large-Cap Value Portfolio

December 31, 2016

Notes to Financial Statements — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2016, the Portfolio’s investment adviser fee amounted to $18,452,435 or 0.62% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $2,777,263,601 and $2,773,150,529, respectively, for the year ended December 31, 2016. In-kind sales for the year ended December 31, 2016 aggregated $552,060,834.

29

Large-Cap Value Portfolio

December 31, 2016

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,563,227,030

Gross unrealized appreciation	$409,502,674
Gross unrealized depreciation	(32,419,001)

Net unrealized appreciation	$377,083,673

The net unrealized depreciation on foreign currency transactions at December 31, 2016 on a federal income tax basis was $162,001.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (formerly, State Street Navigator Securities Lending Prime Portfolio), a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2016, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $49,806,151 and $50,839,761, respectively. Collateral received included non-cash U.S. Government securities of $50,839,761. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

30

Large-Cap Value Portfolio

December 31, 2016

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$155,023,592	$—		$—	$155,023,592
Consumer Staples	208,166,992	—		—	208,166,992
Energy	401,547,471	—		—	401,547,471
Financials	626,586,962	28,222,678		—	654,809,640
Health Care	366,884,528	—		—	366,884,528
Industrials	309,098,229	—		—	309,098,229
Information Technology	291,967,876	—		—	291,967,876
Materials	59,020,860	—		—	59,020,860
Real Estate	146,527,798	—		—	146,527,798
Telecommunication Services	102,131,100	—		—	102,131,100
Utilities	176,449,227	—		—	176,449,227

Total Common Stocks	$2,843,404,635	$28,222,678	*	$—	$2,871,627,313

Exchange-Traded Funds	$39,186,301	$—		$—	$39,186,301
Short-Term Investments	—	29,497,089		—	29,497,089

Total Investments	$2,882,590,936	$57,719,767		$—	$2,940,310,703

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

31

Large-Cap Value Portfolio

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Large-Cap Value Portfolio:

We have audited the accompanying statement of assets and liabilities of Large-Cap Value Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Large- Cap Value Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

32

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

33

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

34

Eaton Vance

Large-Cap Value Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Edward J. Perkin 1972	President of the Portfolio	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Large-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

173 12.31.16

Eaton Vance

Real Estate Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Real Estate Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18

Federal Tax Information	19

Management and Organization	20

Important Notices	23

Eaton Vance

Real Estate Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets rose in the 12-month period ended December 31, 2016, as the nation’s economy continued to strengthen and the outcome of the U.S. presidential election gave stocks a late-period boost.

U.S. stocks as well as international markets opened the period on the downside amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. The pullback began in early January 2016 and continued into mid-February, when stocks turned around and soon overcame the earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

In June 2016, U.S. stocks plunged along with international markets following Britain’s “Brexit” vote to leave the European Union. However, equity markets, led by the U.S., quickly rallied from the two-day tailspin and recovered the lost ground. Helped by stronger U.S. economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

U.S. equity markets retreated in late August 2016 amid falling oil prices and fears about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, stocks rallied sharply following the victory of Donald Trump in the U.S. presidential election. The broad-based “Trump Bump” was led by financial stocks as well as the aerospace & defense industry. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average2 advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 11.96%. The technology-laden NASDAQ Composite Index delivered an 8.87% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index outperformed their large-cap counterparts, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the fiscal year ending December 31, 2016, Eaton Vance Real Estate Fund (the Fund) had a total return of 4.94% for Class A shares at net asset value (NAV), underperforming the Fund’s primary benchmark, the Dow Jones U.S. Select Real Estate Securities Index (the Index), which returned 6.65% for the same period.

The Fund underperformed the Index largely due to sector and industry allocation. Stock selection also detracted from relative Fund performance versus the Index. The Index had positive returns in seven of its nine industry groups. The Fund had positive returns in seven of the 10 industry groups in which it invested during the period.

In general, real estate investment trusts (REITs), as measured by the Index, delivered modest positive results in the period, underperforming the broader stock market, as measured by the S&P 500 Index. After gains in the first half of the period, REITs fell back in the second half as long-term interest rates rose. In addition, the Fund was adversely affected by its focus on high-quality, large-cap REIT stocks, as low-quality and small-cap REITs outperformed in the 12-month period.

The office property-type group was the Fund’s largest detractor relative to the Index due to an underweight in the outperforming sector as well as unfavorable stock selection. The group was hurt by concerns about an oversupply of office space in big coastal markets. One of the Fund’s weakest individual stocks was Paramount Group, Inc., an office REIT with large holdings on both coasts. In addition, the Fund’s lack of exposure to Alexandria Real Estate Equities, Inc., an owner of scientific lab facilities, detracted from Fund performance versus the Index as the stock outperformed in the period.

The Fund’s underweight position in the outperforming diversified specialty property-type group detracted from relative Fund results versus the Index. On an individual stock basis, the Fund’s underweight position in data-center REIT Digital Realty Trust, Inc. was the largest detractor from relative Fund performance versus the Index. In the lagging real estate services property-type group, commercial services giant Jones Lang LaSalle, Inc. was a weak performer due partly to concerns about the impact on its United Kingdom business from the country’s “Brexit” vote to leave the European Union.

On the positive side, the hotel property-type group was the Fund’s top performer in the period due largely to an overweight in the outperforming segment. Marriott International, Inc. and Hilton Worldwide Holdings, Inc. were both among the Fund’s best-performing stocks, as they delivered better-than-expected earnings.

In the Industrial property-type group, stock selection along with an overweight position aided Fund performance relative to the Index. The Fund’s leading individual stock was EastGroup Properties, Inc., a Sun Belt-region industrial REIT. Rising earnings, fueled in part by growing demand from e-commerce companies, helped drive the stock higher.

The shopping center property-type group also contributed to relative Fund performance versus the Index thanks to stock selection and an overweight.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

December 31, 2016

Performance2,3

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/09/2010	04/28/2006	4.94%	11.18%	5.23%
Class A with 5.75% Maximum Sales Charge	—	—	–1.08	9.86	4.60
Class I at NAV	04/28/2006	04/28/2006	5.12	11.44	5.39
Dow Jones U.S. Select Real Estate Securities Index	—	—	6.65%	11.73%	4.53%
S&P 500 Index	—	—	11.96	14.64	6.94

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.55%	1.30%
Net				1.25	1.00

Growth of $10,0003

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/31/2006	$422,686	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Real Estate Fund

December 31, 2016

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Simon Property Group, Inc.	10.0%

Public Storage	7.4

Equity Residential	6.0

AvalonBay Communities, Inc.	5.1

Essex Property Trust, Inc.	3.9

Boston Properties, Inc.	3.7

Federal Realty Investment Trust	3.3

General Growth Properties, Inc.	3.0

Mid-America Apartment Communities, Inc.	2.9

Welltower, Inc.	2.9

Total	48.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Real Estate Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Real Estate Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$964.70	$6.17	**	1.25%
Class I	$1,000.00	$965.80	$4.94	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.34	**	1.25%
Class I	$1,000.00	$1,020.10	$5.08	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Real Estate Fund

December 31, 2016

Portfolio of Investments

Common Stocks — 98.9%

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Hilton Worldwide Holdings, Inc.	23,155	$629,816
Marriott International, Inc., Class A	8,206	678,472

		$1,308,288

Other — 1.0%
CBRE Group, Inc., Class A(1)	7,487	$235,766
Jones Lang LaSalle, Inc.	2,311	233,503

		$469,269

Real Estate Investment Trusts — 95.1%

Security	Shares	Value

Diversified, Specialty & Other — 8.6%
CoreSite Realty Corp.	4,344	$344,783
Cousins Properties, Inc.	53,381	454,272
Digital Realty Trust, Inc.	6,068	596,242
National Retail Properties, Inc.	21,869	966,610
PS Business Parks, Inc.	3,975	463,167
Vornado Realty Trust	11,646	1,215,493

		$4,040,567

Health Care — 7.4%
HCP, Inc.	29,500	$876,740
Ventas, Inc.	19,614	1,226,267
Welltower, Inc.	20,370	1,363,364

		$3,466,371

Hotels & Resorts — 4.3%
DiamondRock Hospitality Co.	39,098	$450,800
Host Hotels & Resorts, Inc.	33,562	632,308
LaSalle Hotel Properties	10,538	321,093
Sunstone Hotel Investors, Inc.	40,729	621,117

		$2,025,318

Industrial — 8.2%
DCT Industrial Trust, Inc.	19,111	$915,035
Duke Realty Corp.	17,576	466,818
EastGroup Properties, Inc.	13,125	969,150
First Industrial Realty Trust, Inc.	10,416	292,169
ProLogis, Inc.	22,830	1,205,196

		$3,848,368

Security	Shares	Value

Malls and Factory Outlets — 14.2%
General Growth Properties, Inc.	55,902	$1,396,432
Macerich Co. (The)	3,143	222,650
Simon Property Group, Inc.	26,471	4,703,103
Tanger Factory Outlet Centers, Inc.	10,168	363,811

		$6,685,996

Multifamily — 22.1%
American Campus Communities, Inc.	8,585	$427,275
AvalonBay Communities, Inc.	13,567	2,403,394
Camden Property Trust	12,443	1,046,083
Education Realty Trust, Inc.	11,220	474,606
Equity Residential	43,951	2,828,686
Essex Property Trust, Inc.	7,867	1,829,078
Mid-America Apartment Communities, Inc.	14,086	1,379,301

		$10,388,423

Office — 10.1%
Boston Properties, Inc.	13,979	$1,758,279
Corporate Office Properties Trust	10,168	317,445
Douglas Emmett, Inc.	7,491	273,871
Highwoods Properties, Inc.	16,268	829,831
Hudson Pacific Properties, Inc.	15,691	545,733
Paramount Group, Inc.	22,647	362,125
Parkway, Inc.(1)	16,714	371,886
Piedmont Office Realty Trust, Inc., Class A	15,345	320,864

		$4,780,034

Self Storage — 10.4%
CubeSmart	30,085	$805,375
Extra Space Storage, Inc.	8,140	628,734
Public Storage	15,465	3,456,428

		$4,890,537

Strip Centers — 9.8%
Acadia Realty Trust	20,561	$671,934
Brixmor Property Group, Inc.	29,691	725,054
Equity One, Inc.	13,289	407,839
Federal Realty Investment Trust	10,772	1,530,809
Kimco Realty Corp.	20,983	527,932
Regency Centers Corp.	10,629	732,870

		$4,596,438

Total Real Estate Investment Trusts		$44,722,052

Total Common Stocks (identified cost $39,320,715)		$46,499,609

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2016

Portfolio of Investments — continued

Short-Term Investments — 1.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.81%(2)	446,120	$446,165

Total Short-Term Investments (identified cost $446,208)		$446,165

Total Investments — 99.9% (identified cost $39,766,923)		$46,945,774

Other Assets, Less Liabilities — 0.1%		$62,977

Net Assets — 100.0%		$47,008,751

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value (identified cost, $39,320,715)	$46,499,609
Affiliated investment, at value (identified cost, $446,208)	446,165
Dividends receivable	211,699
Dividends receivable from affiliated investment	363
Receivable for Fund shares sold	218,843
Receivable from affiliate	7,834
Total assets	$47,384,513

Liabilities
Payable for Fund shares redeemed	$271,840
Payable to affiliates:
Investment adviser fee	25,391
Administration fee	5,859
Distribution and service fees	4,405
Trustees’ fees	758
Accrued expenses	67,509
Total liabilities	$375,762
Net Assets	$47,008,751

Sources of Net Assets
Paid-in capital	$40,356,366
Accumulated distributions in excess of net realized gain	(526,466)
Net unrealized appreciation	7,178,851
Total	$47,008,751

Class A Shares
Net Assets	$21,078,394
Shares Outstanding	1,539,114
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.70
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.54

Class I Shares
Net Assets	$25,930,357
Shares Outstanding	1,892,654
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends	$1,045,809
Interest allocated from/dividends from affiliated investment	5,453
Expenses allocated from affiliated investment	(119)
Total investment income	$1,051,143

Expenses
Investment adviser fee	$283,530
Administration fee	65,430
Distribution and service fees
Class A	46,785
Trustees’ fees and expenses	3,086
Custodian fee	39,021
Transfer and dividend disbursing agent fees	46,007
Legal and accounting services	41,397
Printing and postage	13,146
Registration fees	33,333
Miscellaneous	13,275
Total expenses	$585,010
Deduct —
Allocation of expenses to affiliate	$102,107
Total expense reductions	$102,107

Net expenses	$482,903

Net investment income	$568,240

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$939,184
Investment transactions in/allocated from affiliated investment	175
Capital gain distributions received	825,495
Net realized gain	$1,764,854
Change in unrealized appreciation (depreciation) —
Investments	$(1,014,650)
Investments — affiliated investment	(43)
Net change in unrealized appreciation (depreciation)	$(1,014,693)

Net realized and unrealized gain	$750,161

Net increase in net assets from operations	$1,318,401

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$568,240	$447,247
Net realized gain from investment transactions and capital gain distributions received	1,764,854	1,616,113
Net change in unrealized appreciation (depreciation) from investments	(1,014,693)	(222,976)
Net increase in net assets from operations	$1,318,401	$1,840,384
Distributions to shareholders —
From net investment income
Class A	$(262,599)	$(213,130)
Class I	(445,914)	(341,261)
From net realized gain
Class A	(800,351)	(973,036)
Class I	(1,034,112)	(1,023,539)
Total distributions to shareholders	$(2,542,976)	$(2,550,966)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,088,652	$17,501,905
Class I	20,332,240	9,119,951
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,053,230	1,179,656
Class I	1,418,262	1,317,204
Cost of shares redeemed
Class A	(16,190,741)	(7,748,879)
Class I	(12,392,144)	(15,054,307)
Net increase in net assets from Fund share transactions	$9,309,499	$6,315,530

Net increase in net assets	$8,084,924	$5,604,948

Net Assets
At beginning of year	$38,923,827	$33,318,879
At end of year	$47,008,751	$38,923,827

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$13.790	$14.030	$11.090	$11.300	$9.960

Income (Loss) From Operations
Net investment income(1)	$0.158	$0.192	$0.165	$0.123	$0.121
Net realized and unrealized gain (loss)	0.518	0.660	3.253	(0.072)	1.423

Total income from operations	$0.676	$0.852	$3.418	$0.051	$1.544

Less Distributions
From net investment income	$(0.226)	$(0.227)	$(0.264)	$(0.117)	$(0.131)
From net realized gain	(0.540)	(0.865)	(0.214)	(0.144)	(0.073)

Total distributions	$(0.766)	$(1.092)	$(0.478)	$(0.261)	$(0.204)

Net asset value — End of year	$13.700	$13.790	$14.030	$11.090	$11.300

Total Return(2)(3)	4.94%	6.40%	31.19%	0.41%	15.54%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,078	$21,880	$11,204	$7,438	$8,692
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.25%	1.25%	1.25%	1.25%	1.29%
Net investment income	1.13%	1.38%	1.29%	1.05%	1.10%
Portfolio Turnover	52%	72%	31%	22%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.23%, 0.30%, 0.30%, 0.27% and 0.24% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$13.800	$14.030	$11.100	$11.300	$9.960

Income (Loss) From Operations
Net investment income(1)	$0.200	$0.192	$0.182	$0.151	$0.149
Net realized and unrealized gain (loss)	0.501	0.703	3.258	(0.060)	1.421

Total income from operations	$0.701	$0.895	$3.440	$0.091	$1.570

Less Distributions
From net investment income	$(0.261)	$(0.260)	$(0.296)	$(0.147)	$(0.157)
From net realized gain	(0.540)	(0.865)	(0.214)	(0.144)	(0.073)

Total distributions	$(0.801)	$(1.125)	$(0.510)	$(0.291)	$(0.230)

Net asset value — End of year	$13.700	$13.800	$14.030	$11.100	$11.300

Total Return(2)(3)	5.12%	6.73%	31.40%	0.76%	15.81%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,930	$17,044	$22,115	$18,955	$22,728
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.00%	1.00%	1.00%	1.00%	1.04%
Net investment income	1.43%	1.37%	1.43%	1.29%	1.35%
Portfolio Turnover	52%	72%	31%	22%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.23%, 0.30%, 0.30%, 0.27% and 0.24% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund

14

Eaton Vance

Real Estate Fund

December 31, 2016

Notes to Financial Statements — continued

shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$715,348	$554,391
Long-term capital gains	$1,827,628	$1,996,575

During the year ended December 31, 2016, accumulated distributions in excess of net realized gain was increased by $270,197, accumulated distributions in excess of net investment income was decreased by $140,273 and paid-in capital was increased by $129,924 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for distributions from REITs, investments in partnerships and dividend redesignations. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Net unrealized appreciation	$6,652,385

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,293,389

Gross unrealized appreciation	$7,037,286
Gross unrealized depreciation	(384,901)

Net unrealized appreciation	$6,652,385

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2016, the Fund’s

15

Eaton Vance

Real Estate Fund

December 31, 2016

Notes to Financial Statements — continued

investment adviser fee amounted to $283,530. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2016, the administration fee amounted to $65,430. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2017. Pursuant to this agreement, EVM was allocated $102,107 of the Fund’s operating expenses for the year ended December 31, 2016. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $2,082 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,317 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $46,785 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2016, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $31,123,153 and $22,527,084, respectively, for the year ended December 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	1,078,893	1,268,323
Issued to shareholders electing to receive payments of distributions in Fund shares	76,171	87,058
Redemptions	(1,202,395)	(567,594)

Net increase (decrease)	(47,331)	787,787

16

Eaton Vance

Real Estate Fund

December 31, 2016

Notes to Financial Statements — continued

	Year Ended December 31,
Class I	2016	2015

Sales	1,446,548	635,191
Issued to shareholders electing to receive payments of distributions in Fund shares	102,353	96,736
Redemptions	(891,569)	(1,072,419)

Net increase (decrease)	657,332	(340,492)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

9  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities of companies primarily engaged in the real estate industry, such as REITs and other real estate related investments. Securities of companies in the real estate industry are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$46,499,609	*	$—	$—	$46,499,609
Short-Term Investments	—		446,165	—	446,165

Total Investments	$46,499,609		$446,165	$—	$46,945,774

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

17

Eaton Vance

Real Estate Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Real Estate Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Real Estate Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

18

Eaton Vance

Real Estate Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in March 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2016, the Fund designates approximately $21,787, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $1,867,922 or, if subsequently determined to be different, the net capital gain of such year.

19

Eaton Vance

Real Estate Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

20

Eaton Vance

Real Estate Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

21

Eaton Vance

Real Estate Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2685    12.31.16

Eaton Vance

Small-Cap Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Small-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	23

Federal Tax Information	24

Management and Organization	25

Important Notices	28

Eaton Vance

Small-Cap Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets rose in the 12-month period ended December 31, 2016, as the nation’s economy continued to strengthen and the outcome of the U.S. presidential election gave stocks a late-period boost.

U.S. stocks as well as international markets opened the period on the downside amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. The pullback began in early January 2016 and continued into mid-February, when stocks turned around and soon overcame the earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

In June 2016, U.S. stocks plunged along with international markets following Britain’s “Brexit” vote to leave the European Union. However, equity markets, led by the U.S., quickly rallied from the two-day tailspin and recovered the lost ground. Helped by stronger U.S. economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

U.S. equity markets retreated in late August 2016 amid falling oil prices and fears about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, stocks rallied sharply following the victory of Donald Trump in the U.S. presidential election. The broad-based “Trump Bump” was led by financial stocks as well as the aerospace & defense industry. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average2 advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 11.96%. The technology-laden NASDAQ Composite Index delivered an 8.87% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index outperformed their large-cap counterparts, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the fiscal year ending December 31, 2016, Eaton Vance Small-Cap Fund (the Fund) had a total return of 19.32% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Russell 2000® Index (the Index), returned 21.31% during the period.

The Fund underperformed the Index due to adverse stock selection. Sector and industry allocation contributed to Fund performance versus the Index. The Index had positive returns in 10 of its 11 economic sectors. The Fund had positive returns in all nine of the sectors in which it was invested.

The financials sector was the Fund’s worst-performer versus the Index in the 12-month period as a result of stock selection. Within the sector, the banking industry along with the capital markets industry were notable laggards. Global capital markets company Lazard, Ltd. was among the Fund’s worst-performing individual stocks as earnings disappointed amid a challenging business climate.

Stock selection and an underweight position in the real estate sector detracted from relative Fund performance versus the Index. In the equity real estate investment trust (REIT) industry, storage facility CubeSmart was one of the Fund’s weakest stocks in the period amid fears of an oversupply.

The industrials sector detracted from Fund results versus the Index due to stock selection, partially offset by an overweight position in the outperforming sector. In the lagging commercial services & supplies industry, carpeting supplier Interface, Inc. underperformed following a disappointing earnings report.

The Fund’s weakest individual stock overall was optical component maker Infinera Corp., part of the information technology sector. The stock, which fell on multiple earnings disappointments, was sold during the period.

On the positive side, health care was the Fund’s leading sector due largely to an underweight position in the biotechnology industry, which underperformed in the 12-month period. In the outperforming health care equipment & supplies industry, diagnostic equipment company Alere, Inc. was among the Fund’s top individual stocks after it received a buyout offer. The Fund sold all of its holdings following the offer. In the same industry, medical device maker ICU Medical, Inc. was one of the Fund’s leading stocks, as it benefited from an acquisition.

Stock selection and an overweight in the outperforming energy sector contributed to Fund performance relative to the Index. Natural gas producer Rice Energy, Inc. and oil driller Diamondback Energy, Inc. were among the Fund’s best performing individual stocks. Both companies benefited from rising energy prices.

The information technology sector also boosted relative Fund results versus the Index thanks to stock selection. In the outperforming semiconductor & semiconductor equipment industry, smartphone component maker Cirrus Logic, Inc. was the Fund’s top individual stock amid higher earnings and a strong product cycle. After taking profits, the Fund sold the stock during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

December 31, 2016

Performance2,3

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	19.32%	12.72%	8.25%
Class A with 5.75% Maximum Sales Charge	—	—	12.50	11.39	7.61
Class B at NAV	05/07/2002	01/02/1997	18.56	11.88	7.45
Class B with 5% Maximum Sales Charge	—	—	13.56	11.66	7.45
Class C at NAV	05/03/2002	01/02/1997	18.47	11.88	7.44
Class C with 1% Maximum Sales Charge	—	—	17.47	11.88	7.44
Class I at NAV	09/02/2008	01/02/1997	19.70	13.00	8.78
Class R at NAV	08/03/2009	01/02/1997	19.04	12.45	8.05
Russell 2000® Index	—	—	21.31%	14.44%	7.06%

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I	Class R
	1.43%	2.18%	2.18%	1.18%	1.68%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	12/31/2006	$20,523	N.A.
Class C	$10,000	12/31/2006	$20,510	N.A.
Class I	$250,000	12/31/2006	$580,356	N.A.
Class R	$10,000	12/31/2006	$21,699	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Small-Cap Fund

December 31, 2016

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Balchem Corp.	2.9%

ServiceMaster Global Holdings, Inc.	2.5

Kirby Corp.	2.4

Pinnacle Foods, Inc.	2.4

West Pharmaceutical Services, Inc.	2.4

Euronet Worldwide, Inc.	2.2

Blackbaud, Inc.	2.2

Hexcel Corp.	2.2

Bank of the Ozarks, Inc.	2.1

Essent Group, Ltd.	2.0

Total	23.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Small-Cap Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ.Russell 2000® Index is an unmanaged index of 2,000 U.S. small- cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective November 1, 2016, the Fund is managed by Michael

D. McLean and J. Griffith Noble.

5

Eaton Vance

Small-Cap Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,151.50	$8.27	1.53%
Class B	$1,000.00	$1,147.40	$12.36	2.29%
Class C	$1,000.00	$1,146.50	$12.30	2.28%
Class I	$1,000.00	$1,152.90	$6.98	1.29%
Class R	$1,000.00	$1,149.70	$9.62	1.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.76	1.53%
Class B	$1,000.00	$1,013.60	$11.59	2.29%
Class C	$1,000.00	$1,013.70	$11.54	2.28%
Class I	$1,000.00	$1,018.70	$6.55	1.29%
Class R	$1,000.00	$1,016.20	$9.02	1.78%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016.

6

Eaton Vance

Small-Cap Fund

December 31, 2016

Portfolio of Investments

Common Stocks — 97.7%

Security	Shares	Value

Aerospace & Defense — 4.3%
Curtiss-Wright Corp.	6,370	$626,553
Hexcel Corp.	32,371	1,665,164
Mercury Systems, Inc.(1)	32,920	994,843

		$3,286,560

Air Freight & Logistics — 1.0%
Hub Group, Inc., Class A(1)	16,925	$740,469

		$740,469

Banks — 8.6%
Bank of the Ozarks, Inc.	30,503	$1,604,152
BankUnited, Inc.	15,233	574,132
Eagle Bancorp, Inc.(1)	19,722	1,202,056
First Hawaiian, Inc.	28,390	988,540
South State Corp.	8,960	783,104
Western Alliance Bancorp(1)	29,620	1,442,790

		$6,594,774

Biotechnology — 1.8%
Ligand Pharmaceuticals, Inc.(1)	13,807	$1,402,929

		$1,402,929

Capital Markets — 4.0%
Bats Global Markets, Inc.	32,461	$1,087,768
Cohen & Steers, Inc.	25,485	856,296
Lazard, Ltd., Class A	26,768	1,099,897

		$3,043,961

Chemicals — 2.9%
Balchem Corp.	26,179	$2,196,942

		$2,196,942

Commercial Services & Supplies — 3.0%
Interface, Inc.	41,623	$772,106
Multi-Color Corp.	19,283	1,496,361

		$2,268,467

Construction Materials — 1.6%
US Concrete, Inc.(1)	18,207	$1,192,559

		$1,192,559

Security	Shares	Value

Diversified Consumer Services — 5.3%
Bright Horizons Family Solutions, Inc.(1)	15,320	$1,072,706
Grand Canyon Education, Inc.(1)	18,772	1,097,224
ServiceMaster Global Holdings, Inc.(1)	50,973	1,920,153

		$4,090,083

Electrical Equipment — 0.8%
AZZ, Inc.	9,569	$611,459

		$611,459

Electronic Equipment, Instruments & Components — 2.5%
Dolby Laboratories, Inc., Class A	22,010	$994,632
MTS Systems Corp.	15,934	903,458

		$1,898,090

Energy Equipment & Services — 0.5%
Superior Energy Services, Inc.	22,395	$378,028

		$378,028

Equity Real Estate Investment Trusts (REITs) — 6.1%
Acadia Realty Trust	30,757	$1,005,139
CubeSmart	51,644	1,382,510
DCT Industrial Trust, Inc.	20,905	1,000,931
Education Realty Trust, Inc.	18,390	777,897
Parkway, Inc.	22,530	501,293

		$4,667,770

Food & Staples Retailing — 1.2%
Performance Food Group Co.(1)	38,557	$925,368

		$925,368

Food Products — 2.4%
Pinnacle Foods, Inc.	34,381	$1,837,664

		$1,837,664

Health Care Equipment & Supplies — 6.0%
ICU Medical, Inc.(1)	8,689	$1,280,324
Integra LifeSciences Holdings Corp.(1)	17,972	1,541,818
West Pharmaceutical Services, Inc.	21,265	1,803,910

		$4,626,052

Health Care Providers & Services — 3.6%
Envision Healthcare Corp.(1)	11,762	$744,417
Surgical Care Affiliates, Inc.(1)	25,080	1,160,451

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Health Care Providers & Services (continued)
Team Health Holdings, Inc.(1)	19,088	$829,374

		$2,734,242

Hotels, Restaurants & Leisure — 1.8%
Planet Fitness, Inc., Class A	13,640	$274,164
Popeyes Louisiana Kitchen, Inc.(1)	18,474	1,117,308

		$1,391,472

Insurance — 5.3%
First American Financial Corp.	37,594	$1,377,068
Horace Mann Educators Corp.	31,362	1,342,294
RLI Corp.	11,519	727,194
Stewart Information Services Corp.	14,060	647,885

		$4,094,441

Internet Software & Services — 0.6%
comScore, Inc.(1)	15,040	$474,963

		$474,963

IT Services — 5.9%
Black Knight Financial Services, Inc., Class A(1)	26,856	$1,015,157
Convergys Corp.	18,990	466,394
CSG Systems International, Inc.	27,471	1,329,596
Euronet Worldwide, Inc.(1)	23,518	1,703,409

		$4,514,556

Life Sciences Tools & Services — 3.1%
Cambrex Corp.(1)	18,160	$979,732
VWR Corp.(1)	55,455	1,388,039

		$2,367,771

Machinery — 1.9%
Milacron Holdings Corp.(1)	10,980	$204,558
RBC Bearings, Inc.(1)	13,593	1,261,566

		$1,466,124

Marine — 2.4%
Kirby Corp.(1)	28,054	$1,865,591

		$1,865,591

Oil, Gas & Consumable Fuels — 4.3%
Diamondback Energy, Inc.(1)	5,862	$592,414
PDC Energy, Inc.(1)	21,083	1,530,204

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Rice Energy, Inc.(1)	53,469	$1,141,563

		$3,264,181

Professional Services — 1.7%
WageWorks, Inc.(1)	18,150	$1,315,875

		$1,315,875

Road & Rail — 1.8%
Landstar System, Inc.	16,660	$1,421,098

		$1,421,098

Semiconductors & Semiconductor Equipment — 2.3%
PDF Solutions, Inc.(1)	36,650	$826,458
Veeco Instruments, Inc.(1)	32,010	933,091

		$1,759,549

Software — 5.9%
ACI Worldwide, Inc.(1)	27,020	$490,413
Blackbaud, Inc.	26,550	1,699,200
Mentor Graphics Corp.	21,082	777,715
RealPage, Inc.(1)	50,820	1,524,600

		$4,491,928

Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	14,023	$1,188,449
Lithia Motors, Inc., Class A	4,540	439,608

		$1,628,057

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	13,391	$780,695

		$780,695

Thrifts & Mortgage Finance — 2.0%
Essent Group, Ltd.(1)	48,339	$1,564,733

		$1,564,733

Total Common Stocks (identified cost $58,011,234)		$74,896,451

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Portfolio of Investments — continued

Short-Term Investments — 2.5%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.81%(2)	1,917,896	$1,918,088

Total Short-Term Investments (identified cost $1,918,236)		$1,918,088

Total Investments — 100.2% (identified cost $59,929,470)		$76,814,539

Other Assets, Less Liabilities — (0.2)%		$(160,872)

Net Assets — 100.0%		$76,653,667

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value (identified cost, $58,011,234)	$74,896,451
Affiliated investment, at value (identified cost, $1,918,236)	1,918,088
Dividends receivable	59,821
Dividends receivable from affiliated investment	746
Receivable for Fund shares sold	419,488
Total assets	$77,294,594

Liabilities
Payable for investments purchased	$391,626
Payable for Fund shares redeemed	95,699
Payable to affiliates:
Investment adviser fee	48,581
Administration fee	9,716
Distribution and service fees	15,547
Trustees’ fees	1,068
Accrued expenses	78,690
Total liabilities	$640,927
Net Assets	$76,653,667

Sources of Net Assets
Paid-in capital	$57,763,186
Accumulated net realized gain	2,005,412
Net unrealized appreciation	16,885,069
Net Assets	$76,653,667

Class A Shares
Net Assets	$30,173,733
Shares Outstanding	2,368,207
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.74
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.52

Class B Shares
Net Assets	$1,023,927
Shares Outstanding	87,090
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.76

Class C Shares
Net Assets	$10,001,090
Shares Outstanding	905,525
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.04

Class I Shares
Net Assets	$34,887,644
Shares Outstanding	2,521,202
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.84

Class R Shares
Net Assets	$567,273
Shares Outstanding	45,916
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends	$822,484
Interest allocated from/dividends from affiliated investment	8,307
Expenses allocated from affiliated investment	(197)
Total investment income	$830,594

Expenses
Investment adviser fee	$579,426
Administration fee	115,885
Distribution and service fees
Class A	66,186
Class B	14,232
Class C	84,361
Class R	1,898
Trustees’ fees and expenses	4,179
Custodian fee	38,901
Transfer and dividend disbursing agent fees	95,112
Legal and accounting services	44,084
Printing and postage	19,234
Registration fees	66,401
Miscellaneous	16,973
Total expenses	$1,146,872

Net investment loss	$(316,278)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$12,353,866
Investment transactions in/allocated from affiliated investment	191
Net realized gain	$12,354,057
Change in unrealized appreciation (depreciation) —
Investments	$972,029
Investments — affiliated investment	(148)
Net change in unrealized appreciation (depreciation)	$971,881

Net realized and unrealized gain	$13,325,938

Net increase in net assets from operations	$13,009,660

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment loss	$(316,278)	$(503,764)
Net realized gain from investment transactions	12,354,057	15,083,682
Net change in unrealized appreciation (depreciation) from investments	971,881	(16,595,026)
Net increase (decrease) in net assets from operations	$13,009,660	$(2,015,108)
Distributions to shareholders —
From net realized gain
Class A	$(3,775,338)	$(5,456,585)
Class B	(165,944)	(444,659)
Class C	(1,370,588)	(2,127,099)
Class I	(4,384,612)	(10,834,718)
Class R	(67,068)	(56,345)
Total distributions to shareholders	$(9,763,550)	$(18,919,406)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,592,286	$6,365,739
Class B	120,617	155,754
Class C	2,765,477	1,658,442
Class I	6,166,627	7,698,850
Class R	355,974	161,447
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,539,397	5,167,405
Class B	157,261	379,838
Class C	1,211,411	1,773,903
Class I	4,113,686	10,305,399
Class R	67,068	56,345
Cost of shares redeemed
Class A	(8,999,925)	(8,684,057)
Class B	(500,293)	(481,288)
Class C	(3,051,012)	(2,828,844)
Class I	(29,930,757)	(28,462,439)
Class R	(162,824)	(168,021)
Net asset value of shares exchanged
Class A	692,202	213,222
Class B	(692,202)	(213,222)
Net decrease in net assets from Fund share transactions	$(16,555,007)	$(6,901,527)

Net decrease in net assets	$(13,308,897)	$(27,836,041)

Net Assets
At beginning of year	$89,962,564	$117,798,605
At end of year	$76,653,667	$89,962,564

Accumulated undistributed net investment income included in net assets
At end of year	$—	$1,558

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$12.200	$15.320	$18.040		$14.170	$13.550

Income (Loss) From Operations
Net investment loss(1)	$(0.053)	$(0.078)	$(0.078)		$(0.084)	$(0.008)
Net realized and unrealized gain (loss)	2.361	(0.205)	0.618		5.031	1.611

Total income (loss) from operations	$2.308	$(0.283)	$0.540		$4.947	$1.603

Less Distributions
From net investment income	$—	$—	$—		$(0.008)	$(0.124)
From net realized gain	(1.768)	(2.837)	(3.260)		(1.069)	(0.859)

Total distributions	$(1.768)	$(2.837)	$(3.260)		$(1.077)	$(0.983)

Net asset value — End of year	$12.740	$12.200	$15.320		$18.040	$14.170

Total Return(2)	19.32%	(2.78)%	3.77	%(3)	35.25%	11.85%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,174	$26,391	$29,536		$37,128	$32,126
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.52%	1.43%	1.39%		1.36%	1.40%
Net investment loss	(0.43)%	(0.52)%	(0.44)%		(0.51)%	(0.06)%
Portfolio Turnover of the Portfolio(6)	—	—	—		—	31	%(7)
Portfolio Turnover of the Fund	76%	71%	66%		44%	31	%(7)(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Financial Highlights — continued

	Class B
	Year Ended December 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$11.450	$14.660	$17.530		$13.900	$13.300

Income (Loss) From Operations
Net investment loss(1)	$(0.141)	$(0.182)	$(0.206)		$(0.201)	$(0.111)
Net realized and unrealized gain (loss)	2.219	(0.191)	0.596		4.908	1.574

Total income (loss) from operations	$2.078	$(0.373)	$0.390		$4.707	$1.463

Less Distributions
From net investment income	$—	$—	$—		$(0.008)	$(0.004)
From net realized gain	(1.768)	(2.837)	(3.260)		(1.069)	(0.859)

Total distributions	$(1.768)	$(2.837)	$(3.260)		$(1.077)	$(0.863)

Net asset value — End of year	$11.760	$11.450	$14.660		$17.530	$13.900

Total Return(2)	18.56%	(3.58)%	3.02	%(3)	34.20%	11.00%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,024	$1,908	$2,563		$3,832	$3,421
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	2.27%	2.18%	2.14%		2.11%	2.16%
Net investment loss	(1.23)%	(1.27)%	(1.19)%		(1.25)%	(0.81)%
Portfolio Turnover of the Portfolio(6)	—	—	—		—	31	%(7)
Portfolio Turnover of the Fund	76%	71%	66%		44%	31	%(7)(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$10.850	$14.040	$16.930		$13.450	$12.900

Income (Loss) From Operations
Net investment loss(1)	$(0.129)	$(0.173)	$(0.198)		$(0.195)	$(0.107)
Net realized and unrealized gain (loss)	2.087	(0.180)	0.568		4.752	1.530

Total income (loss) from operations	$1.958	$(0.353)	$0.370		$4.557	$1.423

Less Distributions
From net investment income	$—	$—	$—		$(0.008)	$(0.014)
From net realized gain	(1.768)	(2.837)	(3.260)		(1.069)	(0.859)

Total distributions	$(1.768)	$(2.837)	$(3.260)		$(1.077)	$(0.873)

Net asset value — End of year	$11.040	$10.850	$14.040		$16.930	$13.450

Total Return(2)	18.47%	(3.59)%	3.02	%(3)	34.24%	11.03%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,001	$9,040	$10,883		$13,806	$11,099
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	2.27%	2.18%	2.14%		2.11%	2.16%
Net investment loss	(1.18)%	(1.27)%	(1.18)%		(1.25)%	(0.80)%
Portfolio Turnover of the Portfolio(6)	—	—	—		—	31	%(7)
Portfolio Turnover of the Fund	76%	71%	66%		44%	31	%(7)(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$13.080	$16.190	$18.840		$14.720	$14.050

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.027)	$(0.043)	$(0.040)		$(0.036)	$0.030
Net realized and unrealized gain (loss)	2.555	(0.230)	0.650		5.233	1.665

Total income (loss) from operations	$2.528	$(0.273)	$0.610		$5.197	$1.695

Less Distributions
From net investment income	$—	$—	$—		$(0.008)	$(0.166)
From net realized gain	(1.768)	(2.837)	(3.260)		(1.069)	(0.859)

Total distributions	$(1.768)	$(2.837)	$(3.260)		$(1.077)	$(1.025)

Net asset value — End of year	$13.840	$13.080	$16.190		$18.840	$14.720

Total Return(2)	19.70%	(2.57)%	3.99	%(3)	35.63%	12.08%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$34,888	$52,335	$74,510		$171,120	$131,456
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.27%	1.18%	1.13%		1.12%	1.15%
Net investment income (loss)	(0.21)%	(0.27)%	(0.22)%		(0.21)%	0.21%
Portfolio Turnover of the Portfolio(6)	—	—	—		—	31	%(7)
Portfolio Turnover of the Fund	76%	71%	66%		44%	31	%(7)(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

16	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Financial Highlights — continued

	Class R
	Year Ended December 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$11.900	$15.050	$17.820		$14.040	$13.460

Income (Loss) From Operations
Net investment loss(1)	$(0.078)	$(0.113)	$(0.111)		$(0.110)	$(0.027)
Net realized and unrealized gain (loss)	2.296	(0.200)	0.601		4.967	1.584

Total income (loss) from operations	$2.218	$(0.313)	$0.490		$4.857	$1.557

Less Distributions
From net investment income	$—	$—	$—		$(0.008)	$(0.118)
From net realized gain	(1.768)	(2.837)	(3.260)		(1.069)	(0.859)

Total distributions	$(1.768)	$(2.837)	$(3.260)		$(1.077)	$(0.977)

Net asset value — End of year	$12.350	$11.900	$15.050		$17.820	$14.040

Total Return(2)	19.04%	(3.05)%	3.54	%(3)	34.93%	11.58%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$567	$289	$305		$205	$65
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.77%	1.68%	1.63%		1.61%	1.65%
Net investment loss	(0.64)%	(0.77)%	(0.63)%		(0.66)%	(0.19)%
Portfolio Turnover of the Portfolio(6)	—	—	—		—	31	%(7)
Portfolio Turnover of the Fund	76%	71%	66%		44%	31	%(7)(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

17	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

18

Eaton Vance

Small-Cap Fund

December 31, 2016

Notes to Financial Statements — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$—	$605,437
Long-term capital gains	$9,763,550	$18,313,969

During the year ended December 31, 2016, accumulated net realized gain was decreased by $2,556,225, accumulated net investment loss was decreased by $314,720 and paid-in capital was increased by $2,241,505 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for net operating losses, distributions from real estate investment trusts (REITs) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$2,086,902
Net unrealized appreciation	$16,803,579

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnership allocations, investments in partnerships and distributions from REITs.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,010,960

Gross unrealized appreciation	$17,306,352
Gross unrealized depreciation	(502,773)

Net unrealized appreciation	$16,803,579

19

Eaton Vance

Small-Cap Fund

December 31, 2016

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended December 31, 2016, the Fund’s investment adviser fee amounted to $579,426 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2016, the administration fee amounted to $115,885.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $10,185 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,309 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $66,186 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2016, the Fund paid or accrued to EVD $10,674 and $63,271 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2016, the Fund paid or accrued to EVD $949 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2016 amounted to $3,558, $21,090 and $949 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended December 31, 2016, the Fund was informed that EVD received approximately $100, $200 and $200 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $58,340,299 and $84,832,771, respectively, for the year ended December 31, 2016.

20

Eaton Vance

Small-Cap Fund

December 31, 2016

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	595,519	425,235
Issued to shareholders electing to receive payments of distributions in Fund shares	278,345	383,246
Redemptions	(724,165)	(587,172)
Exchange from Class B shares	54,526	14,335

Net increase	204,225	235,644

	Year Ended December 31,
Class B	2016	2015

Sales	10,193	11,232
Issued to shareholders electing to receive payments of distributions in Fund shares	13,409	29,741
Redemptions	(44,577)	(34,168)
Exchange to Class A shares	(58,531)	(15,102)

Net decrease	(79,506)	(8,297)

	Year Ended December 31,
Class C	2016	2015

Sales	241,766	126,121
Issued to shareholders electing to receive payments of distributions in Fund shares	109,350	146,791
Redemptions	(278,425)	(215,489)

Net increase	72,691	57,423

	Year Ended December 31,
Class I	2016	2015

Sales	449,818	483,137
Issued to shareholders electing to receive payments of distributions in Fund shares	299,002	711,302
Redemptions	(2,228,171)	(1,796,175)

Net decrease	(1,479,351)	(601,736)

	Year Ended December 31,
Class R	2016	2015

Sales	30,282	11,252
Issued to shareholders electing to receive payments of distributions in Fund shares	5,417	4,328
Redemptions	(14,025)	(11,624)

Net increase	21,674	3,956

21

Eaton Vance

Small-Cap Fund

December 31, 2016

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$74,896,451	*	$—	$—	$74,896,451
Short-Term Investments	—		1,918,088	—	1,918,088

Total Investments	$74,896,451		$1,918,088	$—	$76,814,539

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

22

Eaton Vance

Small-Cap Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Small-Cap Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

23

Eaton Vance

Small-Cap Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $11,883,864 or, if subsequently determined to be different, the net capital gain of such year.

24

Eaton Vance

Small-Cap Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm)
(1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

25

Eaton Vance

Small-Cap Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research
(1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

26

Eaton Vance

Small-Cap Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at
1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

164    12.31.16

Eaton Vance

Global Small-Cap Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Global Small-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	23

Federal Tax Information	24

Management and Organization	25

Important Notices	28

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

With U.S. stock markets leading the way, most global equity markets delivered gains for the 12-month period ended December 31, 2016. Continued low interest rates and a rebound in oil prices were countered by geopolitical tensions, concerns about sluggish economic growth and uncertainties in the aftermath of the U.S. presidential election.

Global equity markets opened the period in a sharp downturn amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. The pullback began in early January 2016 and continued into mid-February 2016, when stocks turned around and soon overcame the earlier losses. Coinciding with the rebound was a reversal in crude oil prices, which rose following a prolonged decline. In late June 2016, Britain’s “Brexit” vote to leave the European Union sent stocks into a two-day tailspin. However, equity markets quickly rallied, recovering the lost ground. In the U.S., major stock indexes reached multiple record highs during July and August 2016.

Global equity markets retreated in late August 2016, as oil prices declined and investors worried about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, U.S. stocks rallied sharply following Donald Trump’s victory in the U.S. presidential election. The rally continued into December 2016 with financial stocks and the aerospace & defense industry leading the way. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid positive economic reports. However, the U.S. rally was not shared by other global markets, most of which lagged in the final month amid worries about future trade and immigration policy under President-elect Trump.

For the 12-month period, the MSCI World Index,2 a proxy for global equities, returned 7.51%. The MSCI EAFE Index, an index of developed-market international equities, returned 1.00%, while the MSCI Emerging Markets Index returned 11.19%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 11.96%.

Fund Performance

For the fiscal year ending December 31, 2016, Eaton Vance Global Small-Cap Fund (the Fund) had a total return of 8.49% for Class A shares at net asset value (NAV), underperforming its benchmark, the MSCI World Small Cap Index (the Index), which returned 12.71% for the same period.

The Fund underperformed the Index largely due to stock selection. Sector and industry allocation also detracted from relative Fund performance versus the Index. Ten of the Index’s 11 economic sectors registered positive returns for the period. The Fund had positive returns in nine of the 10 sectors in which it was invested.

The industrials sector detracted the most from relative Fund performance versus the Index due to unfavorable stock selection. Within the sector, the commercial services & supplies industry lagged notably in the 12-month period. IWG PLC, a global office space provider, was one of the Fund’s weakest performing individual stocks after Britain’s “Brexit” vote to leave the European Union raised concerns about the company’s significant presence in the country. Commercial carpet supplier Interface, Inc. also underperformed in the period due to Brexit fears.

In the materials sector, the metals & mining industry detracted from Fund performance relative to the Index due to stock selection and an underweight. In the lagging chemicals industry, British specialty chemicals company Essentra PLC was one of the Fund’s weakest stocks after the company experienced difficulties integrating an acquisition. The security was sold during the period.

The financials sector also detracted from relative Fund results versus the Index. In the insurance industry, Federated National Holding Co. was one of the Fund’s weakest individual stocks. The Florida-based property and casualty insurer reported lower financial results due to storm-related claims. The security was sold during the period.

The Fund’s weakest individual stock overall was optical component maker Infinera Corp., part of the information technology sector. The stock, which fell on multiple earnings disappointments, was sold during the period.

On the positive side, health care was the Fund’s leading sector due to stock selection. In the outperforming health care equipment & supplies industry, diagnostic equipment company Alere, Inc. was the Fund’s top individual stock after it received a buyout offer. The Fund sold all of its holdings following the offer. Medical supply company Teleflex, Inc. was among the Fund’s leading stocks after it delivered strong performance.

Stock selection and an overweight in the outperforming energy sector contributed to Fund performance relative to the Index. Oil driller Diamondback Energy, Inc. was among the Fund’s outperforming individual stocks, as it benefited from rising energy prices. In addition, the Fund’s lack of exposure to the underperforming telecommunications sector boosted relative Fund performance versus the Index in the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Performance2,3

Portfolio Manager Aidan M. Farrell, of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/28/2002	06/28/2002	8.49%	8.28%	4.87%
Class A with 5.75% Maximum Sales Charge	—	—	2.28	7.01	4.26
Class C at NAV	07/03/2002	07/03/2002	7.71	7.47	4.09
Class C with 1% Maximum Sales Charge	—	—	6.71	7.47	4.09
Class I at NAV	10/01/2009	06/28/2002	8.83	8.56	5.06
MSCI World Small Cap Index	—	—	12.71%	12.23%	5.60%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.77%	2.52%	1.52%
Net			1.40	2.15	1.15

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2006	$14,936	N.A.
Class I	$250,000	12/31/2006	$409,660	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

First Republic Bank	1.7%

Balchem Corp.	1.5

Pinnacle Foods, Inc.	1.3

iShares Russell 2000 ETF	1.3

Multi-Color Corp.	1.3

Hexcel Corp.	1.3

PDC Energy, Inc.	1.3

ServiceMaster Global Holdings, Inc.	1.2

AMETEK, Inc.	1.2

Kirby Corp.	1.2

Total	13.3%

Country Allocation (% of net assets)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective July 6, 2015, the Fund changed its name, investment objective and investment strategy. Performance prior to July 2015 reflects the Fund’s performance under its former investment objective and policies.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

[6]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective September 30, 2016, Aidan M. Farrell is the sole portfolio manager of the Fund.

5

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,090.50	$7.36	**	1.40%
Class C	$1,000.00	$1,086.30	$11.28	**	2.15%
Class I	$1,000.00	$1,091.00	$6.04	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.10	**	1.40%
Class C	$1,000.00	$1,014.30	$10.89	**	2.15%
Class I	$1,000.00	$1,019.40	$5.84	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Portfolio of Investments

Common Stocks — 98.6%

Security	Shares	Value

Australia — 2.8%
carsales.com, Ltd.	10,310	$84,230
Challenger, Ltd.	12,130	98,010
Mirvac Group	57,325	88,034
OZ Minerals, Ltd.	6,392	36,113
Regis Resources, Ltd.	19,879	41,802
Super Retail Group, Ltd.	11,070	82,412
Tox Free Solutions, Ltd.	54,025	100,801

		$531,402

Austria — 0.4%
ams AG	2,455	$69,567

		$69,567

Belgium — 0.7%
Kinepolis Group NV	1,386	$61,939
Warehouses De Pauw CVA	812	72,489

		$134,428

Bermuda — 1.5%
Essent Group, Ltd.(1)	3,649	$118,118
Genpact, Ltd.(1)	6,772	164,831

		$282,949

Canada — 5.5%
Boardwalk Real Estate Investment Trust	2,431	$88,086
CAE, Inc.	8,371	117,087
Canadian Energy Services & Technology Corp.	33,466	190,928
Detour Gold Corp.(1)	4,376	59,611
Gibson Energy, Inc.	11,557	163,372
Laurentian Bank of Canada	2,189	94,121
Linamar Corp.	1,324	56,889
North West Co., Inc. (The)	3,725	76,350
Seven Generations Energy, Ltd., Class A(1)	6,456	150,551
Torex Gold Resources, Inc.(1)	3,745	57,989

		$1,054,984

China — 0.6%
TAL Education Group ADR(1)	1,695	$118,904

		$118,904

Finland — 0.5%
Amer Sports Oyj	3,456	$91,710

		$91,710

Security	Shares	Value

France — 1.2%
Criteo SA ADR(1)	1,847	$75,875
Ipsen SA	1,208	87,284
Rubis SCA	829	68,278

		$231,437

Germany — 1.2%
Bertrandt AG	775	$78,753
Salzgitter AG	1,629	57,154
Scout24 AG(1)(2)	2,555	91,062

		$226,969

Hong Kong — 0.6%
Hysan Development Co., Ltd.	27,078	$111,671

		$111,671

Ireland — 1.4%
Irish Residential Properties REIT PLC	52,983	$65,045
UDG Healthcare PLC	24,431	201,183

		$266,228

Israel — 0.9%
Frutarom Industries, Ltd.	3,227	$164,713

		$164,713

Italy — 2.4%
Amplifon SpA	8,915	$84,900
Banca Generali SpA	5,298	126,012
Industria Macchine Automatiche SpA	1,711	103,623
MARR SpA	3,344	60,961
Moncler SpA	4,945	85,927

		$461,423

Japan — 11.6%
77 Bank, Ltd. (The)	22,786	$109,748
Advance Residence Investment Corp.	42	111,108
Ariake Japan Co., Ltd.	1,906	101,844
Asahi Intecc Co., Ltd.	2,600	105,091
Daifuku Co., Ltd.	5,829	123,836
Eiken Chemical Co., Ltd.	4,585	120,545
FP Corp.	2,110	96,585
GMO Internet, Inc.	13,300	169,212
Nomura Co., Ltd.	6,300	90,951
Penta-Ocean Construction Co., Ltd.	33,400	161,136
Relia, Inc.	20,400	201,035

7	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Sac’s Bar Holdings, Inc.	8,417	$85,297
Sakata INX Corp.	12,400	152,784
Sakata Seed Corp.	4,500	126,922
Sun Frontier Fudousan Co., Ltd.	8,300	73,148
Tokyo Century Corp.	4,487	153,101
Tokyu REIT, Inc.	81	102,619
Yokohama Reito Co., Ltd.	15,300	134,029

		$2,218,991

Netherlands — 1.4%
IMCD Group NV	4,289	$182,741
Refresco Group NV(2)	5,205	79,016

		$261,757

Norway — 0.5%
XXL ASA(2)	8,879	$100,742

		$100,742

Spain — 0.8%
Hispania Activos Inmobiliarios SOCIMI SA	9,336	$109,654
Tecnicas Reunidas SA	1,266	51,776

		$161,430

Sweden — 1.3%
Boliden AB	2,243	$58,262
Indutrade AB	5,080	101,809
Trelleborg AB, Class B	4,589	90,114

		$250,185

Switzerland — 1.2%
Temenos Group AG	1,958	$136,102
VZ Holding AG	300	89,855

		$225,957

United Kingdom — 6.7%
Bodycote PLC	24,477	$194,082
Halma PLC	8,432	93,287
Hastings Group Holdings PLC(2)	30,286	92,247
Hiscox, Ltd.	6,302	78,968
Inchcape PLC	9,888	85,452
IWG PLC	54,943	166,193
John Wood Group PLC	6,419	69,315
Melrose Industries PLC	91,419	222,211
St. James’s Place PLC	7,890	98,418

Security	Shares	Value

United Kingdom (continued)
UNITE Group PLC (The)	12,338	$92,190
WH Smith PLC	4,908	94,041

		$1,286,404

United States — 55.4%
Acadia Realty Trust	2,771	$90,556
ACI Worldwide, Inc.(1)	4,101	74,433
Akamai Technologies, Inc.(1)	2,106	140,428
Alliant Energy Corp.	2,037	77,182
AMERISAFE, Inc.	719	44,830
AMETEK, Inc.	4,853	235,856
Avnet, Inc.	2,656	126,452
AZZ, Inc.	1,335	85,307
Balchem Corp.	3,402	285,496
Bank of the Ozarks, Inc.	2,246	118,117
BankUnited, Inc.	1,844	69,500
Bats Global Markets, Inc.	2,430	81,429
Black Knight Financial Services, Inc., Class A(1)	2,652	100,246
Blackbaud, Inc.	2,585	165,440
Bright Horizons Family Solutions, Inc.(1)	2,292	160,486
Burlington Stores, Inc.(1)	1,707	144,668
Cambrex Corp.(1)	3,308	178,467
CMS Energy Corp.	1,814	75,499
Cohen & Steers, Inc.	2,727	91,627
Columbia Sportswear Co.	1,317	76,781
comScore, Inc.(1)	1,943	61,360
Convergys Corp.	3,909	96,005
CubeSmart	6,331	169,481
Curtiss-Wright Corp.	788	77,508
DCT Industrial Trust, Inc.	2,120	101,506
Diamondback Energy, Inc.(1)	2,031	205,253
Dolby Laboratories, Inc., Class A	2,890	130,599
Douglas Emmett, Inc.	4,479	163,752
Eagle Bancorp, Inc.(1)	2,981	181,692
EastGroup Properties, Inc.	1,426	105,296
Education Realty Trust, Inc.	1,895	80,159
Envision Healthcare Corp.(1)	1,160	73,416
Essex Property Trust, Inc.	642	149,265
Euronet Worldwide, Inc.(1)	1,805	130,736
Federal Realty Investment Trust	1,193	169,537
First American Financial Corp.	3,563	130,513
First Hawaiian, Inc.	2,609	90,845
First Republic Bank	3,465	319,265
Grand Canyon Education, Inc.(1)	1,935	113,101
Hexcel Corp.	4,714	242,488
Horace Mann Educators Corp.	2,008	85,942

8	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Hub Group, Inc., Class A(1)	1,924	$84,175
ICU Medical, Inc.(1)	739	108,892
Integra LifeSciences Holdings Corp.(1)	1,480	126,969
Interface, Inc.	2,848	52,830
James River Group Holdings, Ltd.	2,413	100,260
Jazz Pharmaceuticals PLC(1)	655	71,415
Kirby Corp.(1)	3,342	222,243
Landstar System, Inc.	2,022	172,477
Lazard, Ltd., Class A	2,229	91,590
Ligand Pharmaceuticals, Inc.(1)	995	101,102
Lithia Motors, Inc., Class A	983	95,184
LKQ Corp.(1)	6,745	206,734
MEDNAX, Inc.(1)	1,461	97,390
Mercury Systems, Inc.(1)	2,006	60,621
Milacron Holdings Corp.(1)	3,081	57,399
MTS Systems Corp.	2,893	164,033
Multi-Color Corp.	3,138	243,509
National Retail Properties, Inc.	1,596	70,543
NVR, Inc.(1)	70	116,830
Parkway, Inc.(1)	2,440	54,290
PDC Energy, Inc.(1)	3,308	240,095
PDF Solutions, Inc.(1)	5,103	115,073
Performance Food Group Co.(1)	5,042	121,008
Pinnacle Foods, Inc.	4,701	251,268
Pinnacle West Capital Corp.	1,016	79,278
Planet Fitness, Inc., Class A	1,531	30,773
Popeyes Louisiana Kitchen, Inc.(1)	2,416	146,120
PS Business Parks, Inc.	1,406	163,827
RBC Bearings, Inc.(1)	824	76,475
RealPage, Inc.(1)	4,595	137,850
RLI Corp.	2,360	148,987
ServiceMaster Global Holdings, Inc.(1)	6,266	236,040
South State Corp.	902	78,835
Surgical Care Affiliates, Inc.(1)	3,347	154,866
Teleflex, Inc.	798	128,598
US Concrete, Inc.(1)	2,752	180,256
Veeco Instruments, Inc.(1)	3,776	110,070
VWR Corp.(1)	7,324	183,320
WageWorks, Inc.(1)	2,123	153,917
West Pharmaceutical Services, Inc.	1,693	143,617
Western Alliance Bancorp(1)	2,161	105,262

		$10,584,540

Total Common Stocks (identified cost $17,311,927)		$18,836,391

Exchange-Traded Funds — 1.3%

Security	Shares	Value

iShares Russell 2000 ETF	1,807	$243,674

Total Exchange-Traded Funds (identified cost $220,137)		$243,674

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(3)	95,524	$95,534

Total Short-Term Investments (identified cost $95,543)		$95,534

Total Investments — 100.4% (identified cost $17,627,607)		$19,175,599

Other Assets, Less Liabilities — (0.4)%		$(74,616)

Net Assets — 100.0%		$19,100,983

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $363,067 or 1.9% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

9	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Portfolio of Investments — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.4%	$3,699,177
Financials	14.6	2,797,292
Information Technology	12.7	2,436,891
Real Estate	11.7	2,232,256
Consumer Discretionary	11.5	2,190,030
Health Care	10.3	1,967,055
Materials	6.2	1,190,765
Energy	5.6	1,071,290
Consumer Staples	5.0	951,398
Utilities	1.6	300,237
Exchange-Traded Funds	1.3	243,674
Short-Term Investments	0.5	95,534

Total Investments	100.4%	$19,175,599

10	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value (identified cost, $17,532,064)	$19,080,065
Affiliated investment, at value (identified cost, $95,543)	95,534
Cash	4,410
Foreign currency, at value (identified cost, $428)	430
Dividends receivable	19,752
Dividends receivable from affiliated investment	46
Receivable for investments sold	95,505
Receivable for Fund shares sold	41,671
Receivable from the transfer agent	114,221
Tax reclaims receivable	4,145
Receivable from affiliates	13,992
Total assets	$19,469,771

Liabilities
Demand note payable	$200,000
Payable for Fund shares redeemed	80,440
Payable to affiliates:
Investment adviser fee	12,211
Administration fee	2,442
Distribution and service fees	7,180
Trustees’ fees	383
Accrued expenses	66,132
Total liabilities	$368,788
Net Assets	$19,100,983

Sources of Net Assets
Paid-in capital	$18,262,056
Accumulated net realized loss	(677,164)
Accumulated net investment loss	(31,732)
Net unrealized appreciation	1,547,823
Net Assets	$19,100,983

Class A Shares
Net Assets	$11,659,444
Shares Outstanding	915,675
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.73
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.51

Class C Shares
Net Assets	$5,539,863
Shares Outstanding	489,659
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.31

Class I Shares
Net Assets	$1,901,676
Shares Outstanding	145,892
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends (net of foreign taxes, $18,554)	$489,157
Interest allocated from/dividends from affiliated investment	810
Expenses allocated from affiliated investment	(13)
Total investment income	$489,954

Expenses
Investment adviser fee	$155,413
Administration fee	31,083
Distribution and service fees
Class A	30,476
Class C	57,495
Trustees’ fees and expenses	1,396
Custodian fee	57,198
Transfer and dividend disbursing agent fees	43,506
Legal and accounting services	37,121
Printing and postage	13,478
Registration fees	39,944
Miscellaneous	17,820
Total expenses	$484,930
Deduct —
Allocation of expenses to affiliates	$158,715
Total expense reductions	$158,715

Net expenses	$326,215

Net investment income	$163,739

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(338,733)
Investment transactions in/allocated from affiliated investment	101
Foreign currency transactions	289
Net realized loss	$(338,343)
Change in unrealized appreciation (depreciation) —
Investments	$1,651,488
Investments — affiliated investment	(9)
Foreign currency	(373)
Net change in unrealized appreciation (depreciation)	$1,651,106

Net realized and unrealized gain	$1,312,763

Net increase in net assets from operations	$1,476,502

12	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income (loss)	$163,739	$(119,063)
Net realized gain (loss) from investment and foreign currency transactions	(338,343)	9,115,420
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,651,106	(11,757,058)
Net increase (decrease) in net assets from operations	$1,476,502	$(2,760,701)
Distributions to shareholders —
From net investment income
Class A	$(124,908)	$—
Class C	(25,618)	—
Class I	(24,504)	—
From net realized gain
Class A	—	(3,603,985)
Class B	—	(319,669)
Class C	—	(1,928,197)
Class I	—	(2,747,683)
Total distributions to shareholders	$(175,030)	$(8,599,534)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,230,162	$1,841,410
Class B	—	55,046
Class C	317,500	767,062
Class I	559,330	1,786,384
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	114,221	3,507,643
Class B	—	286,903
Class C	21,733	1,615,505
Class I	23,016	2,708,670
Cost of shares redeemed
Class A	(4,212,632)	(7,409,386)
Class B	—	(252,554)
Class C	(1,494,991)	(2,446,629)
Class I	(3,207,582)	(9,498,447)
Net asset value of shares exchanged
Class A	—	238,080
Class B	—	(238,080)
Net asset value of shares merged*
Class A	—	1,048,544
Class B	—	(1,048,544)
Net decrease in net assets from Fund share transactions	$(6,649,243)	$(7,038,393)

Net decrease in net assets	$(5,347,771)	$(18,398,628)

Net Assets
At beginning of year	$24,448,754	$42,847,382
At end of year	$19,100,983	$24,448,754

Accumulated net investment loss included in net assets
At end of year	$(31,732)	$(29,061)

*	At the close of business on December 18, 2015, Class B shares were merged into Class A shares.

13	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$11.860	$17.120	$17.380	$14.230	$14.120

Income (Loss) From Operations
Net investment income (loss)(1)	$0.109	$(0.030)	$(0.057)	$(0.053)	$0.020
Net realized and unrealized gain (loss)	0.898	(1.220)	0.608	4.476	1.341

Total income (loss) from operations	$1.007	$(1.250)	$0.551	$4.423	$1.361

Less Distributions
From net investment income	$(0.137)	$—	$—	$—	$—
From net realized gain	—	(4.010)	(0.811)	(1.273)	(1.251)

Total distributions	$(0.137)	$(4.010)	$(0.811)	$(1.273)	$(1.251)

Net asset value — End of year	$12.730	$11.860	$17.120	$17.380	$14.230

Total Return(2)(3)	8.49%	(7.84)%	3.37%	31.47%	9.59%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,659	$13,747	$19,438	$24,197	$19,174
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.40%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	0.92%	(0.18)%	(0.33)%	(0.32)%	0.14%
Portfolio Turnover	99%	150%	37%	52%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.77%, 0.32%, 0.34%, 0.55% and 0.63% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.550	$15.820	$16.240	$13.460	$13.520

Income (Loss) From Operations
Net investment income (loss)(1)	$0.017	$(0.138)	$(0.175)	$(0.165)	$(0.086)
Net realized and unrealized gain (loss)	0.796	(1.122)	0.566	4.218	1.277

Total income (loss) from operations	$0.813	$(1.260)	$0.391	$4.053	$1.191

Less Distributions
From net investment income	$(0.053)	$—	$—	$—	$—
From net realized gain	—	(4.010)	(0.811)	(1.273)	(1.251)

Total distributions	$(0.053)	$(4.010)	$(0.811)	$(1.273)	$(1.251)

Net asset value — End of year	$11.310	$10.550	$15.820	$16.240	$13.460

Total Return(2)(3)	7.71%	(8.57)%	2.62%	30.51%	8.76%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,540	$6,316	$9,015	$9,876	$7,911
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	2.15%	2.20%	2.20%	2.20%	2.20%
Net investment income (loss)	0.16%	(0.93)%	(1.07)%	(1.07)%	(0.61)%
Portfolio Turnover	99%	150%	37%	52%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.77%, 0.32%, 0.34%, 0.55% and 0.63% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2016	2015	2014		2013	2012
Net asset value — Beginning of year	$12.130	$17.380	$17.590		$14.350	$14.190

Income (Loss) From Operations
Net investment income (loss)(1)	$0.184	$0.001	$(0.000	)(2)	$(0.010)	$0.061
Net realized and unrealized gain (loss)	0.886	(1.241)	0.601		4.523	1.350

Total income (loss) from operations	$1.070	$(1.240)	$0.601		$4.513	$1.411

Less Distributions
From net investment income	$(0.170)	$—	$—		$—	$—
From net realized gain	—	(4.010)	(0.811)		(1.273)	(1.251)

Total distributions	$(0.170)	$(4.010)	$(0.811)		$(1.273)	$(1.251)

Net asset value — End of year	$13.030	$12.130	$17.380		$17.590	$14.350

Total Return(3)(4)	8.83%	(7.67)%	3.61%		31.84%	9.89%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,902	$4,386	$12,753		$2,428	$1,598
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.15%	1.20%	1.20%		1.20%	1.20%
Net investment income (loss)	1.53%	0.01%	(0.00	)%(6)	(0.06)%	0.41%
Portfolio Turnover	99%	150%	37%		52%	36%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.77%, 0.32%, 0.34%, 0.55% and 0.63% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Amount is less than (0.005)%.

16	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on December 18, 2015, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

17

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Notes to Financial Statements — continued

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$175,030	$—
Long-term capital gains	$—	$8,599,534

During the year ended December 31, 2016, accumulated net realized loss was decreased by $6,810, accumulated net investment loss was decreased by $8,620 and paid-in capital was decreased by $15,430 due to distributions in excess for required excise distributions and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts (REITs) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Deferred capital losses	$(537,250)
Net unrealized appreciation	$1,376,177

18

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, distributions from REITs and investments in PFICs.

At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $537,250 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $537,250 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,799,253

Gross unrealized appreciation	$2,068,423
Gross unrealized depreciation	(692,077)

Net unrealized appreciation	$1,376,346

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended December 31, 2016, the investment adviser fee amounted to $155,413 or 0.75% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2016, the administration fee amounted to $31,083. BMR, EVM and EVMI have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40%, 2.15% and 1.15% (1.45%, 2.20% and 1.20% prior to January 4, 2016) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, BMR, EVM and EVMI were allocated $158,715 in total of the Fund’s operating expenses for the year ended December 31, 2016. This agreement may be changed or terminated after April 30, 2017. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $4,561 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,952 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

During the year ended December 31, 2016, BMR reimbursed the Fund $1,892 for a trading error. The effect of the loss incurred and the reimbursement by BMR of such amount had no impact on total return.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $30,476 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2016, the Fund paid or accrued to EVD $43,121 for Class C shares.

19

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2016 amounted to $14,374 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2016, the Fund was informed that EVD received less than $100 of CDSCs paid by each of Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $20,698,889 and $28,058,329, respectively, for the year ended December 31, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	102,972	118,822
Issued to shareholders electing to receive payments of distributions in Fund shares	9,015	288,933
Redemptions	(355,333)	(489,328)
Merger from Class B shares	—	89,850
Exchange from Class B shares	—	15,326

Net increase (decrease)	(243,346)	23,603

Class B		Year Ended December 31, 2015(1)

Sales		4,448
Issued to shareholders electing to receive payments of distributions in Fund shares		26,394
Redemptions		(17,042)
Merger to Class A shares		(100,456)
Exchange to Class A shares		(16,713)

Net decrease		(103,369)

20

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Notes to Financial Statements — continued

	Year Ended December 31,
Class C	2016	2015

Sales	30,162	58,343
Issued to shareholders electing to receive payments of distributions in Fund shares	1,930	149,446
Redemptions	(140,917)	(179,319)

Net increase (decrease)	(108,825)	28,470

	Year Ended December 31,
Class I	2016	2015

Sales	45,797	117,327
Issued to shareholders electing to receive payments of distributions in Fund shares	1,775	218,089
Redemptions	(263,192)	(707,763)

Net decrease	(215,620)	(372,347)

(1)	Offering of Class B shares was discontinued during the year ended December 31, 2015 (see Note 1).

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2016, the Fund had a balance outstanding pursuant to this line of credit of $200,000 at an interest rate of 1.66%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at December 31, 2016. The Fund’s average borrowings or allocated fees during the year ended December 31, 2016 were not significant.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

21

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$118,904	$2,862,064		$—	$2,980,968
Developed Europe	75,875	3,692,362		—	3,768,237
Developed Middle East	—	164,713		—	164,713
North America	11,922,473	—		—	11,922,473

Total Common Stocks	$12,117,252	$6,719,139	*	$—	$18,836,391

Exchange-Traded Funds	$243,674	$—		$—	$243,674
Short-Term Investments	—	95,534		—	95,534

Total Investments	$12,360,926	$6,814,673		$—	$19,175,599

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

22

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Global Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Global Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Global Small-Cap Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 17, 2017

23

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended December 31, 2016, the Fund designates approximately $425,932, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 55.37% qualifies for the corporate dividends received deduction.

24

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman
(2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm)
(1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

25

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research
(1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

26

Eaton Vance

Global Small-Cap Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1303    12.31.16

Eaton Vance

Special Equities Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

Special Equities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Management and Organization	23

Important Notices	26

Eaton Vance

Special Equities Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets rose in the 12-month period ended December 31, 2016, as the nation’s economy continued to strengthen and the outcome of the U.S. presidential election gave stocks a late-period boost.

U.S. stocks as well as international markets opened the period on the downside amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. The pullback began in early January 2016 and continued into mid-February, when stocks turned around and soon overcame the earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

In June 2016, U.S. stocks plunged along with international markets following Britain’s “Brexit” vote to leave the European Union. However, equity markets, led by the U.S., quickly rallied from the two-day tailspin and recovered the lost ground. Helped by stronger U.S. economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

U.S. equity markets retreated in late August 2016 amid falling oil prices and fears about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, stocks rallied sharply following the victory of Donald Trump in the U.S. presidential election. The broad-based “Trump Bump” was led by financial stocks as well as the aerospace & defense industry. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average2 advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 11.96%. The technology-laden NASDAQ Composite Index delivered an 8.87% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index outperformed their large-cap counterparts, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the fiscal year ending December 31, 2016, Eaton Vance Special Equities Fund (the Fund) had a total return of 15.44% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Russell 2500™ Index (the Index), returned 17.59% during the period.

The Fund underperformed the benchmark due to sector allocation. Stock selection overall made a positive contribution to Fund performance relative to the Index. Of the 11 economic sectors in the Index, 10 had positive returns for the 12-month period, while the Fund recorded positive returns in nine of the 10 sectors in which it was invested.

The financials sector was the Fund’s worst-performer versus the Index in the 12-month period as a result of stock selection. Within the sector, the banking industry along with the capital markets industry were notable laggards. Global capital markets company Lazard, Ltd. was among the Fund’s worst-performing individual stocks as earnings disappointed amid a challenging business climate.

Stock selection and an underweight position in the real estate sector detracted from relative Fund performance versus the Index. In the real estate investment trust (REIT) industry, storage facility CubeSmart was one of the Fund’s weakest stocks in the period amid fears of an oversupply.

Stock selection in the consumer discretionary sector detracted from relative Fund performance versus the Index. In the lagging consumer services industry, home services giant ServiceMaster Global Holdings, Inc. was among the Fund’s weakest individual stocks after reporting disappointing earnings. The Fund’s worst-performing individual stock overall was optical component maker Infinera Corp., part of the information technology sector. The stock, which fell on multiple earnings disappointments, was sold during the period.

On the positive side, health care was the Fund’s leading sector due largely to an underweight position in the biotechnology industry, which lagged in the 12-month period. In the outperforming health care equipment & supplies industry, diagnostic equipment company Alere, Inc. was among the Fund’s top-performing stocks after it received a buyout offer. The Fund sold all of its holdings following the offer. Another company in the industry, medical device maker ICU Medical, Inc., was one of the Fund’s leading stocks as it benefited from an acquisition.

Stock selection and an overweight in the energy sector contributed to Fund performance relative to the Index. Natural gas producer Rice Energy, Inc. and oil driller Diamondback Energy, Inc. were among the Fund’s best performing individual stocks. Both companies benefited from rising energy prices.

The consumer staples sector also boosted relative Fund results versus the Index in the period, particularly stock selection in the specialty retail industry. Overall, the Fund’s top-performing individual stock was Mentor Graphics Corp., an electronic design software company that was acquired during the period. The Fund sold the stock during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

December 31, 2016

Performance2,3

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	15.44%	10.64%	6.53%
Class A with 5.75% Maximum Sales Charge	—	—	8.82	9.34	5.90
Class C at NAV	11/17/1994	04/22/1968	14.57	9.83	5.74
Class C with 1% Maximum Sales Charge	—	—	13.57	9.83	5.74
Class I at NAV	07/29/2011	04/22/1968	15.69	10.93	6.68
Russell 2500™ Index	—	—	17.59%	14.52%	7.68%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.32%	2.06%	1.07%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2006	$17,475	N.A.
Class I	$250,000	12/31/2006	$477,410	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Special Equities Fund

December 31, 2016

Fund Profile

Sector Allocation (% of net assets)[5]

Top 10 Holdings (% of net assets)[5]

Balchem Corp.	2.7%

ServiceMaster Global Holdings, Inc.	2.4

Multi-Color Corp.	2.3

Kirby Corp.	2.3

Pinnacle Foods, Inc.	2.2

PDC Energy, Inc.	2.2

Hexcel Corp.	2.1

First Republic Bank	2.1

West Pharmaceutical Services, Inc.	1.9

Euronet Worldwide, Inc.	1.9

Total	22.1%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Special Equities Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Special Equities Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,107.50	$7.36	1.39%
Class C	$1,000.00	$1,103.40	$11.31	2.14%
Class I	$1,000.00	$1,108.90	$6.04	1.14%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.05	1.39%
Class C	$1,000.00	$1,014.40	$10.84	2.14%
Class I	$1,000.00	$1,019.40	$5.79	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016.

6

Eaton Vance

Special Equities Fund

December 31, 2016

Portfolio of Investments

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 3.8%
Curtiss-Wright Corp.	1,990	$195,736
Hexcel Corp.	16,708	859,460
Mercury Systems, Inc.(1)	15,181	458,770

		$1,513,966

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A(1)	7,373	$322,569

		$322,569

Banks — 7.3%
Bank of the Ozarks, Inc.	13,110	$689,455
BankUnited, Inc.	3,799	143,184
Eagle Bancorp, Inc.(1)	4,420	269,399
First Hawaiian, Inc.	15,287	532,293
First Republic Bank	9,035	832,485
South State Corp.	2,800	244,720
Western Alliance Bancorp(1)	4,370	212,863

		$2,924,399

Biotechnology — 0.9%
Ligand Pharmaceuticals, Inc.(1)	3,765	$382,562

		$382,562

Capital Markets — 3.2%
Bats Global Markets, Inc.	15,695	$525,940
Cohen & Steers, Inc.	11,077	372,187
Lazard, Ltd., Class A	9,180	377,206

		$1,275,333

Chemicals — 2.7%
Balchem Corp.	12,845	$1,077,952

		$1,077,952

Commercial Services & Supplies — 3.4%
Interface, Inc.	22,165	$411,161
Multi-Color Corp.	12,120	940,512

		$1,351,673

Construction Materials — 1.1%
US Concrete, Inc.(1)	6,615	$433,283

		$433,283

Security	Shares	Value

Distributors — 1.7%
LKQ Corp.(1)	22,695	$695,602

		$695,602

Diversified Consumer Services — 4.4%
Bright Horizons Family Solutions, Inc.(1)	6,360	$445,327
Grand Canyon Education, Inc.(1)	6,640	388,108
ServiceMaster Global Holdings, Inc.(1)	25,360	955,311

		$1,788,746

Electric Utilities — 1.4%
Alliant Energy Corp.	7,270	$275,460
Pinnacle West Capital Corp.	3,635	283,639

		$559,099

Electrical Equipment — 2.5%
AMETEK, Inc.	14,600	$709,560
AZZ, Inc.	4,504	287,806

		$997,366

Electronic Equipment, Instruments & Components — 3.2%
Avnet, Inc.	7,340	$349,457
Dolby Laboratories, Inc., Class A	11,410	515,618
MTS Systems Corp.	7,473	423,719

		$1,288,794

Equity Real Estate Investment Trusts (REITs) — 9.6%
Acadia Realty Trust	3,010	$98,367
CubeSmart	24,795	663,762
DCT Industrial Trust, Inc.	10,945	524,047
Education Realty Trust, Inc.	8,815	372,874
Essex Property Trust, Inc.	1,940	451,050
Extra Space Storage, Inc.	2,290	176,880
Federal Realty Investment Trust	4,920	699,181
National Retail Properties, Inc.	5,730	253,266
Paramount Group, Inc.	30,140	481,939
Parkway, Inc.(1)	6,030	134,167

		$3,855,533

Food & Staples Retailing — 1.0%
Performance Food Group Co.(1)	17,415	$417,960

		$417,960

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Food Products — 2.2%
Pinnacle Foods, Inc.	16,915	$904,107

		$904,107

Health Care Equipment & Supplies — 7.7%
Bard (C.R.), Inc.	3,125	$702,063
ICU Medical, Inc.(1)	3,113	458,701
Integra LifeSciences Holdings Corp.(1)	6,441	552,573
Teleflex, Inc.	3,905	629,291
West Pharmaceutical Services, Inc.	9,180	778,739

		$3,121,367

Health Care Providers & Services — 3.1%
Envision Healthcare Corp.(1)	3,105	$196,516
MEDNAX, Inc.(1)	5,780	385,295
Surgical Care Affiliates, Inc.(1)	9,600	444,192
Team Health Holdings, Inc.(1)	4,985	216,598

		$1,242,601

Hotels, Restaurants & Leisure — 1.7%
Planet Fitness, Inc., Class A	7,655	$153,865
Popeyes Louisiana Kitchen, Inc.(1)	8,739	528,535

		$682,400

Household Durables — 0.7%
NVR, Inc.(1)	175	$292,075

		$292,075

Insurance — 4.1%
First American Financial Corp.	16,470	$603,296
Horace Mann Educators Corp.	14,615	625,522
RLI Corp.	6,605	416,974

		$1,645,792

Internet Software & Services — 1.6%
Akamai Technologies, Inc.(1)	6,210	$414,083
comScore, Inc.(1)	6,700	211,586

		$625,669

IT Services — 4.2%
Black Knight Financial Services, Inc., Class A(1)	7,910	$298,998
Convergys Corp.	9,075	222,882
Euronet Worldwide, Inc.(1)	10,400	753,272
Genpact, Ltd.(1)	17,560	427,410

		$1,702,562

Security	Shares	Value

Life Sciences Tools & Services — 2.4%
Cambrex Corp.(1)	6,860	$370,097
VWR Corp.(1)	23,390	585,452

		$955,549

Machinery — 1.5%
Milacron Holdings Corp.(1)	6,050	$112,711
RBC Bearings, Inc.(1)	5,417	502,752

		$615,463

Marine — 2.3%
Kirby Corp.(1)	13,640	$907,060

		$907,060

Multi-Utilities — 0.7%
CMS Energy Corp.	6,310	$262,622

		$262,622

Oil, Gas & Consumable Fuels — 5.1%
Diamondback Energy, Inc.(1)	6,685	$675,586
PDC Energy, Inc.(1)	12,135	880,758
Rice Energy, Inc.(1)	24,220	517,097

		$2,073,441

Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(1)	2,605	$284,023

		$284,023

Professional Services — 1.4%
WageWorks, Inc.(1)	8,050	$583,625

		$583,625

Road & Rail — 1.9%
Kansas City Southern	5,370	$455,644
Landstar System, Inc.	3,605	307,507

		$763,151

Semiconductors & Semiconductor Equipment — 3.2%
MACOM Technology Solutions Holdings, Inc.(1)	10,727	$496,445
PDF Solutions, Inc.(1)	17,840	402,292
Veeco Instruments, Inc.(1)	13,965	407,080

		$1,305,817

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Software — 3.5%
ACI Worldwide, Inc.(1)	11,940	$216,711
Blackbaud, Inc.	9,290	594,560
RealPage, Inc.(1)	20,285	608,550

		$1,419,821

Specialty Retail — 1.9%
Burlington Stores, Inc.(1)	6,313	$535,027
Lithia Motors, Inc., Class A	2,415	233,844

		$768,871

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	6,638	$386,995

		$386,995

Thrifts & Mortgage Finance — 1.5%
Essent Group, Ltd.(1)	19,125	$619,076

		$619,076

Total Common Stocks (identified cost $33,493,581)		$40,046,924

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(2)	382,904	$382,942

Total Short-Term Investments (identified cost $382,980)		$382,942

Total Investments — 100.4% (identified cost $33,876,561)		$40,429,866

Other Assets, Less Liabilities — (0.4)%		$(154,893)

Net Assets — 100.0%		$40,274,973

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Unaffiliated investments, at value (identified cost, $33,493,581)	$40,046,924
Affiliated investment, at value (identified cost, $382,980)	382,942
Dividends receivable	37,526
Dividends receivable from affiliated investment	165
Receivable for Fund shares sold	31,419
Total assets	$40,498,976

Liabilities
Payable for investments purchased	$46,141
Payable for Fund shares redeemed	80,875
Payable to affiliates:
Investment adviser fee	20,861
Distribution and service fees	8,744
Trustees’ fees	625
Accrued expenses	66,757
Total liabilities	$224,003
Net Assets	$40,274,973

Sources of Net Assets
Paid-in capital	$33,146,192
Accumulated net realized gain	575,476
Net unrealized appreciation	6,553,305
Net Assets	$40,274,973

Class A Shares
Net Assets	$32,004,572
Shares Outstanding	1,516,657
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.10
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$22.39

Class C Shares
Net Assets	$2,315,967
Shares Outstanding	121,214
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.11

Class I Shares
Net Assets	$5,954,434
Shares Outstanding	277,465
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends	$439,272
Interest allocated from/dividends from affiliated investment	3,487
Expenses allocated from affiliated investment	(88)
Total investment income	$442,671

Expenses
Investment adviser fee	$247,800
Distribution and service fees
Class A	76,355
Class C	24,217
Trustees’ fees and expenses	2,457
Custodian fee	29,908
Transfer and dividend disbursing agent fees	69,839
Legal and accounting services	40,900
Printing and postage	13,378
Registration fees	42,109
Miscellaneous	12,793
Total expenses	$559,756

Net investment loss	$(117,085)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,693,813
Investment transactions in/allocated from affiliated investment	89
Net realized gain	$2,693,902
Change in unrealized appreciation (depreciation) —
Investments	$3,006,355
Investments — affiliated investment	(38)
Net change in unrealized appreciation (depreciation)	$3,006,317

Net realized and unrealized gain	$5,700,219

Net increase in net assets from operations	$5,583,134

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment loss	$(117,085)	$(228,811)
Net realized gain from investment transactions	2,693,902	7,475,617
Net change in unrealized appreciation (depreciation) from investments	3,006,317	(8,191,380)
Net increase (decrease) in net assets from operations	$5,583,134	$(944,574)
Distributions to shareholders —
From net realized gain
Class A	$(2,109,378)	$(3,278,132)
Class C	(174,108)	(332,993)
Class I	(363,746)	(959,849)
Total distributions to shareholders	$(2,647,232)	$(4,570,974)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,088,799	$843,002
Class C	153,915	921,099
Class I	1,943,767	2,319,829
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,785,310	2,758,235
Class C	154,066	296,399
Class I	134,724	621,085
Cost of shares redeemed
Class A	(4,098,936)	(4,302,298)
Class C	(1,015,220)	(757,071)
Class I	(5,749,570)	(12,577,911)
Net decrease in net assets from Fund share transactions	$(5,603,145)	$(9,877,631)

Net decrease in net assets	$(2,667,243)	$(15,393,179)

Net Assets
At beginning of year	$42,942,216	$58,335,395
At end of year	$40,274,973	$42,942,216

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2016

Financial Highlights

	Class A
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$19.550	$22.460	$22.070	$16.260	$15.250

Income (Loss) From Operations
Net investment loss(1)	$(0.058)	$(0.111)	$(0.113)	$(0.087)	$(0.030)
Net realized and unrealized gain (loss)	3.025	(0.539)	0.503	6.017	1.040

Total income (loss) from operations	$2.967	$(0.650)	$0.390	$5.930	$1.010

Less Distributions
From net investment income	$—	$—	$—	$(0.120)	$—
From net realized gain	(1.417)	(2.260)	—	—	—

Total distributions	$(1.417)	$(2.260)	$—	$(0.120)	$—

Net asset value — End of year	$21.100	$19.550	$22.460	$22.070	$16.260

Total Return(2)	15.44%	(2.99)%	1.77%	36.54%	6.62%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,005	$30,930	$35,786	$42,046	$35,592
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.41%	1.32%	1.31%	1.31%	1.43%
Net investment loss	(0.29)%	(0.48)%	(0.52)%	(0.45)%	(0.18)%
Portfolio Turnover of the Portfolio(5)	—	—	—	—	26	%(6)
Portfolio Turnover of the Fund	67%	83%	55%	61%	37	%(6)(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	Not annualized.

(7)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2016

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$17.960	$20.970	$20.760	$15.390	$14.550

Income (Loss) From Operations
Net investment loss(1)	$(0.191)	$(0.262)	$(0.260)	$(0.216)	$(0.146)
Net realized and unrealized gain (loss)	2.758	(0.488)	0.470	5.683	0.986

Total income (loss) from operations	$2.567	$(0.750)	$0.210	$5.467	$0.840

Less Distributions
From net investment income	$—	$—	$—	$(0.097)	$—
From net realized gain	(1.417)	(2.260)	—	—	—

Total distributions	$(1.417)	$(2.260)	$—	$(0.097)	$—

Net asset value — End of year	$19.110	$17.960	$20.970	$20.760	$15.390

Total Return(2)	14.57%	(3.68)%	1.01%	35.59%	5.77%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,316	$2,925	$2,913	$3,280	$2,818
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	2.16%	2.06%	2.06%	2.06%	2.19%
Net investment loss	(1.05)%	(1.22)%	(1.26)%	(1.20)%	(0.96)%
Portfolio Turnover of the Portfolio(5)	—	—	—	—	26	%(6)
Portfolio Turnover of the Fund	67%	83%	55%	61%	37	%(6)(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	Not annualized.

(7)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2016

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$19.820	$22.670	$22.220	$16.320	$15.270

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.009)	$(0.047)	$(0.056)	$(0.029)	$0.010
Net realized and unrealized gain (loss)	3.066	(0.543)	0.506	6.044	1.040

Total income (loss) from operations	$3.057	$(0.590)	$0.450	$6.015	$1.050

Less Distributions
From net investment income	$—	$—	$—	$(0.115)	$—
From net realized gain	(1.417)	(2.260)	—	—	—

Total distributions	$(1.417)	$(2.260)	$—	$(0.115)	$—

Net asset value — End of year	$21.460	$19.820	$22.670	$22.220	$16.320

Total Return(2)	15.69%	(2.70)%	2.03%	36.93%	6.88%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,954	$9,087	$19,636	$18,404	$11,550
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.16%	1.07%	1.06%	1.06%	1.18%
Net investment income (loss)	(0.05)%	(0.20)%	(0.25)%	(0.15)%	0.06%
Portfolio Turnover of the Portfolio(5)	—	—	—	—	26	%(6)
Portfolio Turnover of the Fund	67%	83%	55%	61%	37	%(6)(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(6)	Not annualized.

(7)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to May 1, 2012 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund

16

Eaton Vance

Special Equities Fund

December 31, 2016

Notes to Financial Statements — continued

shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Long-term capital gains	$2,647,232	$4,570,974

During the year ended December 31, 2016, accumulated net realized gain was decreased by $476,466, accumulated net investment loss was decreased by $117,085 and paid-in capital was increased by $359,381 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for net operating losses, distributions from real estate investment trusts (REITs) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$86,970
Undistributed long-term capital gains	$487,763
Net unrealized appreciation	$6,554,048
The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,875,818

Gross unrealized appreciation	$7,062,189
Gross unrealized depreciation	(508,141)

Net unrealized appreciation	$6,554,048

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the year ended

17

Eaton Vance

Special Equities Fund

December 31, 2016

Notes to Financial Statements — continued

December 31, 2016, the Fund’s investment adviser fee amounted to $247,800. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2016, EVM earned $14,812 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,357 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $76,355 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2016, the Fund paid or accrued to EVD $18,163 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2016 amounted to $6,054 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2016, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $26,418,331 and $34,289,595, respectively, for the year ended December 31, 2016.

18

Eaton Vance

Special Equities Fund

December 31, 2016

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2016	2015

Sales	54,328	37,424
Issued to shareholders electing to receive payments of distributions in Fund shares	86,394	139,657
Redemptions	(205,849)	(188,856)

Net decrease	(65,127)	(11,775)

	Year Ended December 31,
Class C	2016	2015

Sales	8,514	43,078
Issued to shareholders electing to receive payments of distributions in Fund shares	8,217	16,340
Redemptions	(58,420)	(35,467)

Net increase (decrease)	(41,689)	23,951

	Year Ended December 31,
Class I	2016	2015

Sales	98,085	101,850
Issued to shareholders electing to receive payments of distributions in Fund shares	6,398	31,039
Redemptions	(285,601)	(540,634)

Net decrease	(181,118)	(407,745)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

19

Eaton Vance

Special Equities Fund

December 31, 2016

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$40,046,924	*	$—	$—	$40,046,924
Short-Term Investments	—		382,942	—	382,942

Total Investments	$40,046,924		$382,942	$—	$40,429,866

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

20

Eaton Vance

Special Equities Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Special Equities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Special Equities Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Special Equities Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 17, 2017

21

Eaton Vance

Special Equities Fund

December 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2017 showed the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2016, the Fund designates approximately $328,128, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $2,434,695 or, if subsequently determined to be different, the net capital gain of such year.

22

Eaton Vance

Special Equities Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

23

Eaton Vance

Special Equities Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

24

Eaton Vance

Special Equities Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

172    12.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Balanced Fund, Eaton Vance Core Bond Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Global Small-Cap Fund, Eaton Vance Greater India Fund, Eaton Vance Growth Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Real Estate Fund, Eaton Vance Small-Cap Fund and Eaton Vance Special Equities Fund (the “Fund(s)”) are series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended December 31, 2015 and December 31, 2016 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Balanced Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$23,940	$24,140
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,706	$18,613
All Other Fees(3)	$0	$0

Total	$39,646	$42,753

Eaton Vance Core Bond Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$14,950	$15,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,804	$13,422
All Other Fees(3)	$0	$0

Total	$26,754	$28,472

Eaton Vance Dividend Builder Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$28,630	$28,930
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,885	$11,486
All Other Fees(3)	$0	$0

Total	$40,515	$40,416

Eaton Vance Global Small-Cap Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$26,160	$26,360
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,694	$11,041
All Other Fees(3)	$0	$0

Total	$35,854	$37,401

Eaton Vance Greater India Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$16,050	$16,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,631	$9,864
All Other Fees(3)	$0	$0

Total	$25,681	$26,014

Eaton Vance Growth Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$17,780	$17,980
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,349	$12,682
All Other Fees(3)	$0	$0

Total	$26,129	$30,662

Eaton Vance Large-Cap Value Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$27,840	$25,140
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,135	$11,486
All Other Fees(3)	$0	$0

Total	$37,975	$36,626

Eaton Vance Real Estate Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$27,080	$27,380
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,508	$12,621
All Other Fees(3)	$0	$0

Total	$39,588	$40,001

Eaton Vance Small-Cap Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$32,340	$32,640
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,184	$11,536
All Other Fees(3)	$0	$0

Total	$42,524	$44,176

Eaton Vance Special Equities Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$28,760	$29,060
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,648	$10,994
All Other Fees(3)	$0	$0

Total	$38,408	$40,054

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31, October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	10/31/15	11/30/15	12/31/15	10/31/16	11/30/16	12/31/16
Audit Fees	$76,170	$27,430	$375,995	$106,390	$27,730	$242,830
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$35,676	$9,229	$150,922	$57,445	$12,071	$123,745
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$111,846	$36,659	$526,917	$163,835	$39,801	$366,575

*	Information is not presented for fiscal year ended 8/31/16, as no Series in the Trust with such fiscal year end was in operation during such period.

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	10/31/15	11/30/15	12/31/15	10/31/16	11/30/16	12/31/16
Registrant(1)	$35,676	$9,229	$150,922	$57,445	$12,071	$123,745
Eaton Vance(2)	$46,000	$53,934	$56,434	$56,434	$48,500	$46,000

*	Information is not presented for fiscal years ended 8/31/15 and 8/31/16, as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017